United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Federated Hermes Money Market Obligations Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/20

Date of Reporting Period: 10/31/20

Item 1.	Reports to Stockholders

Annual Shareholder Report
October 31, 2020

Share Class | Ticker	Wealth | CAIXX	Service | CACXX	Cash II | CALXX
	Cash Series | CCSXX	Capital | CCCXX

Federated Hermes California Municipal Cash Trust
(formerly, Federated California Municipal Cash Trust)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes California Municipal Cash Trust
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from November 1, 2019 through October 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	57.2%
Commercial Paper	34.7%
Municipal Notes	8.1%
Other Assets and Liabilities—Net[2,3]	(0.0)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
At October 31, 2020, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	54.5%
8-30 Days	3.0%
31-90 Days	27.5%
91-180 Days	8.9%
181 Days or more	6.1%
Other Assets and Liabilities—Net[2]	(0.0)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Represents less than 0.1%.
Annual Shareholder Report

Portfolio of Investments
October 31, 2020
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 100.0%
		California— 100.0%
$ 1,295,000		ABAG Finance Authority for Non-Profit Corporations, CA (Ecology Action of Santa Cruz), (Series 2010) Weekly VRDNs, (Comerica Bank LOC), 0.150%, 11/5/2020	$1,295,000
2,710,000		Alameda County, CA IDA (Santini Foods, Inc.), (Series 2010A) Weekly VRDNs, (Comerica Bank LOC), 0.150%, 11/5/2020	2,710,000
335,000		Alameda County, CA IDA Recovery Zone Facility (Dale Hardware, Inc.), (Series 2010) Weekly VRDNs, (Comerica Bank LOC), 0.150%, 11/5/2020	335,000
2,595,000		Alameda County, CA IDA Recovery Zone Facility (Reis Newark LLC), (Series 2010A) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 0.150%, 11/5/2020	2,595,000
9,960,000		Alvord, CA USD, Tender Option Bond Trust Certificates (2016-XG0089) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 0.200%, 11/5/2020	9,960,000
3,200,000		Antelope Valley, CA CCD, Tender Option Bond Trust Receipts (Series 2020-XF0894) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.130%, 11/5/2020	3,200,000
3,365,000		Banning, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2440) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.170%, 11/5/2020	3,365,000
9,000,000		Bay Area Toll Authority, CA, Tender Option Bond Trust Receipts (Series 2017-ZM0542) Weekly VRDNs, (Bank of America N.A. LIQ), 0.130%, 11/5/2020	9,000,000
4,000,000		Beaumont, CA Public Improvement Authority, Tender Option Bond Trust Certificates (Series 2018-ZF2715) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.170%, 11/5/2020	4,000,000
3,320,000		Calexico, CA USD, Tender Option Bond Trust Certificates (2017- XG0118) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/ (Morgan Stanley Bank, N.A. LIQ), 0.170%, 11/5/2020	3,320,000
4,920,000		California Education Notes Program (San Mateo, CA Union High School District), (Series A) TRANs, 4.000%, 6/30/2021	5,043,359
1,200,000		California Educational Facilities Authority (Stanford University), (Series S-4), CP, 0.250%, Mandatory Tender 7/20/2021	1,200,000
6,375,000		California Educational Facilities Authority (Stanford University), CP, 0.210%, Mandatory Tender 3/3/2021	6,375,000
5,125,000		California Enterprise Development Authority (Alvarado Street Bakery), (Series 2007) Weekly VRDNs, (U.S. Bank, N.A. LOC), 0.160%, 11/5/2020	5,125,000
5,170,000		California Enterprise Development Authority (Humane Society Silicon Valley), (Series 2008) Weekly VRDNs, (FHLB of San Francisco LOC), 0.140%, 11/5/2020	5,170,000
3,800,000		California Enterprise Development Authority (Regional Properties, Inc.), (Series 2010: Recovery Zone Facility) Weekly VRDNs, (FHLB of San Francisco LOC), 0.140%, 11/5/2020	3,800,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$52,245,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.240%, 11/5/2020	$52,245,000
21,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006D), CP, 0.250%, Mandatory Tender 1/7/2021	21,000,000
5,000,000		California Health Facilities Financing Authority (Kaiser Permanente), RBC Muni Products (Series G-44) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.270%, Optional Tender 11/2/2020	5,000,000
4,180,000		California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Tender Option Bond Trust Receipts (2016-XF0451) Weekly VRDNs, (Bank of America N.A. LIQ), 0.130%, 11/5/2020	4,180,000
2,295,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Tender Option Bond Trust Receipts (Series 2018-XM0696) Weekly VRDNs, (Bank of America N.A. LIQ), 0.130%, 11/5/2020	2,295,000
5,000,000		California Health Facilities Financing Authority (Stanford Hospital & Clinics), (2008 Series B-2 Subseries 2), CP, 0.240%, Mandatory Tender 5/5/2021	5,000,000
11,890,000		California Health Facilities Financing Authority (Sutter Health), Tender Option Bond Trust Receipts (Series 2018-XF0622) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.220%, 11/5/2020	11,890,000
3,420,000		California Infrastructure & Economic Development Bank (Los Angeles Society for the Prevention of Cruelty to Animals), (Series 2002A) Weekly VRDNs, (Bank of New York Mellon, N.A. LOC), 0.150%, 11/5/2020	3,420,000
9,350,000		California Infrastructure & Economic Development Bank (St. Margaret of Scotland Episcopal School), (Series 2008) Monthly VRDNs, (FHLB of San Francisco LOC), 0.400%, 11/1/2020	9,350,000
2,550,000		California PCFA (Big Bear Disposal, Inc.), (Series 2010) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 0.170%, 11/4/2020	2,550,000
11,973,000		California State Department of Water Resources, (Series 1), CP, 0.150%, Mandatory Tender 11/19/2020	11,973,000
5,768,000		California State Department of Water Resources, (Series 1), CP, 0.200%, Mandatory Tender 1/20/2021	5,768,000
5,000,000		California State Department of Water Resources, (Series 2), CP, 0.150%, Mandatory Tender 11/19/2020	5,000,000
6,000,000		California State Department of Water Resources, (Series 2), CP, 0.170%, Mandatory Tender 1/5/2021	6,000,000
10,000,000		California State Department of Water Resources, (Series 2), CP, 0.190%, Mandatory Tender 1/13/2021	10,000,000
8,754,000		California State Department of Water Resources, (Series 2), CP, 0.190%, Mandatory Tender 1/8/2021	8,754,000
10,000,000		California State Department of Water Resources, (Series 2), CP, 0.200%, Mandatory Tender 1/20/2021	10,000,000
18,830,000		California State Municipal Finance Authority (Montague Parkway Associates LP), Tender Option Bond Trust Floater Certificates (2020- MIZ9041) Weekly VRDNs, (GTD by FHLMC)/(Mizuho Bank Ltd. LIQ), 0.190%, 11/5/2020	18,830,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 1,320,000		California State Public Works Board (California State), (2019 Series C), 5.000%, 11/1/2020	$1,320,000
2,235,000		California State University (The Trustees of), Tender Option Bond Trust Receipts (Series 2018-ZF0673) Weekly VRDNs, (Bank of America N.A. LIQ), 0.130%, 11/5/2020	2,235,000
10,000,000		California State University Institute, (Series A), CP, (State Street Bank and Trust Co. LOC)/(Wells Fargo Bank, N.A. LOC), 0.170%, Mandatory Tender 11/4/2020	10,000,000
4,000,000		California State, (Series A-8), CP, (Bank of the West, San Francisco, CA LOC), 0.150%, Mandatory Tender 11/16/2020	4,000,000
10,000,000		California State, 2.000%, 3/1/2021	10,044,784
2,000,000		California State, RBC Muni Products, Inc. Trust Floater Certificates (Series G-1) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.130%, 11/5/2020	2,000,000
4,000,000		California State, RBC Muni Products, Inc. Trust Floater Certificates (Series G-2) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.130%, 11/5/2020	4,000,000
2,220,000		California State, Tender Option Bond Trust Receipts (Series 2020-XF0924) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.140%, 11/5/2020	2,220,000
2,000,000		California State, Tender Option Bond Trust Receipts (Series 2020-XF0933) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.150%, 11/5/2020	2,000,000
1,360,000		California State, Tender Option Bond Trust Receipts (Series 2020-XF0935) Weekly VRDNs, (Bank of America N.A. LIQ), 0.130%, 11/5/2020	1,360,000
2,000,000		California State, Tender Option Bond Trust Receipts (Series 2020-XF0953) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.150%, 11/5/2020	2,000,000
2,225,000		California State, Tender Option Bond Trust Receipts (Series 2020-XM0848) Weekly VRDNs, (Bank of America N.A. LIQ), 0.130%, 11/5/2020	2,225,000
3,185,000		California State, Tender Option Bond Trust Receipts (Series 2020-XM0849) Weekly VRDNs, (Bank of America N.A. LIQ), 0.130%, 11/5/2020	3,185,000
3,220,000		California State, Tender Option Bond Trust Receipts (Series 2020-ZF0932) Weekly VRDNs, (Bank of America N.A. LIQ), 0.130%, 11/5/2020	3,220,000
20,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 0.240%, Mandatory Tender 2/2/2021	20,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 0.260%, Mandatory Tender 4/7/2021	10,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 0.240%, Mandatory Tender 3/3/2021	10,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 0.280%, Mandatory Tender 12/8/2020	10,000,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$13,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 0.280%, Mandatory Tender 12/8/2020	$13,000,000
35,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-1), CP, 0.250%, Mandatory Tender 11/4/2020	35,000,000
15,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-4), CP, 0.240%, Mandatory Tender 3/9/2021	15,000,000
15,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009D), CP, 0.280%, Mandatory Tender 12/8/2020	15,000,000
15,845,000		California Statewide Communities Development Authority (Kaiser Permanente), Tender Option Bond Trust Receipts (Series 2015-ZF0199) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.140%, 11/5/2020	15,845,000
6,150,000		California Statewide Communities Development Authority (Pacific Collegiate Foundation), (Series 2016) Weekly VRDNs, (Comerica Bank LOC), 0.150%, 11/5/2020	6,150,000
5,600,000		California Statewide Communities Development Authority MFH (Beaumont CA Leased Housing Associates I, LP), (2010 Series B: Mountain View Apartments) Weekly VRDNs, (FHLMC LOC), 0.200%, 11/5/2020	5,600,000
37,500,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2017 Series AA: Uptown Newport Apartments) Weekly VRDNs, (Comerica Bank LOC), 0.190%, 11/5/2020	37,500,000
34,725,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2017 Series BB: Uptown Newport Apartments) Weekly VRDNs, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.160%, 11/5/2020	34,725,000
7,500,000		Central Basin Municipal Water District, CA, Tender Option Bond Trust Certificates (2016-XG0038) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.270%, 11/5/2020	7,500,000
3,600,000		Central, CA Union High School District, Tender Option Bond Trust Receipts (Series 2019-XF0759) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.170%, 11/5/2020	3,600,000
3,040,000		Central, CA USD, Tender Option Bond Trust Receipts (Series 2019-XF0758) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.170%, 11/5/2020	3,040,000
2,000,000		Chino Valley, CA USD, Tender Option Bond Trust Receipts (Series 2020-XF0922) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.140%, 11/5/2020	2,000,000
3,945,000		Chino Valley, CA USD, Tender Option Bond Trust Receipts (Series 2020-XM0836) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.150%, 11/5/2020	3,945,000
8,000,000		Compton, CA USD, Tender Option Bond Trust Receipts (2019-XM0764) Weekly VRDNs, (Build America Mutual Assurance INS)/(Royal Bank of Canada LIQ), 0.170%, 11/5/2020	8,000,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 4,000,000		Corona-Norco, CA USD, RBC Municipal Products (Series G-64) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.130%, 11/5/2020	$4,000,000
4,655,000		Davis Joint USD, CA, Tender Option Bond Trust Certificates (Series 2019-XM0730) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.170%, 11/5/2020	4,655,000
2,105,000		Elk Grove, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0127) Weekly VRDNs, (Bank of America N.A. LIQ), 0.140%, 11/5/2020	2,105,000
2,000,000		Escondido, CA, RBC Muni Products (Series G-77) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.130%, 11/5/2020	2,000,000
13,710,000		Folsom Cordova, CA USD (School Facilities Improvement District No. 3), Tender Option Bond Trust Certificates (Series 2019-XM0744) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.160%, 11/5/2020	13,710,000
8,875,000		Foothill/Eastern Transportation Corridor Agency, CA, Tender Option Bond Trust Certificates (2019-XL011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.170%, 11/5/2020	8,875,000
3,425,000		Fremont, CA Union High School District, Tender Option Bond Trust Receipts (Series 2018-XF0647) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.150%, 11/5/2020	3,425,000
2,000,000		Grossmont-Cuyamaca, CA CCD, Tender Option Bond Trust Receipts (Series 2018-XG0188) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.160%, 11/5/2020	2,000,000
22,060,000		Hayward, CA USD, Tender Option Bond Trust Receipts (2017-XF0545) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.140%, 11/5/2020	22,060,000
2,700,000		Hillsborough, CA Water and Sewer Systems, (Series 2000A) Weekly VRDNs, (Bank of the West, San Francisco, CA LIQ), 0.130%, 11/5/2020	2,700,000
3,800,000		Hillsborough, CA Water and Sewer Systems, (Series 2000B) Weekly VRDNs, (Bank of the West, San Francisco, CA LIQ), 0.130%, 11/5/2020	3,800,000
3,600,000		Hillsborough, CA Water and Sewer Systems, (Series 2003A) Weekly VRDNs, (Bank of the West, San Francisco, CA LIQ), 0.130%, 11/5/2020	3,600,000
1,170,000		Hollister, CA Redevelopment Agency (San Benito County Community Services Development Corp.), (Series 2004) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 0.160%, 11/5/2020	1,170,000
655,000		Long Beach, CA Harbor Department (Port of Long Beach), (Series 2020 C), 4.000%, 7/15/2021	672,637
10,660,000		Long Beach, CA Harbor Department (Port of Long Beach), (Series A), 5.000%, 12/15/2020	10,719,667
1,875,000		Long Beach, CA Harbor Department (Port of Long Beach), Tender Option Bond Trust Receipts (Series 2020-XM0865) Weekly VRDNs, (Bank of America N.A. LIQ), 0.130%, 11/5/2020	1,875,000
5,000,000		Los Altos, CA School District TRANs, 3.000%, 7/15/2021	5,098,219
14,000,000		Los Angeles County, CA Capital Asset Leasing Corporation, (Series A), CP, (Bank of the West, San Francisco, CA LOC), 0.250%, Mandatory Tender 11/18/2020	14,000,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 5,950,000		Los Angeles County, CA Capital Asset Leasing Corporation, (Series C), CP, (Wells Fargo Bank, N.A. LOC), 0.180%, Mandatory Tender 12/7/2020	$5,950,000
2,250,000		Los Angeles County, CA Facilities, Inc. (Los Angeles County, CA), Tender Option Bond Trust Receipts (2019-XM0750) Weekly VRDNs, (Bank of America N.A. LIQ), 0.170%, 11/5/2020	2,250,000
17,385,000		Los Angeles County, CA Housing Authority MFH (The Solemint Heights Partnership), Tender Option Bond Trust Floater Certificates (Series 2020-MIZ9039) Weekly VRDNs, (GTD by FHLMC)/(Mizuho Bank Ltd. LIQ), 0.190%, 11/5/2020	17,385,000
5,000,000		Los Angeles County, CA Metropolitan Transportation Authority, (Second Subordinate Sales Tax Revenue, Series A-TE-Barclays) (Proposition A), CP, (Barclays Bank PLC LOC), 0.180%, Mandatory Tender 1/6/2021	5,000,000
5,000,000		Los Angeles County, CA Metropolitan Transportation Authority, (Series R-TE- State Street), CP, (State Street Bank and Trust Co. LOC), 0.180%, Mandatory Tender 1/6/2021	5,000,000
7,500,000		Los Angeles County, CA Sanitation Districts Financing Authority (Los Angeles County, CA Sanitation District No. 20), Tender Option Bond Trust Certificates (2019-XM0761) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.150%, 11/5/2020	7,500,000
6,400,000		Los Angeles County, CA, (Series A) TRANs, 4.000%, 6/30/2021	6,556,867
4,625,000		Los Angeles County, CA, Tender Option Bond Trust Receipts (Series 2015-ZF0183) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.160%, 11/5/2020	4,625,000
3,000,000		Los Angeles, CA Department of Water & Power (Water Works/System), Tender Option Bond Trust Receipts (Series 2017-XG0121) Weekly VRDNs, (Bank of America N.A. LIQ), 0.130%, 11/5/2020	3,000,000
2,885,000		Los Angeles, CA USD, Tender Option Bond Trust Receipts (Series 2018-XM0703) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.140%, 11/5/2020	2,885,000
4,985,000		Lucia Mar, CA USD, Tender Option Bond Trust Receipts (Series 2018-XG0181) Weekly VRDNs, (Bank of America N.A. LIQ), 0.140%, 11/5/2020	4,985,000
6,670,000		Manteca, CA USD, Tender Option Bond Trust Certificates (2015- ZM0093) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.190%, 11/5/2020	6,670,000
5,000,000		Metropolitan Water District of Southern California, (Series 2017 C) SIFMA Index Mode TOBs, 0.370%, Mandatory Tender 6/21/2021	5,000,000
20,000,000		Metropolitan Water District of Southern California, (Series 2017 D) SIFMA Index Mode TOBs, 0.370%, Mandatory Tender 6/21/2021	20,000,000
3,000,000		Municipal Improvement Corporation of Los Angeles, CA, (Series A-2), CP, (Bank of America N.A. LOC), 0.190%, Mandatory Tender 2/2/2021	3,000,000
600,000		Municipal Improvement Corporation of Los Angeles, CA, (Series A-2), CP, (Bank of America N.A. LOC), 0.200%, Mandatory Tender 2/11/2021	600,000
3,000,000		Municipal Improvement Corporation of Los Angeles, CA, (Series A-3), CP, (U.S. Bank, N.A. LOC), 0.200%, Mandatory Tender 2/11/2021	3,000,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 7,000,000		Municipal Improvement Corporation of Los Angeles, CA, (Series A-3), CP, (U.S. Bank, N.A. LOC), 0.200%, Mandatory Tender 3/16/2021	$7,000,000
4,845,000		New Haven, CA USD, Tender Option Bond Trust Receipts (Series 2020-XF0893) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.160%, 11/5/2020	4,845,000
2,490,000		Norwalk-La Mirada, CA USD, Tender Option Bond Trust Receipts (Series 2020-XM0810) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.160%, 11/5/2020	2,490,000
27,700,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.170%, 11/5/2020	27,700,000
2,000,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.150%, 11/5/2020	2,000,000
28,500,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series 6) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ), 0.150%, 11/5/2020	28,500,000
3,000,000		Oakland, CA, Tender Option Bond Receipts (Series 2020-XF0898) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.130%, 11/5/2020	3,000,000
2,505,000		Oxnard, CA School District, (Series 2018 G-8) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.130%, 11/5/2020	2,505,000
1,190,000		Pittsburg, CA USD, Tender Option Bond Trust Receipts (Series 2017-XF0578) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.170%, 11/5/2020	1,190,000
17,690,000		Pomona, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2446) Weekly VRDNs, (Build America Mutual Assurance INS)/(Citibank N.A., New York LIQ), 0.140%, 11/5/2020	17,690,000
800,000		Riverside County, CA Asset Leasing Corp. (Riverside County, CA), (Series 2008A: Southwest Justice Center) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.120%, 11/4/2020	800,000
10,500,000		Riverside County, CA Public Financing Authority (Riverside County, CA), Tender Option Bond Trust Receipt (2017-ZF0538) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.220%, 11/5/2020	10,500,000
5,000,000		Riverside County, CA TRANs, 4.000%, 6/30/2021	5,122,453
12,000,000		Riverside County, CA, Teeter Plan Obligation Notes (2020 Series A) BANs, 0.500%, 10/21/2021	12,026,652
2,000,000		Sacramento, CA Area Flood Control Agency Consolidated Capital Assessment District No. 2, RBC Muni Products (Series G-118) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.270%, Optional Tender 4/1/2021	2,000,000
6,000,000		Sacramento, CA Municipal Utility District, Tender Option Bond Trust Receipts (Series 2020-ZF0943) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.150%, 11/5/2020	6,000,000
1,000,000		San Bernardino, CA CCD, RBC Muni Products (Series G-78) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.130%, 11/5/2020	1,000,000
2,055,000		San Bernardino, CA CCD, Tender Option Bond Trust Receipts (Series 2019-XF0786) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.170%, 11/5/2020	2,055,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 3,450,000		San Diego County, CA (Museum of Contemporary Art San Diego), (Series 2004) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 0.150%, 11/5/2020	$3,450,000
15,000,000		San Diego County, CA Water Authority, Commercial Paper Notes (Series 10), CP, 0.150%, Mandatory Tender 12/2/2020	15,000,000
18,000,000		San Diego County, CA Water Authority, Commercial Paper Notes (Series 10), CP, 0.180%, Mandatory Tender 12/7/2020	18,000,000
15,000,000		San Diego County, CA Water Authority, Commercial Paper Notes (Series 10), CP, 0.200%, Mandatory Tender 12/9/2020	15,000,000
750,000		San Diego, CA Housing Authority (220 W Broadway Development Partners, L.P.), (Series 2020 F: Courthouse Commons) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 0.180%, 11/4/2020	750,000
10,935,000		San Diego, CA Public Facilities Authority (San Diego, CA), (Series A), CP, (Wells Fargo Bank, N.A. LOC), 0.190%, Mandatory Tender 1/13/2021	10,935,000
4,800,000		San Diego, CA USD, (Series A) TRANs, 5.000%, 6/30/2021	4,952,367
3,000,000		San Diego, CA USD, RBC Muni Products (Series 2018-G51) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.130%, 11/5/2020	3,000,000
5,724,000		San Diego, CA Water Utility Fund, (Series B), CP, (Bank of America N.A. LOC), 0.290%, Mandatory Tender 1/11/2021	5,724,000
27,083,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), (Series A-2), CP, (Bank of America N.A. LOC), 0.190%, Mandatory Tender 1/20/2021	27,083,000
3,330,000		San Francisco, CA Public Utilities Commission (Water Enterprise), Tender Option Bond Trust Receipts (Series 2018-XF0607) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.150%, 11/5/2020	3,330,000
2,230,000		San Mateo County, CA CCD, Tender Option Bond Trust Certificates (Series 2018-XM0712) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.150%, 11/5/2020	2,230,000
905,000		Santa Barbara, CA USD, Tender Option Bond Trust Receipts (Series 2019-XF0791) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.170%, 11/5/2020	905,000
2,985,000		Santa Clara County, CA, (Series 2018-XF0646) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.150%, 11/5/2020	2,985,000
5,000,000		Santa Clara Valley, CA Water District, (Series A), CP, (MUFG Bank Ltd. LOC), 0.170%, Mandatory Tender 12/3/2020	5,000,000
3,000,000		Sonoma County, CA Junior College District, (Series 2018 G-6) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.130%, 11/5/2020	3,000,000
4,000,000		South Coast, CA Water District, Tender Option Bond Trust Certificates (Series 2020-XL0151) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.150%, 11/5/2020	4,000,000
2,410,000		Southwestern CCD, CA, Tender Option Bond Trust Receipts (Series 2015-ZF0250) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 11/5/2020	2,410,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 4,750,000		Sweetwater, CA Union High School District, RBC Muni Products, Inc. Trust (Series G-95) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.130%, 11/5/2020	$4,750,000
8,490,000		Twin Rivers, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2442) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.170%, 11/5/2020	8,490,000
10,000,000		University of California (The Regents of), (Series A), CP, 0.170%, Mandatory Tender 12/3/2020	10,000,000
4,000,000		University of California (The Regents of), (Series A), CP, 0.180%, Mandatory Tender 12/4/2020	4,000,000
9,120,000		University of California (The Regents of), (Series A), CP, 0.250%, Mandatory Tender 1/6/2021	9,120,000
10,000,000		University of California (The Regents of), Tender Option Bond Trust Certificates (Series 2018-ZF2670) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.150%, 11/5/2020	10,000,000
2,675,000		University of California (The Regents of), Tender Option Bond Trust Receipts (2016-XF0524) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.150%, 11/5/2020	2,675,000
1,500,000		University of California (The Regents of), Tender Option Bond Trust Receipts (Series 2018-ZM0660) Weekly VRDNs, (Bank of America N.A. LIQ), 0.130%, 11/5/2020	1,500,000
2,220,000		University of California (The Regents of), Tender Option Bond Trust Receipts (Series 2020-XF0921) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.150%, 11/5/2020	2,220,000
6,800,000		Victor Valley, CA CCD, Tender Option Bond Trust Receipts (Series 2020-XM0864) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.140%, 11/5/2020	6,800,000
1,500,000		Victorville, CA Joint Powers Financing Authority (Victorville, CA), (Series 2007A: Cogeneration Facility) Weekly VRDNs, (BNP Paribas SA LOC), 0.150%, 11/5/2020	1,500,000
8,675,000		Visalia, CA USD, Floater Certificates (Series 2018-ZM0657) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.170%, 11/5/2020	8,675,000
5,500,000		West Basin, CA Municipal Water District, CP, (Bank of the West, San Francisco, CA LOC), 0.210%, Mandatory Tender 2/2/2021	5,500,000
13,585,000		Western Placer, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0152) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.170%, 11/5/2020	13,585,000
20,880,000		Whittier, CA Health Facility Revenue Bonds (Presbyterian Intercommunity Hospital Obligated Group), Golden Blue 3a-7 (Series 2018-030) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.240%, 11/5/2020	20,880,000
3,350,000		Yosemite, CA CCD, RBC Muni Products (Series 2018-G50) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.130%, 11/5/2020	3,350,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 5,087,000		Yosemite, CA CCD, Tender Option Bond Trust Receipts (Series 2019-XF0772) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.140%, 11/5/2020	$5,087,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (AT AMORTIZED COST)[2]	1,157,646,005
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[3]	(492,743)
		TOTAL NET ASSETS—100%	$1,157,153,262
At October 31, 2020, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

In valuing the Fund’s assets as of October 31, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CCD	—Community College District
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
SIFMA	—Securities Industry and Financial Markets Association
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.013	0.011	0.006	0.002
Net realized gain (loss)	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]	0.003
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.013	0.011	0.006	0.005
Less Distributions:
Distributions from net investment income	(0.005)	(0.013)	(0.011)	(0.006)	(0.002)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)
TOTAL DISTRIBUTIONS	(0.005)	(0.013)	(0.011)	(0.006)	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.53%	1.28%	1.10%	0.56%	0.49%
Ratios to Average Net Assets:
Net expenses[3]	0.27%	0.28%	0.28%	0.28%	0.18%[4]
Net investment income	0.54%	1.25%	1.10%	0.58%	0.12%
Expense waiver/reimbursement[5]	0.15%	0.14%	0.19%	0.29%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$584,821	$678,115	$372,325	$156,974	$54,046

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016 was 0.18% after taking into account this expense reduction.

5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.010	0.008	0.003	0.001
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.003
Total From Investment Operations	0.004	0.010	0.008	0.003	0.004
Less Distributions:
Distributions from net investment income	(0.004)	(0.010)	(0.008)	(0.003)	(0.001)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)
Total Distributions	(0.004)	(0.010)	(0.008)	(0.003)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.38%	1.03%	0.85%	0.31%	0.37%
Ratios to Average Net Assets:
Net expenses[3]	0.41%	0.53%	0.53%	0.53%	0.31%[4]
Net investment income	0.37%	1.02%	0.82%	0.30%	0.05%
Expense waiver/reimbursement[5]	0.34%	0.21%	0.27%	0.38%	0.55%
Supplemental Data:
Net assets, end of period (000 omitted)	$149,764	$146,624	$140,179	$150,916	$163,198

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016 was 0.31% after taking into account this expense reduction.

5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.009	0.007	0.002	0.000[1]
Net realized gain (loss)	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]	0.003
Total From Investment Operations	0.003	0.009	0.007	0.002	0.003
Less Distributions:
Distributions from net investment income	(0.003)	(0.009)	(0.007)	(0.002)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)
Total Distributions	(0.003)	(0.009)	(0.007)	(0.002)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.30%	0.88%	0.70%	0.16%	0.34%
Ratios to Average Net Assets:
Net expenses[3]	0.47%	0.68%	0.68%	0.68%	0.20%[4]
Net investment income	0.28%	0.87%	0.68%	0.16%	0.01%
Expense waiver/reimbursement[5]	0.50%	0.28%	0.34%	0.42%	0.90%
Supplemental Data:
Net assets, end of period (000 omitted)	$262,597	$207,071	$15,140	$8,242	$6,170

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016 was 0.20% after taking into account this expense reduction.

5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.006	0.003	0.000[1]	0.000[1]
Net realized gain (loss)	0.000[1]	(0.001)[1]	0.000[1]	0.000[1]	0.003
Total From Investment Operations	0.001	0.005	0.003	0.000[1]	0.003
Less Distributions:
Distributions from net investment income	(0.001)	(0.005)	(0.003)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)
Total Distributions	(0.001)	(0.005)	(0.003)	(0.000)[1]	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.15%	0.53%	0.35%	0.01%	0.32%
Ratios to Average Net Assets:
Net expenses[3]	0.59%	1.03%	1.03%	0.83%	0.33%[4]
Net investment income	0.16%	0.56%	0.32%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.76%	0.34%	0.40%	0.70%	1.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,558	$21,190	$38,713	$51,752	$55,103

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016 was 0.33% after taking into account this expense reduction.

5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.012	0.010	0.005	0.001
Net realized gain (loss)	0.000[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	0.003
Total From Investment Operations	0.005	0.012	0.010	0.005	0.004
Less Distributions:
Distributions from net investment income	(0.005)	(0.012)	(0.010)	(0.005)	(0.001)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)
Total Distributions	(0.005)	(0.012)	(0.010)	(0.005)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.46%	1.18%	1.00%	0.46%	0.43%
Ratios to Average Net Assets:
Net expenses[3]	0.32%	0.38%	0.38%	0.38%	0.24%[4]
Net investment income	0.44%	1.18%	0.99%	0.49%	0.07%
Expense waiver/reimbursement[5]	0.28%	0.24%	0.29%	0.36%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$126,413	$113,238	$130,769	$89,382	$29,806

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016 was 0.24% after taking into account this expense reduction.

5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and LiabilitiesOctober 31, 2020

Assets:
Investment in securities, at amortized cost and fair value	$1,157,646,005
Cash	98,292
Income receivable	963,663
Receivable for shares sold	17,096
Total Assets	1,158,725,056
Liabilities:
Payable for shares redeemed	1,478,589
Income distribution payable	605
Payable for investment adviser fee (Note 5)	4,310
Payable for administrative fee (Note 5)	4,932
Payable for portfolio accounting fees	50,829
Accrued expenses (Note 5)	32,529
Total Liabilities	1,571,794
Net assets for 1,156,998,777 shares outstanding	$1,157,153,262
Net Assets Consist of:
Paid-in capital	$1,156,998,742
Total distributable earnings (loss)	154,520
Total Net Assets	$1,157,153,262
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$584,821,462 ÷ 584,743,486 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$149,763,502 ÷ 149,743,337 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$262,597,183 ÷ 262,562,169 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$33,557,685 ÷ 33,553,210 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$126,413,430 ÷ 126,396,575 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of OperationsYear Ended October 31, 2020

Investment Income:
Interest	$9,804,154
Dividends	3,456
TOTAL INCOME	9,807,610
Expenses:
Investment adviser fee (Note 5)	3,725,918
Administrative fee (Note 5)	972,976
Custodian fees	42,805
Transfer agent fees (Note 2)	528,467
Directors’/Trustees’ fees (Note 5)	6,349
Auditing fees	22,100
Legal fees	23,464
Portfolio accounting fees	205,571
Distribution services fee (Note 5)	677,781
Other service fees (Notes 2 and 5)	1,174,565
Share registration costs	127,098
Printing and postage	33,626
Miscellaneous (Note 5)	11,740
TOTAL EXPENSES	7,552,460
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(1,907,211)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(1,449,855)
TOTAL WAIVERS AND REIMBURSEMENTS	(3,357,066)
Net expenses	4,195,394
Net investment income	5,612,216
Net realized gain on investments	133,432
Change in net assets resulting from operations	$5,745,648
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended October 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,612,216	$11,567,723
Net realized gain (loss)	133,432	145,600
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,745,648	11,713,323
Distributions to Shareholders:
Wealth Shares	(3,903,676)	(6,640,086)
Service Shares	(553,743)	(1,426,554)
Cash II Shares	(728,760)	(1,781,234)
Cash Series Shares	(50,511)	(180,824)
Capital Shares	(507,383)	(1,539,217)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,744,073)	(11,567,915)
Share Transactions:
Proceeds from sale of shares	1,894,350,274	2,159,241,595
Net asset value of shares issued to shareholders in payment of distributions declared	5,344,740	10,844,983
Cost of shares redeemed	(1,908,780,546)	(1,701,119,445)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,085,532)	468,967,133
Change in net assets	(9,083,957)	469,112,541
Net Assets:
Beginning of period	1,166,237,219	697,124,678
End of period	$1,157,153,262	$1,166,237,219
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
October 31, 2020
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes California Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Prior to June 29, 2020, the name of the Trust and Fund was Money Market Obligations Trust and Federated California Municipal Cash Trust, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Annual Shareholder Report

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers and reimbursements of $3,357,066 is disclosed in various locations in this Note 2 and Note 5. For the year ended October 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Wealth Shares	$31,199	$(18,633)	$0
Service Shares	121,413	(99,118)	(19,638)
Cash II Shares	251,521	(199,157)	(47,869)
Cash Series Shares	26,901	(20,295)	(6,058)
Capital Shares	97,433	(84,950)	(10,439)
TOTAL	$528,467	$(422,153)	$(84,004)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$365,098	$(4,737)	$(145,501)
Cash II Shares	621,428	(5,235)	(319,704)
Cash Series Shares	75,255	(2,018)	(47,447)
Capital Shares	112,784	(537)	(41,413)
TOTAL	$1,174,565	$(12,527)	$(554,065)
For the year ended October 31, 2020, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for
Annual Shareholder Report

resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Trust applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2020		Year Ended 10/31/2019
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	1,017,560,763	$1,017,560,763	1,141,963,195	$1,141,963,195
Shares issued to shareholders in payment of distributions declared	3,613,285	3,613,285	6,228,549	6,228,549
Shares redeemed	(1,114,456,355)	(1,114,456,355)	(842,486,518)	(842,486,518)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(93,282,307)	$(93,282,307)	305,705,226	$305,705,226
	Year Ended 10/31/2020		Year Ended 10/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	271,796,390	$271,796,390	287,493,797	$287,493,797
Shares issued to shareholders in payment of distributions declared	460,247	460,247	1,136,043	1,136,043
Shares redeemed	(269,118,074)	(269,118,074)	(282,202,706)	(282,202,706)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	3,138,563	$3,138,563	6,427,134	$6,427,134
Annual Shareholder Report

	Year Ended 10/31/2020		Year Ended 10/31/2019
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	319,438,665	$319,438,665	428,844,355	$428,844,355
Shares issued to shareholders in payment of distributions declared	728,408	728,408	1,779,068	1,779,068
Shares redeemed	(264,648,897)	(264,648,897)	(238,718,930)	(238,718,930)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	55,518,176	$55,518,176	191,904,493	$191,904,493
	Year Ended 10/31/2020		Year Ended 10/31/2019
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	110,727,202	$110,727,202	58,735,459	$58,735,459
Shares issued to shareholders in payment of distributions declared	50,250	50,250	176,116	176,116
Shares redeemed	(98,411,147)	(98,411,147)	(76,436,872)	(76,436,872)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	12,366,305	$12,366,305	(17,525,297)	$(17,525,297)
	Year Ended 10/31/2020		Year Ended 10/31/2019
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	174,827,254	$174,827,254	242,204,789	$242,204,789
Shares issued to shareholders in payment of distributions declared	492,550	492,550	1,525,207	1,525,207
Shares redeemed	(162,146,073)	(162,146,073)	(261,274,419)	(261,274,419)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	13,173,731	$13,173,731	(17,544,423)	$(17,544,423)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(9,085,532)	$(9,085,532)	468,967,133	$468,967,133
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2020 and 2019, was as follows:
	2020	2019
Tax-exempt income	$5,598,468	$11,564,154
Ordinary income[1]	$14,271	$289
Long-term capital gains	$131,334	$3,472

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Annual Shareholder Report

As of October 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$21,109
Undistributed ordinary income[2]	$68,213
Undistributed long-term capital gains	$65,198

2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2020, the Adviser voluntarily waived $1,907,211 of its fee and voluntarily reimbursed $422,153 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2020, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$497,170	$(270,515)
Cash Series Shares	180,611	(106,591)
TOTAL	$677,781	$(377,106)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2020, FSC retained $2,092 of fees paid by the Fund.
Other Service Fees
For the year ended October 31, 2020, FSSC received $2,128 and reimbursed $12,527 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.28%, 0.53%, 0.68%, 1.03% and 0.38% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Annual Shareholder Report

Interfund Transactions
During the year ended October 31, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $744,555,000 and $815,925,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2020, 44.6% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 9.1% of total investments.
7. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2020, there were no outstanding loans. During the year ended October 31, 2020, the program was not utilized.
8. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in
Annual Shareholder Report

the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2020, the amount of long-term capital gains designated by the Fund was $131,334.
For the year ended October 31, 2020, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees of Federated Hermes Money Market ObligationS Trust AND SHAREHOLDERS OF Federated Hermes California Municipal Cash Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes California Municipal Cash Trust (formerly, Federated California Municipal Cash Trust ) (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (formerly, Money Market Obligations Trust) (the “Trust”)), including the portfolio of investments, as of October 31, 2020, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Money Market Obligations Trust) at October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.

Boston, Massachusetts
December 23, 2020
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 to October 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2020	Ending Account Value 10/31/2020	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,000.30	$1.26
Service Shares	$1,000	$1,000.00	$[2]1.46
Cash II Shares	$1,000	$1,000.00	$[3]1.46
Cash Series Shares	$1,000	$1,000.00	$[4]1.46
Capital Shares	$1,000	$1,000.10	$[5]1.36
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,023.88	$1.27
Service Shares	$1,000	$1,023.68	$[2]1.48
Cash II Shares	$1,000	$1,023.68	$[3]1.48
Cash Series Shares	$1,000	$1,023.68	$[4]1.48
Capital Shares	$1,000	$1,023.78	$[5]1.37

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.25%
Service Shares	0.29%
Cash II Shares	0.29%
Cash Series Shares	0.29%
Capital Shares	0.27%
Annual Shareholder Report

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.53% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by 184/
366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-
year period) would be $2.66 and $2.70, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash II Shares current Fee Limit of 0.68% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by 184/
366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-
year period) would be $3.42 and $3.46, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash Series Shares current Fee Limit of 1.03% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by 184/
366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-
year period) would be $5.18 and $5.24, respectively.

5
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.38% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by 184/
366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-
year period) would be $1.91 and $1.93, respectively.

Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Chairman and CEO, The Collins Group, Inc.
(a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, and Chairman of the Compensation Committee, KLX Energy
Services Holdings, Inc. (oilfield services); former Director of
KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor of Law, Duquesne University School of
Law; formerly, Dean of the Duquesne University School of Law and
Professor of Law and Interim Dean of the Duquesne University School
of Law; formerly, Associate General Secretary and Director, Office of
Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and
Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign
for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of
Western and Central Pennsylvania; Director, Ireland Institute of
Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director,
Pennsylvania Bar Institute; Director, St. Vincent College; and Director
and Chair, North Catholic High School, Inc.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries. Ms. Reilly also previously served as Chair of the Risk Management Committee for Holy Ghost Preparatory School,
Philadelphia and Secretary and Chair of the Governance Committee,
Oakland Catholic High School Board of Trustees, Pittsburgh.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CNX Resources
Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and
Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee, and Chair of the Board of
Directors or Trustees, of the Federated Hermes Fund Family; President
and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products,
Inc. (distributor of portable construction heaters); President, Portable
Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Officer since: May 2004
Principal Occupations: Mary Jo Ochson was named Chief Investment
Officer of Federated Hermes’ tax-exempt, fixed-income products in
2004 and Chief Investment Officer of Federated Hermes’ Tax-Free
Money Markets in 2010. She joined Federated Hermes in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of
the Fund’s Adviser since 1996. Ms. Ochson has received the Chartered
Financial Analyst designation and holds an M.B.A. in Finance from the
University of Pittsburgh.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated California Municipal Cash Trust (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES CALIFORNIA MUNICIPAL CASH TRUST)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
Annual Shareholder Report

throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
Annual Shareholder Report

compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
Annual Shareholder Report

evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Annual Shareholder Report

For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in
Annual Shareholder Report

order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder
Annual Shareholder Report

services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and
Annual Shareholder Report

with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N369
CUSIP 60934N351
CUSIP 60934N179
CUSIP 608919403
CUSIP 608919502
29366 (12/20)
© 2020 Federated Hermes, Inc.

Annual Shareholder Report
October 31, 2020

Share Class | Ticker	Wealth | CAIXX

Federated Hermes California Municipal Cash Trust
(formerly, Federated California Municipal Cash Trust)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes California Municipal Cash Trust
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from November 1, 2019 through October 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	57.2%
Commercial Paper	34.7%
Municipal Notes	8.1%
Other Assets and Liabilities—Net[2,3]	(0.0)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
At October 31, 2020, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	54.5%
8-30 Days	3.0%
31-90 Days	27.5%
91-180 Days	8.9%
181 Days or more	6.1%
Other Assets and Liabilities—Net[2]	(0.0)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Represents less than 0.1%.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2020
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 100.0%
		California— 100.0%
$ 1,295,000		ABAG Finance Authority for Non-Profit Corporations, CA (Ecology Action of Santa Cruz), (Series 2010) Weekly VRDNs, (Comerica Bank LOC), 0.150%, 11/5/2020	$1,295,000
2,710,000		Alameda County, CA IDA (Santini Foods, Inc.), (Series 2010A) Weekly VRDNs, (Comerica Bank LOC), 0.150%, 11/5/2020	2,710,000
335,000		Alameda County, CA IDA Recovery Zone Facility (Dale Hardware, Inc.), (Series 2010) Weekly VRDNs, (Comerica Bank LOC), 0.150%, 11/5/2020	335,000
2,595,000		Alameda County, CA IDA Recovery Zone Facility (Reis Newark LLC), (Series 2010A) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 0.150%, 11/5/2020	2,595,000
9,960,000		Alvord, CA USD, Tender Option Bond Trust Certificates (2016-XG0089) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 0.200%, 11/5/2020	9,960,000
3,200,000		Antelope Valley, CA CCD, Tender Option Bond Trust Receipts (Series 2020-XF0894) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.130%, 11/5/2020	3,200,000
3,365,000		Banning, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2440) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.170%, 11/5/2020	3,365,000
9,000,000		Bay Area Toll Authority, CA, Tender Option Bond Trust Receipts (Series 2017-ZM0542) Weekly VRDNs, (Bank of America N.A. LIQ), 0.130%, 11/5/2020	9,000,000
4,000,000		Beaumont, CA Public Improvement Authority, Tender Option Bond Trust Certificates (Series 2018-ZF2715) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.170%, 11/5/2020	4,000,000
3,320,000		Calexico, CA USD, Tender Option Bond Trust Certificates (2017- XG0118) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/ (Morgan Stanley Bank, N.A. LIQ), 0.170%, 11/5/2020	3,320,000
4,920,000		California Education Notes Program (San Mateo, CA Union High School District), (Series A) TRANs, 4.000%, 6/30/2021	5,043,359
1,200,000		California Educational Facilities Authority (Stanford University), (Series S-4), CP, 0.250%, Mandatory Tender 7/20/2021	1,200,000
6,375,000		California Educational Facilities Authority (Stanford University), CP, 0.210%, Mandatory Tender 3/3/2021	6,375,000
5,125,000		California Enterprise Development Authority (Alvarado Street Bakery), (Series 2007) Weekly VRDNs, (U.S. Bank, N.A. LOC), 0.160%, 11/5/2020	5,125,000
5,170,000		California Enterprise Development Authority (Humane Society Silicon Valley), (Series 2008) Weekly VRDNs, (FHLB of San Francisco LOC), 0.140%, 11/5/2020	5,170,000
3,800,000		California Enterprise Development Authority (Regional Properties, Inc.), (Series 2010: Recovery Zone Facility) Weekly VRDNs, (FHLB of San Francisco LOC), 0.140%, 11/5/2020	3,800,000
Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$52,245,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.240%, 11/5/2020	$52,245,000
21,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006D), CP, 0.250%, Mandatory Tender 1/7/2021	21,000,000
5,000,000		California Health Facilities Financing Authority (Kaiser Permanente), RBC Muni Products (Series G-44) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.270%, Optional Tender 11/2/2020	5,000,000
4,180,000		California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Tender Option Bond Trust Receipts (2016-XF0451) Weekly VRDNs, (Bank of America N.A. LIQ), 0.130%, 11/5/2020	4,180,000
2,295,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Tender Option Bond Trust Receipts (Series 2018-XM0696) Weekly VRDNs, (Bank of America N.A. LIQ), 0.130%, 11/5/2020	2,295,000
5,000,000		California Health Facilities Financing Authority (Stanford Hospital & Clinics), (2008 Series B-2 Subseries 2), CP, 0.240%, Mandatory Tender 5/5/2021	5,000,000
11,890,000		California Health Facilities Financing Authority (Sutter Health), Tender Option Bond Trust Receipts (Series 2018-XF0622) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.220%, 11/5/2020	11,890,000
3,420,000		California Infrastructure & Economic Development Bank (Los Angeles Society for the Prevention of Cruelty to Animals), (Series 2002A) Weekly VRDNs, (Bank of New York Mellon, N.A. LOC), 0.150%, 11/5/2020	3,420,000
9,350,000		California Infrastructure & Economic Development Bank (St. Margaret of Scotland Episcopal School), (Series 2008) Monthly VRDNs, (FHLB of San Francisco LOC), 0.400%, 11/1/2020	9,350,000
2,550,000		California PCFA (Big Bear Disposal, Inc.), (Series 2010) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 0.170%, 11/4/2020	2,550,000
11,973,000		California State Department of Water Resources, (Series 1), CP, 0.150%, Mandatory Tender 11/19/2020	11,973,000
5,768,000		California State Department of Water Resources, (Series 1), CP, 0.200%, Mandatory Tender 1/20/2021	5,768,000
5,000,000		California State Department of Water Resources, (Series 2), CP, 0.150%, Mandatory Tender 11/19/2020	5,000,000
6,000,000		California State Department of Water Resources, (Series 2), CP, 0.170%, Mandatory Tender 1/5/2021	6,000,000
10,000,000		California State Department of Water Resources, (Series 2), CP, 0.190%, Mandatory Tender 1/13/2021	10,000,000
8,754,000		California State Department of Water Resources, (Series 2), CP, 0.190%, Mandatory Tender 1/8/2021	8,754,000
10,000,000		California State Department of Water Resources, (Series 2), CP, 0.200%, Mandatory Tender 1/20/2021	10,000,000
18,830,000		California State Municipal Finance Authority (Montague Parkway Associates LP), Tender Option Bond Trust Floater Certificates (2020- MIZ9041) Weekly VRDNs, (GTD by FHLMC)/(Mizuho Bank Ltd. LIQ), 0.190%, 11/5/2020	18,830,000
Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 1,320,000		California State Public Works Board (California State), (2019 Series C), 5.000%, 11/1/2020	$1,320,000
2,235,000		California State University (The Trustees of), Tender Option Bond Trust Receipts (Series 2018-ZF0673) Weekly VRDNs, (Bank of America N.A. LIQ), 0.130%, 11/5/2020	2,235,000
10,000,000		California State University Institute, (Series A), CP, (State Street Bank and Trust Co. LOC)/(Wells Fargo Bank, N.A. LOC), 0.170%, Mandatory Tender 11/4/2020	10,000,000
4,000,000		California State, (Series A-8), CP, (Bank of the West, San Francisco, CA LOC), 0.150%, Mandatory Tender 11/16/2020	4,000,000
10,000,000		California State, 2.000%, 3/1/2021	10,044,784
2,000,000		California State, RBC Muni Products, Inc. Trust Floater Certificates (Series G-1) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.130%, 11/5/2020	2,000,000
4,000,000		California State, RBC Muni Products, Inc. Trust Floater Certificates (Series G-2) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.130%, 11/5/2020	4,000,000
2,220,000		California State, Tender Option Bond Trust Receipts (Series 2020-XF0924) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.140%, 11/5/2020	2,220,000
2,000,000		California State, Tender Option Bond Trust Receipts (Series 2020-XF0933) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.150%, 11/5/2020	2,000,000
1,360,000		California State, Tender Option Bond Trust Receipts (Series 2020-XF0935) Weekly VRDNs, (Bank of America N.A. LIQ), 0.130%, 11/5/2020	1,360,000
2,000,000		California State, Tender Option Bond Trust Receipts (Series 2020-XF0953) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.150%, 11/5/2020	2,000,000
2,225,000		California State, Tender Option Bond Trust Receipts (Series 2020-XM0848) Weekly VRDNs, (Bank of America N.A. LIQ), 0.130%, 11/5/2020	2,225,000
3,185,000		California State, Tender Option Bond Trust Receipts (Series 2020-XM0849) Weekly VRDNs, (Bank of America N.A. LIQ), 0.130%, 11/5/2020	3,185,000
3,220,000		California State, Tender Option Bond Trust Receipts (Series 2020-ZF0932) Weekly VRDNs, (Bank of America N.A. LIQ), 0.130%, 11/5/2020	3,220,000
20,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 0.240%, Mandatory Tender 2/2/2021	20,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 0.260%, Mandatory Tender 4/7/2021	10,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 0.240%, Mandatory Tender 3/3/2021	10,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 0.280%, Mandatory Tender 12/8/2020	10,000,000
Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$13,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 0.280%, Mandatory Tender 12/8/2020	$13,000,000
35,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-1), CP, 0.250%, Mandatory Tender 11/4/2020	35,000,000
15,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-4), CP, 0.240%, Mandatory Tender 3/9/2021	15,000,000
15,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009D), CP, 0.280%, Mandatory Tender 12/8/2020	15,000,000
15,845,000		California Statewide Communities Development Authority (Kaiser Permanente), Tender Option Bond Trust Receipts (Series 2015-ZF0199) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.140%, 11/5/2020	15,845,000
6,150,000		California Statewide Communities Development Authority (Pacific Collegiate Foundation), (Series 2016) Weekly VRDNs, (Comerica Bank LOC), 0.150%, 11/5/2020	6,150,000
5,600,000		California Statewide Communities Development Authority MFH (Beaumont CA Leased Housing Associates I, LP), (2010 Series B: Mountain View Apartments) Weekly VRDNs, (FHLMC LOC), 0.200%, 11/5/2020	5,600,000
37,500,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2017 Series AA: Uptown Newport Apartments) Weekly VRDNs, (Comerica Bank LOC), 0.190%, 11/5/2020	37,500,000
34,725,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2017 Series BB: Uptown Newport Apartments) Weekly VRDNs, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.160%, 11/5/2020	34,725,000
7,500,000		Central Basin Municipal Water District, CA, Tender Option Bond Trust Certificates (2016-XG0038) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.270%, 11/5/2020	7,500,000
3,600,000		Central, CA Union High School District, Tender Option Bond Trust Receipts (Series 2019-XF0759) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.170%, 11/5/2020	3,600,000
3,040,000		Central, CA USD, Tender Option Bond Trust Receipts (Series 2019-XF0758) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.170%, 11/5/2020	3,040,000
2,000,000		Chino Valley, CA USD, Tender Option Bond Trust Receipts (Series 2020-XF0922) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.140%, 11/5/2020	2,000,000
3,945,000		Chino Valley, CA USD, Tender Option Bond Trust Receipts (Series 2020-XM0836) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.150%, 11/5/2020	3,945,000
8,000,000		Compton, CA USD, Tender Option Bond Trust Receipts (2019-XM0764) Weekly VRDNs, (Build America Mutual Assurance INS)/(Royal Bank of Canada LIQ), 0.170%, 11/5/2020	8,000,000
Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 4,000,000		Corona-Norco, CA USD, RBC Municipal Products (Series G-64) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.130%, 11/5/2020	$4,000,000
4,655,000		Davis Joint USD, CA, Tender Option Bond Trust Certificates (Series 2019-XM0730) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.170%, 11/5/2020	4,655,000
2,105,000		Elk Grove, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0127) Weekly VRDNs, (Bank of America N.A. LIQ), 0.140%, 11/5/2020	2,105,000
2,000,000		Escondido, CA, RBC Muni Products (Series G-77) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.130%, 11/5/2020	2,000,000
13,710,000		Folsom Cordova, CA USD (School Facilities Improvement District No. 3), Tender Option Bond Trust Certificates (Series 2019-XM0744) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.160%, 11/5/2020	13,710,000
8,875,000		Foothill/Eastern Transportation Corridor Agency, CA, Tender Option Bond Trust Certificates (2019-XL011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.170%, 11/5/2020	8,875,000
3,425,000		Fremont, CA Union High School District, Tender Option Bond Trust Receipts (Series 2018-XF0647) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.150%, 11/5/2020	3,425,000
2,000,000		Grossmont-Cuyamaca, CA CCD, Tender Option Bond Trust Receipts (Series 2018-XG0188) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.160%, 11/5/2020	2,000,000
22,060,000		Hayward, CA USD, Tender Option Bond Trust Receipts (2017-XF0545) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.140%, 11/5/2020	22,060,000
2,700,000		Hillsborough, CA Water and Sewer Systems, (Series 2000A) Weekly VRDNs, (Bank of the West, San Francisco, CA LIQ), 0.130%, 11/5/2020	2,700,000
3,800,000		Hillsborough, CA Water and Sewer Systems, (Series 2000B) Weekly VRDNs, (Bank of the West, San Francisco, CA LIQ), 0.130%, 11/5/2020	3,800,000
3,600,000		Hillsborough, CA Water and Sewer Systems, (Series 2003A) Weekly VRDNs, (Bank of the West, San Francisco, CA LIQ), 0.130%, 11/5/2020	3,600,000
1,170,000		Hollister, CA Redevelopment Agency (San Benito County Community Services Development Corp.), (Series 2004) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 0.160%, 11/5/2020	1,170,000
655,000		Long Beach, CA Harbor Department (Port of Long Beach), (Series 2020 C), 4.000%, 7/15/2021	672,637
10,660,000		Long Beach, CA Harbor Department (Port of Long Beach), (Series A), 5.000%, 12/15/2020	10,719,667
1,875,000		Long Beach, CA Harbor Department (Port of Long Beach), Tender Option Bond Trust Receipts (Series 2020-XM0865) Weekly VRDNs, (Bank of America N.A. LIQ), 0.130%, 11/5/2020	1,875,000
5,000,000		Los Altos, CA School District TRANs, 3.000%, 7/15/2021	5,098,219
14,000,000		Los Angeles County, CA Capital Asset Leasing Corporation, (Series A), CP, (Bank of the West, San Francisco, CA LOC), 0.250%, Mandatory Tender 11/18/2020	14,000,000
Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 5,950,000		Los Angeles County, CA Capital Asset Leasing Corporation, (Series C), CP, (Wells Fargo Bank, N.A. LOC), 0.180%, Mandatory Tender 12/7/2020	$5,950,000
2,250,000		Los Angeles County, CA Facilities, Inc. (Los Angeles County, CA), Tender Option Bond Trust Receipts (2019-XM0750) Weekly VRDNs, (Bank of America N.A. LIQ), 0.170%, 11/5/2020	2,250,000
17,385,000		Los Angeles County, CA Housing Authority MFH (The Solemint Heights Partnership), Tender Option Bond Trust Floater Certificates (Series 2020-MIZ9039) Weekly VRDNs, (GTD by FHLMC)/(Mizuho Bank Ltd. LIQ), 0.190%, 11/5/2020	17,385,000
5,000,000		Los Angeles County, CA Metropolitan Transportation Authority, (Second Subordinate Sales Tax Revenue, Series A-TE-Barclays) (Proposition A), CP, (Barclays Bank PLC LOC), 0.180%, Mandatory Tender 1/6/2021	5,000,000
5,000,000		Los Angeles County, CA Metropolitan Transportation Authority, (Series R-TE- State Street), CP, (State Street Bank and Trust Co. LOC), 0.180%, Mandatory Tender 1/6/2021	5,000,000
7,500,000		Los Angeles County, CA Sanitation Districts Financing Authority (Los Angeles County, CA Sanitation District No. 20), Tender Option Bond Trust Certificates (2019-XM0761) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.150%, 11/5/2020	7,500,000
6,400,000		Los Angeles County, CA, (Series A) TRANs, 4.000%, 6/30/2021	6,556,867
4,625,000		Los Angeles County, CA, Tender Option Bond Trust Receipts (Series 2015-ZF0183) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.160%, 11/5/2020	4,625,000
3,000,000		Los Angeles, CA Department of Water & Power (Water Works/System), Tender Option Bond Trust Receipts (Series 2017-XG0121) Weekly VRDNs, (Bank of America N.A. LIQ), 0.130%, 11/5/2020	3,000,000
2,885,000		Los Angeles, CA USD, Tender Option Bond Trust Receipts (Series 2018-XM0703) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.140%, 11/5/2020	2,885,000
4,985,000		Lucia Mar, CA USD, Tender Option Bond Trust Receipts (Series 2018-XG0181) Weekly VRDNs, (Bank of America N.A. LIQ), 0.140%, 11/5/2020	4,985,000
6,670,000		Manteca, CA USD, Tender Option Bond Trust Certificates (2015- ZM0093) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.190%, 11/5/2020	6,670,000
5,000,000		Metropolitan Water District of Southern California, (Series 2017 C) SIFMA Index Mode TOBs, 0.370%, Mandatory Tender 6/21/2021	5,000,000
20,000,000		Metropolitan Water District of Southern California, (Series 2017 D) SIFMA Index Mode TOBs, 0.370%, Mandatory Tender 6/21/2021	20,000,000
3,000,000		Municipal Improvement Corporation of Los Angeles, CA, (Series A-2), CP, (Bank of America N.A. LOC), 0.190%, Mandatory Tender 2/2/2021	3,000,000
600,000		Municipal Improvement Corporation of Los Angeles, CA, (Series A-2), CP, (Bank of America N.A. LOC), 0.200%, Mandatory Tender 2/11/2021	600,000
3,000,000		Municipal Improvement Corporation of Los Angeles, CA, (Series A-3), CP, (U.S. Bank, N.A. LOC), 0.200%, Mandatory Tender 2/11/2021	3,000,000
Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 7,000,000		Municipal Improvement Corporation of Los Angeles, CA, (Series A-3), CP, (U.S. Bank, N.A. LOC), 0.200%, Mandatory Tender 3/16/2021	$7,000,000
4,845,000		New Haven, CA USD, Tender Option Bond Trust Receipts (Series 2020-XF0893) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.160%, 11/5/2020	4,845,000
2,490,000		Norwalk-La Mirada, CA USD, Tender Option Bond Trust Receipts (Series 2020-XM0810) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.160%, 11/5/2020	2,490,000
27,700,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.170%, 11/5/2020	27,700,000
2,000,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.150%, 11/5/2020	2,000,000
28,500,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series 6) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ), 0.150%, 11/5/2020	28,500,000
3,000,000		Oakland, CA, Tender Option Bond Receipts (Series 2020-XF0898) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.130%, 11/5/2020	3,000,000
2,505,000		Oxnard, CA School District, (Series 2018 G-8) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.130%, 11/5/2020	2,505,000
1,190,000		Pittsburg, CA USD, Tender Option Bond Trust Receipts (Series 2017-XF0578) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.170%, 11/5/2020	1,190,000
17,690,000		Pomona, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2446) Weekly VRDNs, (Build America Mutual Assurance INS)/(Citibank N.A., New York LIQ), 0.140%, 11/5/2020	17,690,000
800,000		Riverside County, CA Asset Leasing Corp. (Riverside County, CA), (Series 2008A: Southwest Justice Center) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.120%, 11/4/2020	800,000
10,500,000		Riverside County, CA Public Financing Authority (Riverside County, CA), Tender Option Bond Trust Receipt (2017-ZF0538) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.220%, 11/5/2020	10,500,000
5,000,000		Riverside County, CA TRANs, 4.000%, 6/30/2021	5,122,453
12,000,000		Riverside County, CA, Teeter Plan Obligation Notes (2020 Series A) BANs, 0.500%, 10/21/2021	12,026,652
2,000,000		Sacramento, CA Area Flood Control Agency Consolidated Capital Assessment District No. 2, RBC Muni Products (Series G-118) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.270%, Optional Tender 4/1/2021	2,000,000
6,000,000		Sacramento, CA Municipal Utility District, Tender Option Bond Trust Receipts (Series 2020-ZF0943) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.150%, 11/5/2020	6,000,000
1,000,000		San Bernardino, CA CCD, RBC Muni Products (Series G-78) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.130%, 11/5/2020	1,000,000
2,055,000		San Bernardino, CA CCD, Tender Option Bond Trust Receipts (Series 2019-XF0786) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.170%, 11/5/2020	2,055,000
Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 3,450,000		San Diego County, CA (Museum of Contemporary Art San Diego), (Series 2004) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 0.150%, 11/5/2020	$3,450,000
15,000,000		San Diego County, CA Water Authority, Commercial Paper Notes (Series 10), CP, 0.150%, Mandatory Tender 12/2/2020	15,000,000
18,000,000		San Diego County, CA Water Authority, Commercial Paper Notes (Series 10), CP, 0.180%, Mandatory Tender 12/7/2020	18,000,000
15,000,000		San Diego County, CA Water Authority, Commercial Paper Notes (Series 10), CP, 0.200%, Mandatory Tender 12/9/2020	15,000,000
750,000		San Diego, CA Housing Authority (220 W Broadway Development Partners, L.P.), (Series 2020 F: Courthouse Commons) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 0.180%, 11/4/2020	750,000
10,935,000		San Diego, CA Public Facilities Authority (San Diego, CA), (Series A), CP, (Wells Fargo Bank, N.A. LOC), 0.190%, Mandatory Tender 1/13/2021	10,935,000
4,800,000		San Diego, CA USD, (Series A) TRANs, 5.000%, 6/30/2021	4,952,367
3,000,000		San Diego, CA USD, RBC Muni Products (Series 2018-G51) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.130%, 11/5/2020	3,000,000
5,724,000		San Diego, CA Water Utility Fund, (Series B), CP, (Bank of America N.A. LOC), 0.290%, Mandatory Tender 1/11/2021	5,724,000
27,083,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), (Series A-2), CP, (Bank of America N.A. LOC), 0.190%, Mandatory Tender 1/20/2021	27,083,000
3,330,000		San Francisco, CA Public Utilities Commission (Water Enterprise), Tender Option Bond Trust Receipts (Series 2018-XF0607) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.150%, 11/5/2020	3,330,000
2,230,000		San Mateo County, CA CCD, Tender Option Bond Trust Certificates (Series 2018-XM0712) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.150%, 11/5/2020	2,230,000
905,000		Santa Barbara, CA USD, Tender Option Bond Trust Receipts (Series 2019-XF0791) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.170%, 11/5/2020	905,000
2,985,000		Santa Clara County, CA, (Series 2018-XF0646) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.150%, 11/5/2020	2,985,000
5,000,000		Santa Clara Valley, CA Water District, (Series A), CP, (MUFG Bank Ltd. LOC), 0.170%, Mandatory Tender 12/3/2020	5,000,000
3,000,000		Sonoma County, CA Junior College District, (Series 2018 G-6) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.130%, 11/5/2020	3,000,000
4,000,000		South Coast, CA Water District, Tender Option Bond Trust Certificates (Series 2020-XL0151) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.150%, 11/5/2020	4,000,000
2,410,000		Southwestern CCD, CA, Tender Option Bond Trust Receipts (Series 2015-ZF0250) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 11/5/2020	2,410,000
Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 4,750,000		Sweetwater, CA Union High School District, RBC Muni Products, Inc. Trust (Series G-95) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.130%, 11/5/2020	$4,750,000
8,490,000		Twin Rivers, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2442) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.170%, 11/5/2020	8,490,000
10,000,000		University of California (The Regents of), (Series A), CP, 0.170%, Mandatory Tender 12/3/2020	10,000,000
4,000,000		University of California (The Regents of), (Series A), CP, 0.180%, Mandatory Tender 12/4/2020	4,000,000
9,120,000		University of California (The Regents of), (Series A), CP, 0.250%, Mandatory Tender 1/6/2021	9,120,000
10,000,000		University of California (The Regents of), Tender Option Bond Trust Certificates (Series 2018-ZF2670) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.150%, 11/5/2020	10,000,000
2,675,000		University of California (The Regents of), Tender Option Bond Trust Receipts (2016-XF0524) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.150%, 11/5/2020	2,675,000
1,500,000		University of California (The Regents of), Tender Option Bond Trust Receipts (Series 2018-ZM0660) Weekly VRDNs, (Bank of America N.A. LIQ), 0.130%, 11/5/2020	1,500,000
2,220,000		University of California (The Regents of), Tender Option Bond Trust Receipts (Series 2020-XF0921) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.150%, 11/5/2020	2,220,000
6,800,000		Victor Valley, CA CCD, Tender Option Bond Trust Receipts (Series 2020-XM0864) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.140%, 11/5/2020	6,800,000
1,500,000		Victorville, CA Joint Powers Financing Authority (Victorville, CA), (Series 2007A: Cogeneration Facility) Weekly VRDNs, (BNP Paribas SA LOC), 0.150%, 11/5/2020	1,500,000
8,675,000		Visalia, CA USD, Floater Certificates (Series 2018-ZM0657) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.170%, 11/5/2020	8,675,000
5,500,000		West Basin, CA Municipal Water District, CP, (Bank of the West, San Francisco, CA LOC), 0.210%, Mandatory Tender 2/2/2021	5,500,000
13,585,000		Western Placer, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0152) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.170%, 11/5/2020	13,585,000
20,880,000		Whittier, CA Health Facility Revenue Bonds (Presbyterian Intercommunity Hospital Obligated Group), Golden Blue 3a-7 (Series 2018-030) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.240%, 11/5/2020	20,880,000
3,350,000		Yosemite, CA CCD, RBC Muni Products (Series 2018-G50) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.130%, 11/5/2020	3,350,000
Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 5,087,000		Yosemite, CA CCD, Tender Option Bond Trust Receipts (Series 2019-XF0772) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.140%, 11/5/2020	$5,087,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (AT AMORTIZED COST)[2]	1,157,646,005
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[3]	(492,743)
		TOTAL NET ASSETS—100%	$1,157,153,262
At October 31, 2020, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
11

In valuing the Fund’s assets as of October 31, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CCD	—Community College District
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
SIFMA	—Securities Industry and Financial Markets Association
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.013	0.011	0.006	0.002
Net realized gain (loss)	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]	0.003
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.013	0.011	0.006	0.005
Less Distributions:
Distributions from net investment income	(0.005)	(0.013)	(0.011)	(0.006)	(0.002)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)
TOTAL DISTRIBUTIONS	(0.005)	(0.013)	(0.011)	(0.006)	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.53%	1.28%	1.10%	0.56%	0.49%
Ratios to Average Net Assets:
Net expenses[3]	0.27%	0.28%	0.28%	0.28%	0.18%[4]
Net investment income	0.54%	1.25%	1.10%	0.58%	0.12%
Expense waiver/reimbursement[5]	0.15%	0.14%	0.19%	0.29%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$584,821	$678,115	$372,325	$156,974	$54,046

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016 was 0.18% after taking into account this expense reduction.

5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Assets and LiabilitiesOctober 31, 2020

Assets:
Investment in securities, at amortized cost and fair value	$1,157,646,005
Cash	98,292
Income receivable	963,663
Receivable for shares sold	17,096
Total Assets	1,158,725,056
Liabilities:
Payable for shares redeemed	1,478,589
Income distribution payable	605
Payable for investment adviser fee (Note 5)	4,310
Payable for administrative fee (Note 5)	4,932
Payable for portfolio accounting fees	50,829
Accrued expenses (Note 5)	32,529
Total Liabilities	1,571,794
Net assets for 1,156,998,777 shares outstanding	$1,157,153,262
Net Assets Consist of:
Paid-in capital	$1,156,998,742
Total distributable earnings (loss)	154,520
Total Net Assets	$1,157,153,262
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$584,821,462 ÷ 584,743,486 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$149,763,502 ÷ 149,743,337 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$262,597,183 ÷ 262,562,169 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$33,557,685 ÷ 33,553,210 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$126,413,430 ÷ 126,396,575 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of OperationsYear Ended October 31, 2020

Investment Income:
Interest	$9,804,154
Dividends	3,456
TOTAL INCOME	9,807,610
Expenses:
Investment adviser fee (Note 5)	3,725,918
Administrative fee (Note 5)	972,976
Custodian fees	42,805
Transfer agent fees (Note 2)	528,467
Directors’/Trustees’ fees (Note 5)	6,349
Auditing fees	22,100
Legal fees	23,464
Portfolio accounting fees	205,571
Distribution services fee (Note 5)	677,781
Other service fees (Notes 2 and 5)	1,174,565
Share registration costs	127,098
Printing and postage	33,626
Miscellaneous (Note 5)	11,740
TOTAL EXPENSES	7,552,460
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(1,907,211)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(1,449,855)
TOTAL WAIVERS AND REIMBURSEMENTS	(3,357,066)
Net expenses	4,195,394
Net investment income	5,612,216
Net realized gain on investments	133,432
Change in net assets resulting from operations	$5,745,648
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Changes in Net Assets

Year Ended October 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,612,216	$11,567,723
Net realized gain (loss)	133,432	145,600
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,745,648	11,713,323
Distributions to Shareholders:
Wealth Shares	(3,903,676)	(6,640,086)
Service Shares	(553,743)	(1,426,554)
Cash II Shares	(728,760)	(1,781,234)
Cash Series Shares	(50,511)	(180,824)
Capital Shares	(507,383)	(1,539,217)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,744,073)	(11,567,915)
Share Transactions:
Proceeds from sale of shares	1,894,350,274	2,159,241,595
Net asset value of shares issued to shareholders in payment of distributions declared	5,344,740	10,844,983
Cost of shares redeemed	(1,908,780,546)	(1,701,119,445)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,085,532)	468,967,133
Change in net assets	(9,083,957)	469,112,541
Net Assets:
Beginning of period	1,166,237,219	697,124,678
End of period	$1,157,153,262	$1,166,237,219
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Notes to Financial Statements
October 31, 2020
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes California Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. The financial highlights of the Service Shares, Cash II Shares, Cash Series Shares and Capital Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Prior to June 29, 2020, the name of the Trust and Fund was Money Market Obligations Trust and Federated California Municipal Cash Trust, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Annual Shareholder Report
17

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers and reimbursements of $3,357,066 is disclosed in various locations in this Note 2 and Note 5. For the year ended October 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Wealth Shares	$31,199	$(18,633)	$0
Service Shares	121,413	(99,118)	(19,638)
Cash II Shares	251,521	(199,157)	(47,869)
Cash Series Shares	26,901	(20,295)	(6,058)
Capital Shares	97,433	(84,950)	(10,439)
TOTAL	$528,467	$(422,153)	$(84,004)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report
18

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$365,098	$(4,737)	$(145,501)
Cash II Shares	621,428	(5,235)	(319,704)
Cash Series Shares	75,255	(2,018)	(47,447)
Capital Shares	112,784	(537)	(41,413)
TOTAL	$1,174,565	$(12,527)	$(554,065)
For the year ended October 31, 2020, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for
Annual Shareholder Report
19

resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Trust applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2020		Year Ended 10/31/2019
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	1,017,560,763	$1,017,560,763	1,141,963,195	$1,141,963,195
Shares issued to shareholders in payment of distributions declared	3,613,285	3,613,285	6,228,549	6,228,549
Shares redeemed	(1,114,456,355)	(1,114,456,355)	(842,486,518)	(842,486,518)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(93,282,307)	$(93,282,307)	305,705,226	$305,705,226
	Year Ended 10/31/2020		Year Ended 10/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	271,796,390	$271,796,390	287,493,797	$287,493,797
Shares issued to shareholders in payment of distributions declared	460,247	460,247	1,136,043	1,136,043
Shares redeemed	(269,118,074)	(269,118,074)	(282,202,706)	(282,202,706)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	3,138,563	$3,138,563	6,427,134	$6,427,134
Annual Shareholder Report
20

	Year Ended 10/31/2020		Year Ended 10/31/2019
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	319,438,665	$319,438,665	428,844,355	$428,844,355
Shares issued to shareholders in payment of distributions declared	728,408	728,408	1,779,068	1,779,068
Shares redeemed	(264,648,897)	(264,648,897)	(238,718,930)	(238,718,930)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	55,518,176	$55,518,176	191,904,493	$191,904,493
	Year Ended 10/31/2020		Year Ended 10/31/2019
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	110,727,202	$110,727,202	58,735,459	$58,735,459
Shares issued to shareholders in payment of distributions declared	50,250	50,250	176,116	176,116
Shares redeemed	(98,411,147)	(98,411,147)	(76,436,872)	(76,436,872)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	12,366,305	$12,366,305	(17,525,297)	$(17,525,297)
	Year Ended 10/31/2020		Year Ended 10/31/2019
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	174,827,254	$174,827,254	242,204,789	$242,204,789
Shares issued to shareholders in payment of distributions declared	492,550	492,550	1,525,207	1,525,207
Shares redeemed	(162,146,073)	(162,146,073)	(261,274,419)	(261,274,419)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	13,173,731	$13,173,731	(17,544,423)	$(17,544,423)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(9,085,532)	$(9,085,532)	468,967,133	$468,967,133
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2020 and 2019, was as follows:
	2020	2019
Tax-exempt income	$5,598,468	$11,564,154
Ordinary income[1]	$14,271	$289
Long-term capital gains	$131,334	$3,472

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Annual Shareholder Report
21

As of October 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$21,109
Undistributed ordinary income[2]	$68,213
Undistributed long-term capital gains	$65,198

2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2020, the Adviser voluntarily waived $1,907,211 of its fee and voluntarily reimbursed $422,153 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2020, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Shareholder Report
22

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$497,170	$(270,515)
Cash Series Shares	180,611	(106,591)
TOTAL	$677,781	$(377,106)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2020, FSC retained $2,092 of fees paid by the Fund.
Other Service Fees
For the year ended October 31, 2020, FSSC received $2,128 and reimbursed $12,527 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.28%, 0.53%, 0.68%, 1.03% and 0.38% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Annual Shareholder Report
23

Interfund Transactions
During the year ended October 31, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $744,555,000 and $815,925,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2020, 44.6% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 9.1% of total investments.
7. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2020, there were no outstanding loans. During the year ended October 31, 2020, the program was not utilized.
8. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in
Annual Shareholder Report
24

the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2020, the amount of long-term capital gains designated by the Fund was $131,334.
For the year ended October 31, 2020, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report
25

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated HErmes MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF federated Hermes CALIFORNIA MUNICIPAL CASH TRUST, WEALTH SHARES:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes California Municipal Cash Trust (formerly, Federated California Municipal Cash Trust) (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (formerly, Money Market Obligations Trust) (the “Trust”)), including the portfolio of investments, as of October 31, 2020 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights of the Wealth Shares for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Money Market Obligations Trust) at October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report
26

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.

Boston, Massachusetts
December 23, 2020
Annual Shareholder Report
27

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 to October 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2020	Ending Account Value 10/31/2020	Expenses Paid During Period[1]
Actual	$1,000.00	$1,000.30	$1.26
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.88	$1.27

1	Expenses are equal to the Fund annualized net expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
Annual Shareholder Report
28

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report
29

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Chairman and CEO, The Collins Group, Inc.
(a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, and Chairman of the Compensation Committee, KLX Energy
Services Holdings, Inc. (oilfield services); former Director of
KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report
30

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor of Law, Duquesne University School of
Law; formerly, Dean of the Duquesne University School of Law and
Professor of Law and Interim Dean of the Duquesne University School
of Law; formerly, Associate General Secretary and Director, Office of
Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and
Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign
for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of
Western and Central Pennsylvania; Director, Ireland Institute of
Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director,
Pennsylvania Bar Institute; Director, St. Vincent College; and Director
and Chair, North Catholic High School, Inc.

Annual Shareholder Report
31

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries. Ms. Reilly also previously served as Chair of the Risk Management Committee for Holy Ghost Preparatory School,
Philadelphia and Secretary and Chair of the Governance Committee,
Oakland Catholic High School Board of Trustees, Pittsburgh.

Annual Shareholder Report
32

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CNX Resources
Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and
Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee, and Chair of the Board of
Directors or Trustees, of the Federated Hermes Fund Family; President
and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products,
Inc. (distributor of portable construction heaters); President, Portable
Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report
33

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report
34

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Officer since: May 2004
Principal Occupations: Mary Jo Ochson was named Chief Investment
Officer of Federated Hermes’ tax-exempt, fixed-income products in
2004 and Chief Investment Officer of Federated Hermes’ Tax-Free
Money Markets in 2010. She joined Federated Hermes in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of
the Fund’s Adviser since 1996. Ms. Ochson has received the Chartered
Financial Analyst designation and holds an M.B.A. in Finance from the
University of Pittsburgh.

Annual Shareholder Report
35

Evaluation and Approval of Advisory Contract–May 2020
Federated California Municipal Cash Trust (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES CALIFORNIA MUNICIPAL CASH TRUST)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
Annual Shareholder Report
36

throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
Annual Shareholder Report
37

compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report
38

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
Annual Shareholder Report
39

evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Annual Shareholder Report
40

For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in
Annual Shareholder Report
41

order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder
Annual Shareholder Report
42

services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and
Annual Shareholder Report
43

with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Annual Shareholder Report
44

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
45

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N369
33949 (12/20)
© 2020 Federated Hermes, Inc.

Annual Shareholder Report
October 31, 2020

Share Class | Ticker	Institutional | FFTXX	Premier | FTFXX

Federated Hermes Institutional Tax-Free Cash Trust
(formerly, Federated Institutional Tax-Free Cash Trust)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund operates as a “Floating Net Asset Value” Money Market Fund.The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Institutional Tax-Free Cash Trust
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from November 1, 2019 through October 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	96.4%
Commercial Paper	3.5%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At October 31, 2020, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	99.9%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.1%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2020
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 99.9%
		Alabama— 4.6%
$ 1,080,000		Alabama HFA MFH (Double Lake Ventures LLC), (2000 Series A:Turtle Lake) Weekly VRDNs, (FNMA LOC), 0.140%, 11/5/2020	$1,080,000
28,850,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 0.160%, 11/2/2020	28,850,000
8,000,000		Mobile County, AL IDA Gulf Opportunity Zone (SSAB Alabama, Inc.), (Series 2011) Weekly VRDNs, (Nordea Bank Abp LOC), 0.160%, 11/5/2020	8,000,000
5,100,000		Mobile, AL IDB (HighProv, LLC), (Series 2006) Weekly VRDNs, (FHLB of Dallas LOC), 0.160%, 11/5/2020	5,100,000
9,125,000		Tuscaloosa County, AL Port Authority (Tuscaloosa Riverfront Development, LLC), (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs, (FHLB of Atlanta LOC), 0.170%, 11/5/2020	9,125,000
		TOTAL	52,155,000
		Alaska— 1.2%
13,660,000		Alaska State Housing Finance Corp., (Series 2007B) Weekly VRDNs, (FHLB of Des Moines LIQ), 0.120%, 11/5/2020	13,660,000
		Arizona— 1.6%
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal (DC Paloma 2 LLC), (Series 2009) Weekly VRDNs, (CoBank, ACB LOC), 0.170%, 11/5/2020	4,000,000
14,000,000		Yavapai County, AZ IDA - Recovery Zone Facility (Skanon Investments, Inc.), (Series 2010: Drake Cement Project) Weekly VRDNs, (Citibank N.A., New York LOC), 0.150%, 11/5/2020	14,000,000
		TOTAL	18,000,000
		California— 2.0%
5,000,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2017 Series BB: Uptown Newport Apartments) Weekly VRDNs, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.160%, 11/5/2020	5,000,000
17,780,000		Victorville, CA Joint Powers Financing Authority (Victorville, CA), (Series 2007A: Cogeneration Facility) Weekly VRDNs, (BNP Paribas SA LOC), 0.150%, 11/5/2020	17,780,000
		TOTAL	22,780,000
		Connecticut— 1.2%
6,120,000		Connecticut State Health & Educational Facilities (CIL Community Resources Inc.), (Series A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 0.150%, 11/5/2020	6,120,000
3,700,000		Connecticut State HEFA (Westminster School), (Series C) Weekly VRDNs, (Bank of America N.A. LOC), 0.170%, 11/5/2020	3,700,000
4,050,000		Shelton, CT Housing Authority (Crosby Commons), (Series 1998) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.180%, 11/5/2020	4,050,000
		TOTAL	13,870,000
Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Florida— 12.3%
$ 3,810,000		Coconut Creek, FL (Junior Achievement of South Florida, Inc.), (Series 2007) Weekly VRDNs, (TD Bank, N.A. LOC), 0.180%, 11/5/2020	$3,810,000
43,300,000		Escambia County, FL Solid Waste Disposal (Gulf Power Co.) Daily VRDNs, 0.150%, 11/2/2020	43,300,000
16,800,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000 F-2), CP, (U.S. Bank, N.A. LIQ), 0.210%, Mandatory Tender 11/5/2020	16,800,000
22,465,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000-A), CP, (U.S. Bank, N.A. LIQ), 0.210%, Mandatory Tender 11/5/2020	22,465,000
5,000,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.150%, 11/4/2020	5,000,000
25,000,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.160%, 11/4/2020	25,000,000
3,000,000		Martin County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 0.130%, 11/2/2020	3,000,000
20,065,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 0.140%, 11/2/2020	20,065,000
		TOTAL	139,440,000
		Georgia— 1.2%
11,000,000		Monroe County, GA Development Authority Pollution Control (Gulf Power Co.), (First Series of 2002) Daily VRDNs, 0.150%, 11/2/2020	11,000,000
3,000,000		Roswell, GA Housing Authority (Belcourt Ltd.), MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 0.160%, 11/4/2020	3,000,000
		TOTAL	14,000,000
		Indiana— 0.8%
1,215,000		Indianapolis, IN MFH (Washington Pointe, LP), (Series 2009A) Weekly VRDNs, (FNMA LOC), 0.120%, 11/6/2020	1,215,000
8,170,000		Valparaiso, IN EDRB (Pines Village Retirement Community, Inc.), (Series 2008) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.240%, 11/5/2020	8,170,000
		TOTAL	9,385,000
		Iowa— 11.7%
8,900,000		Iowa Finance Authority - Health Facilities (UnityPoint Health), (Series 2013B-1) Daily VRDNs, (TD Bank, N.A. LOC), 0.100%, 11/2/2020	8,900,000
38,000,000		Iowa Finance Authority (Archer-Daniels-Midland Co.), (Series 2012) Weekly VRDNs, 0.170%, 11/4/2020	38,000,000
6,500,000		Iowa Finance Authority (Archer-Daniels-Midland Co.), Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs, 0.170%, 11/4/2020	6,500,000
15,100,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development (Series 2009A) Weekly VRDNs, 0.150%, 11/5/2020	15,100,000
27,100,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs, 0.150%, 11/5/2020	27,100,000
Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Iowa— continued
$36,500,000		Iowa Finance Authority (HF Chlor-Alkali, LLC), (Series 2012) Weekly VRDNs, (GTD by Cargill, Inc.), 0.160%, 11/5/2020	$36,500,000
650,000		Iowa Finance Authority (Trinity Healthcare Credit Group), (Series 2000D) Weekly VRDNs, 0.140%, 11/5/2020	650,000
		TOTAL	132,750,000
		Louisiana— 3.4%
20,000,000		Ascension Parish, LA IDB (BASF Corp.), (Series 2009) Weekly VRDNs, (GTD by BASF SE), 0.270%, 11/4/2020	20,000,000
12,000,000		Louisiana Local Government Environmental Facilities CDA (Isidore Newman School), (Series 2002) Weekly VRDNs, (FHLB of Dallas LOC), 0.230%, 11/4/2020	12,000,000
3,235,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 0.230%, 11/4/2020	3,235,000
3,350,000		Louisiana Local Government Environmental Facilities CDA (The Christ Episcopal Church in Covington), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 0.230%, 11/4/2020	3,350,000
		TOTAL	38,585,000
		Maryland— 0.1%
595,000		Maryland State Economic Development Corp. (Maryland Academy of Sciences), (Series 2003: Maryland Science Center) Weekly VRDNs, (Bank of America N.A. LOC), 0.180%, 11/5/2020	595,000
		Massachusetts— 0.2%
1,100,000		Massachusetts Development Finance Agency (Boston University), (Series U-6C) Daily VRDNs, (TD Bank, N.A. LOC), 0.090%, 11/2/2020	1,100,000
1,250,000		Massachusetts State Development Finance Agency (Tufts University), (Series 2018 R) Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.100%, 11/2/2020	1,250,000
		TOTAL	2,350,000
		Michigan— 5.9%
5,210,000		Kent Hospital Finance Authority, MI (Spectrum Health), (Series 2008B-3) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 0.120%, 11/4/2020	5,210,000
8,140,000		Michigan State University (Board of Trustees), (Series 2005) Weekly VRDNs, (PNC Bank, N.A. LIQ), 0.150%, 11/4/2020	8,140,000
16,200,000		Michigan Strategic Fund (Kroger Co.), (Series 2010) Weekly VRDNs, (MUFG Bank Ltd. LOC), 0.160%, 11/5/2020	16,200,000
12,015,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 11/5/2020	12,015,000
25,115,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 11/5/2020	25,115,000
		TOTAL	66,680,000
Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Minnesota— 0.7%
$ 7,500,000		Moorhead, MN (American Crystal Sugar Co.), Series 2020 Weekly VRDNs, (CoBank, ACB LOC), 0.160%, 11/5/2020	$7,500,000
		Mississippi— 3.9%
44,650,000		Perry County, MS (Georgia-Pacific LLC), (Series 2002) Weekly VRDNs, 0.250%, 11/5/2020	44,650,000
		Multi-State— 13.0%
24,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.170%, 11/5/2020	24,000,000
41,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 5) Weekly VRDPs, (Societe Generale, Paris LIQ), 0.170%, 11/5/2020	41,000,000
6,000,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 0.190%, 11/5/2020	6,000,000
9,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 0.190%, 11/5/2020	9,000,000
47,100,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.190%, 11/5/2020	47,100,000
20,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, VRDP(Series 5-1000) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ)/(Sumitomo Mitsui Banking Corp. LOC), 0.170%, 11/5/2020	20,000,000
		TOTAL	147,100,000
		Nebraska— 0.1%
1,400,000		Washington County, NE (Cargill, Inc.), (Series 2010) Weekly VRDNs, 0.160%, 11/5/2020	1,400,000
		Nevada— 1.1%
12,550,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-2A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.110%, 11/4/2020	12,550,000
		New Jersey— 0.9%
10,550,000		New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.), (Series 2008B) Weekly VRDNs, (Bank of America N.A. LOC), 0.130%, 11/5/2020	10,550,000
		New York— 8.2%
33,000,000		Battery Park, NY City Authority, (Series 2019D) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.100%, 11/5/2020	33,000,000
1,000,000		New York City, NY Municipal Water Finance Authority, (Series 2015 BB-4) Daily VRDNs, (Barclays Bank PLC LIQ), 0.110%, 11/2/2020	1,000,000
6,800,000		New York City, NY Transitional Finance Authority, (Fiscal 2019 Subseries B-4) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.110%, 11/2/2020	6,800,000
1,000,000		New York City, NY Transitional Finance Authority, (Series 2015A-3) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 0.130%, 11/2/2020	1,000,000
1,660,000		New York City, NY Transitional Finance Authority, Fiscal 2018 (Subseries C-6) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 0.140%, 11/5/2020	1,660,000
Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$40,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.170%, 11/5/2020	$40,000,000
10,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.170%, 11/5/2020	10,000,000
		TOTAL	93,460,000
		North Carolina— 0.2%
1,850,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), (Series 2007B) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.110%, 11/2/2020	1,850,000
		Ohio— 2.2%
7,010,000		Franklin County, OH Hospital Facility Authority (Nationwide Children’s Hospital), (Series 2008B) Weekly VRDNs, 0.080%, 11/5/2020	7,010,000
8,835,000		Franklin County, OH Hospital Facility Authority (Nationwide Children’s Hospital), (Series 2013B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.110%, 11/5/2020	8,835,000
9,030,000		Franklin County, OH Hospital Facility Authority (Nationwide Children’s Hospital), (Series 2014) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.110%, 11/5/2020	9,030,000
		TOTAL	24,875,000
		Oregon— 0.5%
5,500,000		Oregon State Facilities Authority (PeaceHealth), (2018 Series B) Daily VRDNs, (TD Bank, N.A. LOC), 0.100%, 11/2/2020	5,500,000
		Pennsylvania— 5.6%
1,075,000		Beaver County, PA IDA (Concordia Lutheran Obligated Group), (Series 2018A) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.130%, 11/5/2020	1,075,000
6,395,000		Butler County, PA General Authority (Iroquois School District), (Series 2011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/ (PNC Bank, N.A. LIQ), 0.140%, 11/5/2020	6,395,000
5,000,000		Haverford Twp., PA School District, (Series 2009) Weekly VRDNs, (TD Bank, N.A. LOC), 0.100%, 11/5/2020	5,000,000
4,680,000		Pennsylvania HFA (Foxwood Manor Apartments), (Series 2008-O) Weekly VRDNs, (FHLMC LOC), 0.120%, 11/5/2020	4,680,000
24,100,000		Pennsylvania State Turnpike Commission, (Series A of 2020) Weekly VRDNs, (Barclays Bank PLC LOC), 0.100%, 11/5/2020	24,100,000
500,000		Philadelphia, PA, (Series 2009B) Weekly VRDNs, (Barclays Bank PLC LOC), 0.100%, 11/5/2020	500,000
21,255,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.150%, 11/5/2020	21,255,000
		TOTAL	63,005,000
		South Carolina— 0.3%
3,760,000		South Carolina Jobs-EDA (Brashier Charter, LLC), (Series 2008) Weekly VRDNs, (Truist Bank LOC), 0.140%, 11/4/2020	3,760,000
Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Tennessee— 3.4%
$ 4,130,000		Blount County, TN Public Building Authority (Bradley County, TN), (Series E-6-A) Weekly VRDNs, (Truist Bank LOC), 0.180%, 11/4/2020	$4,130,000
34,400,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008A) Daily VRDNs, (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.130%, 11/2/2020	34,400,000
		TOTAL	38,530,000
		Texas— 3.2%
2,660,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2020B) Daily VRDNs, 0.100%, 11/2/2020	2,660,000
9,910,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-1) Daily VRDNs, 0.100%, 11/2/2020	9,910,000
13,900,000		Harris County, TX Hospital District, Senior Lien Refunding Revenue Bonds (Series 2010) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.140%, 11/5/2020	13,900,000
9,525,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Care System), (Series 2011C) Daily VRDNs, (TD Bank, N.A. LOC), 0.100%, 11/2/2020	9,525,000
		TOTAL	35,995,000
		Utah— 6.4%
70,500,000		Emery County, UT (Pacificorp), PCRB (Series 1994) Weekly VRDNs, 0.180%, 11/4/2020	70,500,000
2,000,000		St. George, UT IDRB (Apogee Enterprises, Inc.), (Series 2010) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.170%, 11/5/2020	2,000,000
		TOTAL	72,500,000
		Virginia— 1.0%
10,725,000		Hampton Roads, VA Sanitation District, (Series 2016B) Weekly VRDNs, 0.120%, 11/5/2020	10,725,000
		West Virginia— 2.0%
22,600,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 0.180%, 11/5/2020	22,600,000
		Wisconsin— 1.0%
11,000,000		Wisconsin State, (Series A) Weekly VRDNs, 0.150%, 11/5/2020	11,000,000
		TOTAL INVESTMENT IN SECURITIES—99.9% (AT AMORTIZED COST)[2]	1,131,800,000
		OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	1,599,020
		TOTAL NET ASSETS—100%	$1,133,399,020
Annual Shareholder Report
7

At October 31, 2020, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2020, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
CDA	—Community Development Authority
CP	—Commercial Paper
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCRB	—Pollution Control Revenue Bond
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,				Period Ended 10/31/2016[1]
	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net investment income	0.0060	0.0137	0.0114	0.0059	0.0020
Total From Investment Operations	0.0060	0.0137	0.0114	0.0059	0.0020
Less Distributions:
Distributions from net investment income	(0.0060)	(0.0137)	(0.0114)	(0.0059)	(0.0020)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return[2]	0.60%	1.38%	1.15%	0.59%	0.20%
Ratios to Average Net Assets:
Net expenses[3]	0.19%	0.20%	0.20%	0.20%	0.20%[4]
Net investment income	0.64%	1.36%	1.17%	0.59%	0.54%[4]
Expense waiver/reimbursement[5]	0.18%	0.16%	0.18%	0.20%	0.22%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$735,236	$855,998	$594,047	$301,268	$231,159

1	Reflects operations for the period from February 26, 2016 (date of initial public investment) to October 31, 2016.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net investment income	0.0063	0.0142	0.0119	0.0064	0.0020
Net realized gain (loss)	—	—	—	—	(0.0000)[1]
Total From Investment Operations	0.0063	0.0142	0.0119	0.0064	0.0020
Less Distributions:
Distributions from net investment income	(0.0063)	(0.0142)	(0.0119)	(0.0064)	(0.0020)
Distributions from net realized gain	—	—	—	—	(0.0000)[1]
Total Distributions	(0.0063)	(0.0142)	(0.0119)	(0.0064)	(0.0020)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return[2]	0.64%	1.43%	1.20%	0.64%	0.25%
Ratios to Average Net Assets:
Net expenses[3]	0.15%	0.15%	0.15%	0.15%	0.14%
Net investment income	0.72%	1.42%	1.21%	0.65%	0.26%
Expense waiver/reimbursement[4]	0.17%	0.16%	0.18%	0.20%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$398,163	$515,446	$420,808	$254,460	$155,223

1	Represents less than $0.0001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Assets and LiabilitiesOctober 31, 2020

Assets:
Investment in securities, at amortized cost and fair value	$1,131,800,000
Cash	127,796
Income receivable	165,204
Receivable for shares sold	2,861,605
Total Assets	1,134,954,605
Liabilities:
Payable for shares redeemed	1,415,122
Income distribution payable	5,339
Payable to adviser (Note 5)	1,030
Payable for administrative fee (Note 5)	4,819
Payable for custodian fees	8,740
Payable for share registration costs	19,290
Payable for transfer agent fees	18,816
Payable for other service fees (Notes 2 and 5)	10,489
Accrued expenses (Note 5)	71,940
Total Liabilities	1,555,585
Net assets for 1,133,390,587 shares outstanding	$1,133,399,020
Net Assets Consist of:
Paid-in capital	$1,133,390,587
Total distributable earnings (loss)	8,433
Total Net Assets	$1,133,399,020
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$735,236,160 ÷ 735,236,533 shares outstanding, no par value, unlimited shares authorized	$1.0000
Premier Shares:
$398,162,860 ÷ 398,154,054 shares outstanding, no par value, unlimited shares authorized	$1.0000
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of OperationsYear Ended October 31, 2020

Investment Income:
Interest	$11,147,458
Dividends	26,405
TOTAL INCOME	11,173,863
Expenses:
Investment adviser fee (Note 5)	2,634,962
Administrative fee (Note 5)	1,032,385
Custodian fees	50,503
Transfer agent fees	61,057
Directors’/Trustees’ fees (Note 5)	7,314
Auditing fees	20,400
Legal fees	7,977
Portfolio accounting fees	196,635
Other service fees (Notes 2 and 5)	386,408
Share registration costs	135,722
Printing and postage	21,330
Miscellaneous (Note 5)	43,291
TOTAL EXPENSES	4,597,984
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(2,204,802)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(108,611)
TOTAL WAIVERS AND REIMBURSEMENT	(2,313,413)
Net expenses	2,284,571
Net investment income	8,889,292
Change in net assets resulting from operations	$8,889,292
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Changes in Net Assets

Year Ended October 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,889,292	$16,671,954
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,889,292	16,671,954
Distributions to Shareholders:
Institutional Shares	(4,991,509)	(9,572,444)
Premier Shares	(3,892,000)	(7,103,992)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,883,509)	(16,676,436)
Share Transactions:
Proceeds from sale of shares	4,946,146,680	3,381,084,951
Net asset value of shares issued to shareholders in payment of distributions declared	3,833,826	8,199,101
Cost of shares redeemed	(5,188,031,333)	(3,032,691,453)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(238,050,827)	356,592,599
Change in net assets	(238,045,044)	356,588,117
Net Assets:
Beginning of period	1,371,444,064	1,014,855,947
End of period	$1,133,399,020	$1,371,444,064
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Notes to Financial Statements
October 31, 2020
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Tax-Free Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Prior to June 29, 2020, the name of the Trust and Fund was Money Market Obligations Trust and Federated Institutional Tax-Free Cash Trust, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at
Annual Shareholder Report
14

each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single
Annual Shareholder Report
15

price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $2,313,413 is disclosed in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Institutional Shares	$386,408	$(22,512)	$(86,099)
For the year ended October 31, 2020, the Fund’s Premier Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax
Annual Shareholder Report
16

liabilities as income tax expense in the Statement of Operations. As of October 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2020		Year Ended 10/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,542,541,049	$1,542,541,049	1,456,449,182	$1,456,449,182
Shares issued to shareholders in payment of distributions declared	1,427,123	1,427,123	3,655,957	3,655,957
Shares redeemed	(1,664,731,646)	(1,664,731,646)	(1,198,149,322)	(1,198,149,322)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(120,763,474)	$(120,763,474)	261,955,817	$261,955,817
Annual Shareholder Report
17

	Year Ended 10/31/2020		Year Ended 10/31/2019
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	3,403,605,631	$3,403,605,631	1,924,635,769	$1,924,635,769
Shares issued to shareholders in payment of distributions declared	2,406,703	2,406,703	4,543,144	4,543,144
Shares redeemed	(3,523,299,687)	(3,523,299,687)	(1,834,542,131)	(1,834,542,131)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	(117,287,353)	$(117,287,353)	94,636,782	$94,636,782
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(238,050,827)	$(238,050,827)	356,592,599	$356,592,599
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2020 and 2019, was as follows:
	2020	2019
Tax-exempt income	$8,883,509	$16,676,436
As of October 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$8,469
Capital loss carryforwards	$(36)
As of October 31, 2020, the Fund had a capital loss carryforward of $36 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$36	$—	$36
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund’s aggregate annual operating expenses including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its
Annual Shareholder Report
18

shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may choose to waive an additional portion of its fee. For the year ended October 31, 2020, the Adviser voluntarily waived $2,204,802 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2020, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended October 31, 2020, FSSC reimbursed $22,512 of the other service fees disclosed in Note 2.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund’s Institutional Shares and Premier Shares, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,750,940,000 and $1,470,850,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Annual Shareholder Report
19

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2020, there were no outstanding loans. During the year ended October 31, 2020, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2020, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report
20

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED HERMES INSTITUTIONAL TAX-FREE TRUST:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Institutional Tax-Free Cash Trust (formerly, Federated Institutional Tax-Free Cash Trust) (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (formerly, Money Market Obligations Trust) (the “Trust”)), including the portfolio of investments, as of October 31, 2020, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting the Trust) at October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report
21

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2020
Annual Shareholder Report
22

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 to October 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
23

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2020	Ending Account Value 10/31/2020	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$0.96
Premier Shares	$1,000	$1,000.20	$0.75
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.18	$0.97
Premier Shares	$1,000	$1,024.38	$0.76

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.19%
Premier Shares	0.15%
Annual Shareholder Report
24

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report
25

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Chairman and CEO, The Collins Group, Inc.
(a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, and Chairman of the Compensation Committee, KLX Energy
Services Holdings, Inc. (oilfield services); former Director of
KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report
26

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor of Law, Duquesne University School of
Law; formerly, Dean of the Duquesne University School of Law and
Professor of Law and Interim Dean of the Duquesne University School
of Law; formerly, Associate General Secretary and Director, Office of
Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and
Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign
for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of
Western and Central Pennsylvania; Director, Ireland Institute of
Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director,
Pennsylvania Bar Institute; Director, St. Vincent College; and Director
and Chair, North Catholic High School, Inc.

Annual Shareholder Report
27

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries. Ms. Reilly also previously served as Chair of the Risk Management Committee for Holy Ghost Preparatory School,
Philadelphia and Secretary and Chair of the Governance Committee,
Oakland Catholic High School Board of Trustees, Pittsburgh.

Annual Shareholder Report
28

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CNX Resources
Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and
Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee, and Chair of the Board of
Directors or Trustees, of the Federated Hermes Fund Family; President
and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products,
Inc. (distributor of portable construction heaters); President, Portable
Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report
29

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report
30

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Mary Jo Ochson was named Chief Investment
Officer of Federated Hermes’ tax-exempt, fixed-income products in
2004 and Chief Investment Officer of Federated Hermes’ Tax-Free
Money Markets in 2010. She joined Federated Hermes in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of
the Fund’s Adviser since 1996. Ms. Ochson has received the Chartered
Financial Analyst designation and holds an M.B.A. in Finance from the
University of Pittsburgh.

Annual Shareholder Report
31

Evaluation and Approval of Advisory Contract–May 2020
Federated Institutional Tax-Free Cash Trust (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES INSTITUTIONAL TAX-FREE CASH TRUST)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
Annual Shareholder Report
32

throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
Annual Shareholder Report
33

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to
Annual Shareholder Report
34

invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
Annual Shareholder Report
35

For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different
Annual Shareholder Report
36

average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the
Annual Shareholder Report
37

Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s
Annual Shareholder Report
38

review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Annual Shareholder Report
39

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
40

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Institutional Tax-Free Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919486
CUSIP 60934N666
29452 (12/20)
© 2020 Federated Hermes, Inc.

Annual Shareholder Report
October 31, 2020

Share Class | Ticker	Institutional | FFTXX

Federated Hermes Institutional Tax-Free Cash Trust
(formerly, Federated Institutional Tax-Free Cash Trust)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund operates as a “Floating Net Asset Value” Money Market Fund. The Share Price will fluctuate.It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Institutional Tax-Free Cash Trust
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from November 1, 2019 through October 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	96.4%
Commercial Paper	3.5%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At October 31, 2020, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	99.9%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.1%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2020
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 99.9%
		Alabama— 4.6%
$ 1,080,000		Alabama HFA MFH (Double Lake Ventures LLC), (2000 Series A:Turtle Lake) Weekly VRDNs, (FNMA LOC), 0.140%, 11/5/2020	$1,080,000
28,850,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 0.160%, 11/2/2020	28,850,000
8,000,000		Mobile County, AL IDA Gulf Opportunity Zone (SSAB Alabama, Inc.), (Series 2011) Weekly VRDNs, (Nordea Bank Abp LOC), 0.160%, 11/5/2020	8,000,000
5,100,000		Mobile, AL IDB (HighProv, LLC), (Series 2006) Weekly VRDNs, (FHLB of Dallas LOC), 0.160%, 11/5/2020	5,100,000
9,125,000		Tuscaloosa County, AL Port Authority (Tuscaloosa Riverfront Development, LLC), (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs, (FHLB of Atlanta LOC), 0.170%, 11/5/2020	9,125,000
		TOTAL	52,155,000
		Alaska— 1.2%
13,660,000		Alaska State Housing Finance Corp., (Series 2007B) Weekly VRDNs, (FHLB of Des Moines LIQ), 0.120%, 11/5/2020	13,660,000
		Arizona— 1.6%
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal (DC Paloma 2 LLC), (Series 2009) Weekly VRDNs, (CoBank, ACB LOC), 0.170%, 11/5/2020	4,000,000
14,000,000		Yavapai County, AZ IDA - Recovery Zone Facility (Skanon Investments, Inc.), (Series 2010: Drake Cement Project) Weekly VRDNs, (Citibank N.A., New York LOC), 0.150%, 11/5/2020	14,000,000
		TOTAL	18,000,000
		California— 2.0%
5,000,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2017 Series BB: Uptown Newport Apartments) Weekly VRDNs, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.160%, 11/5/2020	5,000,000
17,780,000		Victorville, CA Joint Powers Financing Authority (Victorville, CA), (Series 2007A: Cogeneration Facility) Weekly VRDNs, (BNP Paribas SA LOC), 0.150%, 11/5/2020	17,780,000
		TOTAL	22,780,000
		Connecticut— 1.2%
6,120,000		Connecticut State Health & Educational Facilities (CIL Community Resources Inc.), (Series A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 0.150%, 11/5/2020	6,120,000
3,700,000		Connecticut State HEFA (Westminster School), (Series C) Weekly VRDNs, (Bank of America N.A. LOC), 0.170%, 11/5/2020	3,700,000
4,050,000		Shelton, CT Housing Authority (Crosby Commons), (Series 1998) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.180%, 11/5/2020	4,050,000
		TOTAL	13,870,000
Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Florida— 12.3%
$ 3,810,000		Coconut Creek, FL (Junior Achievement of South Florida, Inc.), (Series 2007) Weekly VRDNs, (TD Bank, N.A. LOC), 0.180%, 11/5/2020	$3,810,000
43,300,000		Escambia County, FL Solid Waste Disposal (Gulf Power Co.) Daily VRDNs, 0.150%, 11/2/2020	43,300,000
16,800,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000 F-2), CP, (U.S. Bank, N.A. LIQ), 0.210%, Mandatory Tender 11/5/2020	16,800,000
22,465,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000-A), CP, (U.S. Bank, N.A. LIQ), 0.210%, Mandatory Tender 11/5/2020	22,465,000
5,000,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.150%, 11/4/2020	5,000,000
25,000,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.160%, 11/4/2020	25,000,000
3,000,000		Martin County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 0.130%, 11/2/2020	3,000,000
20,065,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 0.140%, 11/2/2020	20,065,000
		TOTAL	139,440,000
		Georgia— 1.2%
11,000,000		Monroe County, GA Development Authority Pollution Control (Gulf Power Co.), (First Series of 2002) Daily VRDNs, 0.150%, 11/2/2020	11,000,000
3,000,000		Roswell, GA Housing Authority (Belcourt Ltd.), MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 0.160%, 11/4/2020	3,000,000
		TOTAL	14,000,000
		Indiana— 0.8%
1,215,000		Indianapolis, IN MFH (Washington Pointe, LP), (Series 2009A) Weekly VRDNs, (FNMA LOC), 0.120%, 11/6/2020	1,215,000
8,170,000		Valparaiso, IN EDRB (Pines Village Retirement Community, Inc.), (Series 2008) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.240%, 11/5/2020	8,170,000
		TOTAL	9,385,000
		Iowa— 11.7%
8,900,000		Iowa Finance Authority - Health Facilities (UnityPoint Health), (Series 2013B-1) Daily VRDNs, (TD Bank, N.A. LOC), 0.100%, 11/2/2020	8,900,000
38,000,000		Iowa Finance Authority (Archer-Daniels-Midland Co.), (Series 2012) Weekly VRDNs, 0.170%, 11/4/2020	38,000,000
6,500,000		Iowa Finance Authority (Archer-Daniels-Midland Co.), Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs, 0.170%, 11/4/2020	6,500,000
15,100,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development (Series 2009A) Weekly VRDNs, 0.150%, 11/5/2020	15,100,000
27,100,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs, 0.150%, 11/5/2020	27,100,000
Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Iowa— continued
$36,500,000		Iowa Finance Authority (HF Chlor-Alkali, LLC), (Series 2012) Weekly VRDNs, (GTD by Cargill, Inc.), 0.160%, 11/5/2020	$36,500,000
650,000		Iowa Finance Authority (Trinity Healthcare Credit Group), (Series 2000D) Weekly VRDNs, 0.140%, 11/5/2020	650,000
		TOTAL	132,750,000
		Louisiana— 3.4%
20,000,000		Ascension Parish, LA IDB (BASF Corp.), (Series 2009) Weekly VRDNs, (GTD by BASF SE), 0.270%, 11/4/2020	20,000,000
12,000,000		Louisiana Local Government Environmental Facilities CDA (Isidore Newman School), (Series 2002) Weekly VRDNs, (FHLB of Dallas LOC), 0.230%, 11/4/2020	12,000,000
3,235,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 0.230%, 11/4/2020	3,235,000
3,350,000		Louisiana Local Government Environmental Facilities CDA (The Christ Episcopal Church in Covington), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 0.230%, 11/4/2020	3,350,000
		TOTAL	38,585,000
		Maryland— 0.1%
595,000		Maryland State Economic Development Corp. (Maryland Academy of Sciences), (Series 2003: Maryland Science Center) Weekly VRDNs, (Bank of America N.A. LOC), 0.180%, 11/5/2020	595,000
		Massachusetts— 0.2%
1,100,000		Massachusetts Development Finance Agency (Boston University), (Series U-6C) Daily VRDNs, (TD Bank, N.A. LOC), 0.090%, 11/2/2020	1,100,000
1,250,000		Massachusetts State Development Finance Agency (Tufts University), (Series 2018 R) Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.100%, 11/2/2020	1,250,000
		TOTAL	2,350,000
		Michigan— 5.9%
5,210,000		Kent Hospital Finance Authority, MI (Spectrum Health), (Series 2008B-3) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 0.120%, 11/4/2020	5,210,000
8,140,000		Michigan State University (Board of Trustees), (Series 2005) Weekly VRDNs, (PNC Bank, N.A. LIQ), 0.150%, 11/4/2020	8,140,000
16,200,000		Michigan Strategic Fund (Kroger Co.), (Series 2010) Weekly VRDNs, (MUFG Bank Ltd. LOC), 0.160%, 11/5/2020	16,200,000
12,015,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 11/5/2020	12,015,000
25,115,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 11/5/2020	25,115,000
		TOTAL	66,680,000
Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Minnesota— 0.7%
$ 7,500,000		Moorhead, MN (American Crystal Sugar Co.), Series 2020 Weekly VRDNs, (CoBank, ACB LOC), 0.160%, 11/5/2020	$7,500,000
		Mississippi— 3.9%
44,650,000		Perry County, MS (Georgia-Pacific LLC), (Series 2002) Weekly VRDNs, 0.250%, 11/5/2020	44,650,000
		Multi-State— 13.0%
24,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.170%, 11/5/2020	24,000,000
41,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 5) Weekly VRDPs, (Societe Generale, Paris LIQ), 0.170%, 11/5/2020	41,000,000
6,000,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 0.190%, 11/5/2020	6,000,000
9,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 0.190%, 11/5/2020	9,000,000
47,100,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.190%, 11/5/2020	47,100,000
20,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, VRDP(Series 5-1000) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ)/(Sumitomo Mitsui Banking Corp. LOC), 0.170%, 11/5/2020	20,000,000
		TOTAL	147,100,000
		Nebraska— 0.1%
1,400,000		Washington County, NE (Cargill, Inc.), (Series 2010) Weekly VRDNs, 0.160%, 11/5/2020	1,400,000
		Nevada— 1.1%
12,550,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-2A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.110%, 11/4/2020	12,550,000
		New Jersey— 0.9%
10,550,000		New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.), (Series 2008B) Weekly VRDNs, (Bank of America N.A. LOC), 0.130%, 11/5/2020	10,550,000
		New York— 8.2%
33,000,000		Battery Park, NY City Authority, (Series 2019D) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.100%, 11/5/2020	33,000,000
1,000,000		New York City, NY Municipal Water Finance Authority, (Series 2015 BB-4) Daily VRDNs, (Barclays Bank PLC LIQ), 0.110%, 11/2/2020	1,000,000
6,800,000		New York City, NY Transitional Finance Authority, (Fiscal 2019 Subseries B-4) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.110%, 11/2/2020	6,800,000
1,000,000		New York City, NY Transitional Finance Authority, (Series 2015A-3) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 0.130%, 11/2/2020	1,000,000
1,660,000		New York City, NY Transitional Finance Authority, Fiscal 2018 (Subseries C-6) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 0.140%, 11/5/2020	1,660,000
Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$40,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.170%, 11/5/2020	$40,000,000
10,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.170%, 11/5/2020	10,000,000
		TOTAL	93,460,000
		North Carolina— 0.2%
1,850,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), (Series 2007B) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.110%, 11/2/2020	1,850,000
		Ohio— 2.2%
7,010,000		Franklin County, OH Hospital Facility Authority (Nationwide Children’s Hospital), (Series 2008B) Weekly VRDNs, 0.080%, 11/5/2020	7,010,000
8,835,000		Franklin County, OH Hospital Facility Authority (Nationwide Children’s Hospital), (Series 2013B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.110%, 11/5/2020	8,835,000
9,030,000		Franklin County, OH Hospital Facility Authority (Nationwide Children’s Hospital), (Series 2014) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.110%, 11/5/2020	9,030,000
		TOTAL	24,875,000
		Oregon— 0.5%
5,500,000		Oregon State Facilities Authority (PeaceHealth), (2018 Series B) Daily VRDNs, (TD Bank, N.A. LOC), 0.100%, 11/2/2020	5,500,000
		Pennsylvania— 5.6%
1,075,000		Beaver County, PA IDA (Concordia Lutheran Obligated Group), (Series 2018A) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.130%, 11/5/2020	1,075,000
6,395,000		Butler County, PA General Authority (Iroquois School District), (Series 2011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/ (PNC Bank, N.A. LIQ), 0.140%, 11/5/2020	6,395,000
5,000,000		Haverford Twp., PA School District, (Series 2009) Weekly VRDNs, (TD Bank, N.A. LOC), 0.100%, 11/5/2020	5,000,000
4,680,000		Pennsylvania HFA (Foxwood Manor Apartments), (Series 2008-O) Weekly VRDNs, (FHLMC LOC), 0.120%, 11/5/2020	4,680,000
24,100,000		Pennsylvania State Turnpike Commission, (Series A of 2020) Weekly VRDNs, (Barclays Bank PLC LOC), 0.100%, 11/5/2020	24,100,000
500,000		Philadelphia, PA, (Series 2009B) Weekly VRDNs, (Barclays Bank PLC LOC), 0.100%, 11/5/2020	500,000
21,255,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.150%, 11/5/2020	21,255,000
		TOTAL	63,005,000
		South Carolina— 0.3%
3,760,000		South Carolina Jobs-EDA (Brashier Charter, LLC), (Series 2008) Weekly VRDNs, (Truist Bank LOC), 0.140%, 11/4/2020	3,760,000
Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Tennessee— 3.4%
$ 4,130,000		Blount County, TN Public Building Authority (Bradley County, TN), (Series E-6-A) Weekly VRDNs, (Truist Bank LOC), 0.180%, 11/4/2020	$4,130,000
34,400,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008A) Daily VRDNs, (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.130%, 11/2/2020	34,400,000
		TOTAL	38,530,000
		Texas— 3.2%
2,660,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2020B) Daily VRDNs, 0.100%, 11/2/2020	2,660,000
9,910,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-1) Daily VRDNs, 0.100%, 11/2/2020	9,910,000
13,900,000		Harris County, TX Hospital District, Senior Lien Refunding Revenue Bonds (Series 2010) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.140%, 11/5/2020	13,900,000
9,525,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Care System), (Series 2011C) Daily VRDNs, (TD Bank, N.A. LOC), 0.100%, 11/2/2020	9,525,000
		TOTAL	35,995,000
		Utah— 6.4%
70,500,000		Emery County, UT (Pacificorp), PCRB (Series 1994) Weekly VRDNs, 0.180%, 11/4/2020	70,500,000
2,000,000		St. George, UT IDRB (Apogee Enterprises, Inc.), (Series 2010) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.170%, 11/5/2020	2,000,000
		TOTAL	72,500,000
		Virginia— 1.0%
10,725,000		Hampton Roads, VA Sanitation District, (Series 2016B) Weekly VRDNs, 0.120%, 11/5/2020	10,725,000
		West Virginia— 2.0%
22,600,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 0.180%, 11/5/2020	22,600,000
		Wisconsin— 1.0%
11,000,000		Wisconsin State, (Series A) Weekly VRDNs, 0.150%, 11/5/2020	11,000,000
		TOTAL INVESTMENT IN SECURITIES—99.9% (AT AMORTIZED COST)[2]	1,131,800,000
		OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	1,599,020
		TOTAL NET ASSETS—100%	$1,133,399,020
Annual Shareholder Report
7

At October 31, 2020, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2020, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
CDA	—Community Development Authority
CP	—Commercial Paper
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCRB	—Pollution Control Revenue Bond
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,				Period Ended 10/31/2016[1]
	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net investment income	0.0060	0.0137	0.0114	0.0059	0.0020
Total From Investment Operations	0.0060	0.0137	0.0114	0.0059	0.0020
Less Distributions:
Distributions from net investment income	(0.0060)	(0.0137)	(0.0114)	(0.0059)	(0.0020)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return[2]	0.60%	1.38%	1.15%	0.59%	0.20%
Ratios to Average Net Assets:
Net expenses[3]	0.19%	0.20%	0.20%	0.20%	0.20%[4]
Net investment income	0.64%	1.36%	1.17%	0.59%	0.54%[4]
Expense waiver/reimbursement[5]	0.18%	0.16%	0.18%	0.20%	0.22%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$735,236	$855,998	$594,047	$301,268	$231,159

1	Reflects operations for the period from February 26, 2016 (date of initial public investment) to October 31, 2016.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Assets and LiabilitiesOctober 31, 2020

Assets:
Investment in securities, at amortized cost and fair value	$1,131,800,000
Cash	127,796
Income receivable	165,204
Receivable for shares sold	2,861,605
Total Assets	1,134,954,605
Liabilities:
Payable for shares redeemed	1,415,122
Income distribution payable	5,339
Payable to adviser (Note 5)	1,030
Payable for administrative fee (Note 5)	4,819
Payable for custodian fees	8,740
Payable for share registration costs	19,290
Payable for transfer agent fees	18,816
Payable for other service fees (Notes 2 and 5)	10,489
Accrued expenses (Note 5)	71,940
Total Liabilities	1,555,585
Net assets for 1,133,390,587 shares outstanding	$1,133,399,020
Net Assets Consist of:
Paid-in capital	$1,133,390,587
Total distributable earnings (loss)	8,433
Total Net Assets	$1,133,399,020
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$735,236,160 ÷ 735,236,533 shares outstanding, no par value, unlimited shares authorized	$1.0000
Premier Shares:
$398,162,860 ÷ 398,154,054 shares outstanding, no par value, unlimited shares authorized	$1.0000
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of OperationsYear Ended October 31, 2020

Investment Income:
Interest	$11,147,458
Dividends	26,405
TOTAL INCOME	11,173,863
Expenses:
Investment adviser fee (Note 5)	2,634,962
Administrative fee (Note 5)	1,032,385
Custodian fees	50,503
Transfer agent fees	61,057
Directors’/Trustees’ fees (Note 5)	7,314
Auditing fees	20,400
Legal fees	7,977
Portfolio accounting fees	196,635
Other service fees (Notes 2 and 5)	386,408
Share registration costs	135,722
Printing and postage	21,330
Miscellaneous (Note 5)	43,291
TOTAL EXPENSES	4,597,984
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(2,204,802)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(108,611)
TOTAL WAIVERS AND REIMBURSEMENT	(2,313,413)
Net expenses	2,284,571
Net investment income	8,889,292
Change in net assets resulting from operations	$8,889,292
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Changes in Net Assets

Year Ended October 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,889,292	$16,671,954
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,889,292	16,671,954
Distributions to Shareholders:
Institutional Shares	(4,991,509)	(9,572,444)
Premier Shares	(3,892,000)	(7,103,992)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,883,509)	(16,676,436)
Share Transactions:
Proceeds from sale of shares	4,946,146,680	3,381,084,951
Net asset value of shares issued to shareholders in payment of distributions declared	3,833,826	8,199,101
Cost of shares redeemed	(5,188,031,333)	(3,032,691,453)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(238,050,827)	356,592,599
Change in net assets	(238,045,044)	356,588,117
Net Assets:
Beginning of period	1,371,444,064	1,014,855,947
End of period	$1,133,399,020	$1,371,444,064
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Notes to Financial Statements
October 31, 2020
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Tax-Free Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Premier Shares. The financial highlights of the Premier Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Prior to June 29, 2020, the name of the Trust and Fund was Money Market Obligations Trust and Federated Institutional Tax-Free Cash Trust, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at
Annual Shareholder Report
13

each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single
Annual Shareholder Report
14

price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $2,313,413 is disclosed in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Institutional Shares	$386,408	$(22,512)	$(86,099)
For the year ended October 31, 2020, the Fund’s Premier Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax
Annual Shareholder Report
15

liabilities as income tax expense in the Statement of Operations. As of October 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2020		Year Ended 10/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,542,541,049	$1,542,541,049	1,456,449,182	$1,456,449,182
Shares issued to shareholders in payment of distributions declared	1,427,123	1,427,123	3,655,957	3,655,957
Shares redeemed	(1,664,731,646)	(1,664,731,646)	(1,198,149,322)	(1,198,149,322)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(120,763,474)	$(120,763,474)	261,955,817	$261,955,817
Annual Shareholder Report
16

	Year Ended 10/31/2020		Year Ended 10/31/2019
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	3,403,605,631	$3,403,605,631	1,924,635,769	$1,924,635,769
Shares issued to shareholders in payment of distributions declared	2,406,703	2,406,703	4,543,144	4,543,144
Shares redeemed	(3,523,299,687)	(3,523,299,687)	(1,834,542,131)	(1,834,542,131)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	(117,287,353)	$(117,287,353)	94,636,782	$94,636,782
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(238,050,827)	$(238,050,827)	356,592,599	$356,592,599
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2020 and 2019, was as follows:
	2020	2019
Tax-exempt income	$8,883,509	$16,676,436
As of October 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$8,469
Capital loss carryforwards	$(36)
As of October 31, 2020, the Fund had a capital loss carryforward of $36 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$36	$—	$36
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund’s aggregate annual operating expenses including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its
Annual Shareholder Report
17

shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may choose to waive an additional portion of its fee. For the year ended October 31, 2020, the Adviser voluntarily waived $2,204,802 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2020, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended October 31, 2020, FSSC reimbursed $22,512 of the other service fees disclosed in Note 2.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund’s Institutional Shares and Premier Shares, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,750,940,000 and $1,470,850,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Annual Shareholder Report
18

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2020, there were no outstanding loans. During the year ended October 31, 2020, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2020, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report
19

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Hermes MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED Hermes Institutional TAX-FREE cash TRUST, Institutional shares:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Institutional Tax-Free Cash Trust (formerly, Federated Institutional Tax-Free Cash Trust) (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (formerly, Money Market Obligations Trust) (the “Trust”)), including the portfolio of investments, as of October 31, 2020, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights of the Institutional Shares for each of the three years in the period then ended and the period from February 26, 2016 through October 31, 2016 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting the Trust) at October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended and the period from February 26, 2016 through October 31, 2016, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trusts internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report
20

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.

Boston, Massachusetts
December 23, 2020
Annual Shareholder Report
21

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 to October 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2020	Ending Account Value 10/31/2020	Expenses Paid During Period[1]
Actual	$1,000.00	$1,000.10	$0.96
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.18	$0.97

1	Expenses are equal to the Fund annualized net expense ratio of 0.19%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
Annual Shareholder Report
22

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report
23

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Chairman and CEO, The Collins Group, Inc.
(a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, and Chairman of the Compensation Committee, KLX Energy
Services Holdings, Inc. (oilfield services); former Director of
KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report
24

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor of Law, Duquesne University School of
Law; formerly, Dean of the Duquesne University School of Law and
Professor of Law and Interim Dean of the Duquesne University School
of Law; formerly, Associate General Secretary and Director, Office of
Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and
Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign
for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of
Western and Central Pennsylvania; Director, Ireland Institute of
Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director,
Pennsylvania Bar Institute; Director, St. Vincent College; and Director
and Chair, North Catholic High School, Inc.

Annual Shareholder Report
25

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries. Ms. Reilly also previously served as Chair of the Risk Management Committee for Holy Ghost Preparatory School,
Philadelphia and Secretary and Chair of the Governance Committee,
Oakland Catholic High School Board of Trustees, Pittsburgh.

Annual Shareholder Report
26

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CNX Resources
Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and
Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee, and Chair of the Board of
Directors or Trustees, of the Federated Hermes Fund Family; President
and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products,
Inc. (distributor of portable construction heaters); President, Portable
Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report
27

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report
28

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Mary Jo Ochson was named Chief Investment
Officer of Federated Hermes’ tax-exempt, fixed-income products in
2004 and Chief Investment Officer of Federated Hermes’ Tax-Free
Money Markets in 2010. She joined Federated Hermes in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of
the Fund’s Adviser since 1996. Ms. Ochson has received the Chartered
Financial Analyst designation and holds an M.B.A. in Finance from the
University of Pittsburgh.

Annual Shareholder Report
29

Evaluation and Approval of Advisory Contract–May 2020
Federated Institutional Tax-Free Cash Trust (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES INSTITUTIONAL TAX-FREE CASH TRUST)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
Annual Shareholder Report
30

throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
Annual Shareholder Report
31

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to
Annual Shareholder Report
32

invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
Annual Shareholder Report
33

For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different
Annual Shareholder Report
34

average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the
Annual Shareholder Report
35

Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s
Annual Shareholder Report
36

review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Annual Shareholder Report
37

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
38

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Institutional Tax-Free Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919486
Q454416 (12/20)
© 2020 Federated Hermes, Inc.

Annual Shareholder Report
October 31, 2020

Ticker GAMXX

Federated Hermes Georgia Municipal Cash Trust
(formerly, Federated Georgia Municipal Cash Trust)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Georgia Municipal Cash Trust
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from November 1, 2019 through October 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Please be aware that on August 14, 2020, the Trustees of the Trust approved a Plan of Liquidation for the Fund pursuant to which the Fund will be liquidated on or about the close of business on February 19, 2021. However, Federated Hermes offers several other funds to meet your cash management needs. Thank you for investing with us.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	100.0%
Other Assets and Liabilities—Net[2,3]	(0.0)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
At October 31, 2020, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	100.0%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.0%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2020
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 100.0%
		Georgia— 100.0%
$ 100,000		Appling County, GA Development Authority (Georgia Power Co.), (1st Series 1997) Daily VRDNs, 0.180%, 11/2/2020	$100,000
1,560,000		Appling County, GA Development Authority (Georgia Power Co.), (First Series 2011) Daily VRDNs, 0.180%, 11/2/2020	1,560,000
1,000,000		Atlanta, GA Airport General Revenue, Tender Option Bond Receipts (Series 2019-XF0815) Weekly VRDNs, (Bank of America N.A. LIQ), 0.200%, 11/5/2020	1,000,000
9,750,000		Atlanta, GA, Urban Residential Finance Authority (Columbia at Sylvan Hills Apartments), (Series 2006) Weekly VRDNs, (FNMA LOC), 0.220%, 11/5/2020	9,750,000
200,000		Brookhaven Development Authority, GA (Children’s Healthcare of Atlanta, Inc.), (Series 2019D) Weekly VRDNs, (PNC Bank, N.A. LIQ), 0.130%, 11/5/2020	200,000
3,750,000		Brookhaven Development Authority, GA (Children’s Healthcare of Atlanta, Inc.), Tender Option Bond Trust Certificates (Series 2020-XX1122) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.150%, 11/5/2020	3,750,000
780,000		Brookhaven Development Authority, GA (Children’s Healthcare of Atlanta, Inc.), Tender Option Bond Trust Receipts (Series 2019-XG0224) Weekly VRDNs, (Bank of America N.A. LIQ), 0.170%, 11/5/2020	780,000
2,920,000		Cherokee County, GA Development Authority (Goodwill of North Georgia, Inc.), (Series 2008) Weekly VRDNs, (Truist Bank LOC), 0.150%, 11/4/2020	2,920,000
9,215,000		Columbus, GA Development Authority (Avalon Apartments LP), (Series 2008) Weekly VRDNs, (FNMA LOC), 0.220%, 11/5/2020	9,215,000
10,000,000		Columbus, GA Development Authority (Lumpkin Park Partners, Ltd.), (Series 2008) Weekly VRDNs, (FHLMC LOC), 0.220%, 11/5/2020	10,000,000
3,425,000		Dalton-Whitfield County, GA Joint Development Authority (Hamilton Health Care System Obligated Group), CDI Net Liquidity (2018-ZM0577) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.170%, 11/5/2020	3,425,000
480,000		Fitzgerald & Ben Hill County, GA Development Authority (Agri-Products, Inc.), (Series 2007) Weekly VRDNs, (U.S. Bank, N.A. LOC), 0.190%, 11/5/2020	480,000
2,000,000		Floyd County, GA Development Authority PCRB (Georgia Power Co.), (First Series 1996) Daily VRDNs, 0.180%, 11/2/2020	2,000,000
5,300,000		Fulton County, GA, Solar Eclipse (Series 2017-0007) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 0.150%, 11/5/2020	5,300,000
1,450,000		Georgia State HFA, Tender Option Bond Trust Receipts (2020-ZF0783) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.170%, 11/5/2020	1,450,000
3,370,000		Georgia State HFA, Tender Option Bond Trust Receipts (Series 2018-ZF0653) Weekly VRDNs, (Bank of America N.A. LIQ), 0.160%, 11/5/2020	3,370,000
1,075,000		Gordon County, GA Development Authority (Pine Hall Brick Co., Inc.), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 0.230%, 11/5/2020	1,075,000
Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Georgia— continued
$ 1,245,000		Heard County, GA Development Authority (Oglethorpe Power Corp.), (Series 2009A) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.130%, 11/4/2020	$1,245,000
5,370,000		Monroe County, GA Development Authority (Gulf Power Co.), (Series 2019) Daily VRDNs, 0.170%, 11/2/2020	5,370,000
160,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), (First Series 1997) Daily VRDNs, 0.180%, 11/2/2020	160,000
1,700,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), (First Series 2008) Daily VRDNs, 0.180%, 11/2/2020	1,700,000
2,375,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2009B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.130%, 11/4/2020	2,375,000
2,000,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2010A) Weekly VRDNs, (Truist Bank LOC), 0.180%, 11/4/2020	2,000,000
4,640,000		Municipal Electric Authority of Georgia, (Series 2008B) Weekly VRDNs, (PNC Bank, N.A. LOC), 0.110%, 11/4/2020	4,640,000
5,000,000		Paulding County, GA Hospital Authority (Wellstar Health System, Inc.), (Series 2012B) Weekly VRDNs, (Bank of America N.A. LOC), 0.150%, 11/5/2020	5,000,000
3,555,000		Paulding County, GA, Solar Eclipse (Series 2017-0060) Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.130%, 11/2/2020	3,555,000
6,860,000		Richmond County, GA Development Authority (Stonegate Club Apartments LLC), (Series 2002) Weekly VRDNs, (FNMA LOC), 0.200%, 11/5/2020	6,860,000
3,350,000		Roswell, GA Housing Authority (Belcourt Ltd.), MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 0.160%, 11/4/2020	3,350,000
2,305,000		Savannah, GA EDA (Calvary Day School), (Series 2006) Weekly VRDNs, (Truist Bank LOC), 0.170%, 11/4/2020	2,305,000
2,450,000		Savannah, GA EDA (Home Depot, Inc.), (Series 1995A) Weekly VRDNs, 0.250%, 11/4/2020	2,450,000
6,355,000		Savannah, GA EDA (Home Depot, Inc.), (Series B) Weekly VRDNs, (Truist Bank LOC), 0.160%, 11/4/2020	6,355,000
2,655,000		Wayne County, GA, IDA (Sierra International Machinery LLC), (Series 2011) Weekly VRDNs, (Truist Bank LOC), 0.230%, 11/5/2020	2,655,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (AT AMORTIZED COST)[2]	106,395,000
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[3]	(11,487)
		TOTAL NET ASSETS—100%	$106,383,513
Annual Shareholder Report
3

Securities that are subject to the federal alternative minimum tax (AMT) represent 42.5% of the portfolio as calculated based upon total market value (percentage is unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of October 31, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
EDA	—Economic Development Authority
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCRB	—Pollution Control Revenue Bond
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
4

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.011	0.009	0.003	0.001
Net realized gain	—	0.000[1]	—	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.011	0.009	0.003	0.001
Less Distributions:
Distributions from net investment income	(0.005)	(0.011)	(0.009)	(0.003)	(0.001)
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.011)	(0.009)	(0.003)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.49%	1.11%	0.88%	0.35%	0.11%
Ratios to Average Net Assets:
Net expenses[3]	0.38%	0.53%	0.53%	0.53%	0.32%[4]
Net investment income	0.50%	1.11%	0.87%	0.35%	0.05%
Expense waiver/reimbursement[5]	0.50%	0.30%	0.34%	0.44%	0.64%
Supplemental Data:
Net assets, end of period (000 omitted)	$106,384	$141,535	$175,860	$156,551	$98,313

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.32% after taking into account this expense reduction.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Statement of Assets and LiabilitiesOctober 31, 2020

Assets:
Investment in securities, at amortized cost and fair value	$106,395,000
Cash	102,834
Income receivable	21,731
Receivable for shares sold	223,054
Total Assets	106,742,619
Liabilities:
Payable for shares redeemed	314,828
Payable to adviser (Note 5)	1,415
Payable for administrative fee (Note 5)	453
Payable for portfolio accounting fees	16,248
Payable for printing and postage	18,174
Accrued expenses (Note 5)	7,988
Total Liabilities	359,106
Net assets for 106,382,275 shares outstanding	$106,383,513
Net Assets Consist of:
Paid-in capital	$106,382,275
Total distributable earnings (loss)	1,238
Total Net Assets	$106,383,513
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$106,383,513 ÷ 106,382,275 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Statement of OperationsYear Ended October 31, 2020

Investment Income:
Interest	$1,115,513
Expenses:
Investment adviser fee (Note 5)	381,532
Administrative fee (Note 5)	99,872
Custodian fees	5,767
Transfer agent fees	106,964
Directors’/Trustees’ fees (Note 5)	1,009
Auditing fees	20,400
Legal fees	9,600
Portfolio accounting fees	63,918
Other service fees (Notes 2 and 5)	317,943
Share registration costs	78,846
Printing and postage	23,620
Miscellaneous (Note 5)	5,723
TOTAL EXPENSES	1,115,194
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(381,532)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(249,573)
TOTAL WAIVERS AND REIMBURSEMENTS	(631,105)
Net expenses	484,089
Net investment income	631,424
Net realized loss on investments	(33)
Change in net assets resulting from operations	$631,391
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Changes in Net Assets

Year Ended October 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$631,424	$1,905,582
Net realized gain (loss)	(33)	389
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	631,391	1,905,971
Distributions to Shareholders	(631,301)	(1,905,227)
Share Transactions:
Proceeds from sale of shares	274,523,405	375,262,428
Net asset value of shares issued to shareholders in payment of distributions declared	628,688	1,872,636
Cost of shares redeemed	(310,303,474)	(411,460,593)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(35,151,381)	(34,325,529)
Change in net assets	(35,151,291)	(34,324,785)
Net Assets:
Beginning of period	141,534,804	175,859,589
End of period	$106,383,513	$141,534,804
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Notes to Financial Statements
October 31, 2020
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Georgia Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of Georgia consistent with stability of principal and liquidity. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Prior to June 29, 2020, the name of the Trust and Fund was Money Market Obligations Trust and Federated Georgia Municipal Cash Trust, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in
Annual Shareholder Report
9

determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers and reimbursements of $631,105 is disclosed in various locations in this Note 2 and Note 5.
For the year ended October 31, 2020, the transfer agent fees for the Fund were $106,964 of which $22,720 were waived by unaffiliated third-parties.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended October 31, 2020, other service fees for the Fund were $317,943 of which FSSC reimbursed $1,664 of these fees and unaffiliated third-parties waived $148,115 of these fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report
10

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2020	Year Ended 10/31/2019
Shares sold	274,523,405	375,262,428
Shares issued to shareholders in payment of distributions declared	628,688	1,872,636
Shares redeemed	(310,303,474)	(411,460,593)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(35,151,381)	(34,325,529)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2020 and 2019, was as follows:
	2020	2019
Tax-exempt income	$630,912	$1,905,227
Long-term capital gains	$389	$—
Annual Shareholder Report
11

As of October 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$1,271
Capital loss carryforwards	$(33)
As of October 31, 2020, the Fund had a capital loss carryforward of $33 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$33	$—	$33
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2020, the Adviser voluntarily waived $381,532 of its fee and voluntarily reimbursed $77,074 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended October 31, 2020, FSSC received $17 and reimbursed $1,664 of the other service fees disclosed in Note 2.
Annual Shareholder Report
12

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.53% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $123,335,000 and $110,830,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2020, 66.0% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 24.3% of total investments.
Annual Shareholder Report
13

7. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2020, there were no outstanding loans. During the year ended October 31, 2020, the program was not utilized.
8. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
9. SUBSEQUENT EVENT
On August 14, 2020, the Trustees of the Trust approved a Plan of Liquidation for the Fund pursuant to which the Fund will be liquidated on or about the close of business on February 19, 2021.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2020, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report
14

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees of Federated Hermes Money Market ObligationS Trust AND SHAREHOLDERS OF Federated Hermes Georgia Municipal Cash Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Georgia Municipal Cash Trust (formerly, Federated Georgia Municipal Cash Trust) (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (formerly, Money Market Obligations Trust) (the “Trust”)), including the portfolio of investments, as of October 31, 2020, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Money Market Obligations Trust) at October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report
15

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.

Boston, Massachusetts
December 23, 2020
Annual Shareholder Report
16

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 to October 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
17

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2020	Ending Account Value 10/31/2020	Expenses Paid During Period[1]
Actual	$1,000.00	$1,000.00	$[2]1.06
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.08	$[2]1.07

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s current Fee Limit of
0.53% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period)
would be $2.66 and $2.70, respectively.

Annual Shareholder Report
18

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report
19

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Chairman and CEO, The Collins Group, Inc.
(a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, and Chairman of the Compensation Committee, KLX Energy
Services Holdings, Inc. (oilfield services); former Director of
KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report
20

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor of Law, Duquesne University School of
Law; formerly, Dean of the Duquesne University School of Law and
Professor of Law and Interim Dean of the Duquesne University School
of Law; formerly, Associate General Secretary and Director, Office of
Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and
Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign
for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of
Western and Central Pennsylvania; Director, Ireland Institute of
Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director,
Pennsylvania Bar Institute; Director, St. Vincent College; and Director
and Chair, North Catholic High School, Inc.

Annual Shareholder Report
21

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries. Ms. Reilly also previously served as Chair of the Risk Management Committee for Holy Ghost Preparatory School,
Philadelphia and Secretary and Chair of the Governance Committee,
Oakland Catholic High School Board of Trustees, Pittsburgh.

Annual Shareholder Report
22

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CNX Resources
Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and
Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee, and Chair of the Board of
Directors or Trustees, of the Federated Hermes Fund Family; President
and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products,
Inc. (distributor of portable construction heaters); President, Portable
Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report
23

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report
24

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Mary Jo Ochson was named Chief Investment
Officer of Federated Hermes’ tax-exempt, fixed-income products in
2004 and Chief Investment Officer of Federated Hermes’ Tax-Free
Money Markets in 2010. She joined Federated Hermes in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of
the Fund’s Adviser since 1996. Ms. Ochson has received the Chartered
Financial Analyst designation and holds an M.B.A. in Finance from the
University of Pittsburgh.

Annual Shareholder Report
25

Evaluation and Approval of Advisory Contract–May 2020
Federated Georgia Municipal Cash Trust (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES GEORGIA MUNICIPAL CASH TRUST)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
Annual Shareholder Report
26

throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
Annual Shareholder Report
27

compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report
28

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
Annual Shareholder Report
29

evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year period ended December 31, 2019. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Annual Shareholder Report
30

For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in
Annual Shareholder Report
31

order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder
Annual Shareholder Report
32

services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and
Annual Shareholder Report
33

with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Annual Shareholder Report
34

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
35

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Georgia Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N328
29506 (12/20)
© 2020 Federated Hermes, Inc.

Annual Shareholder Report
October 31, 2020

Share Class | Ticker	Wealth | MAWXX	Service | MMCXX	Cash Series | FMCXX

Federated Hermes Massachusetts Municipal Cash Trust
(formerly, Federated Massachusetts Municipal Cash Trust)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Massachusetts Municipal Cash Trust
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from November 1, 2019 through October 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Please be aware that on August 14, 2020, the Trustees of the Trust approved a Plan of Liquidation for the Fund pursuant to which the Fund will be liquidated on or about the close of business on February 19, 2021. However, Federated Hermes offers several other funds to meet your cash management needs. Thank you for investing with us.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	65.6%
Commercial Paper	23.0%
Municipal Notes	5.5%
Other Assets and Liabilities—Net[2]	5.9%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At October 31, 2020, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	65.6%
8-30 Days	9.2%
31-90 Days	19.3%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	5.9%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2020
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 94.1%
		Massachusetts— 94.1%
$1,500,000		Boston, MA Water & Sewer Commission, Tax-Exempt Commercial Paper Bond Anticipation Notes (Series A), CP, (State Street Bank and Trust Co. LOC), 0.150%, Mandatory Tender 12/3/2020	$1,500,000
1,000,000		Commonwealth of Massachusetts, (Series 2000A) Weekly VRDNs, (Citibank N.A., New York LIQ), 0.130%, 11/5/2020	1,000,000
500,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Subseries A-1) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 0.120%, 11/4/2020	500,000
790,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax- Exempt Certificates Trust (Series 2009-47) TOBs, (State Street Bank and Trust Co. LIQ), 0.270%, Optional Tender 11/27/2020	790,000
1,000,000		Massachusetts Department of Transportation, (Series A-1) Weekly VRDNs, (Citibank N.A., New York LOC), 0.100%, 11/4/2020	1,000,000
1,400,000		Massachusetts Development Finance Agency (Clark University), (Series 2008) Weekly VRDNs, (TD Bank, N.A. LOC), 0.110%, 11/4/2020	1,400,000
1,150,000		Massachusetts Development Finance Agency (Mass General Brigham), Tender Option Bond Trust Receipts (2016-XM0137) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.160%, 11/5/2020	1,150,000
3,187,000		Massachusetts Development Finance Agency, (Issue 4), CP, (FHLB of Boston LOC), 0.280%, Mandatory Tender 12/18/2020	3,187,000
1,150,000		Massachusetts HEFA (Baystate Medical Center), (Series J-2) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.090%, 11/2/2020	1,150,000
1,250,000		Massachusetts HEFA (Harvard University), (Series Y) Weekly VRDNs, 0.080%, 11/5/2020	1,250,000
1,475,000		Massachusetts HEFA (Massachusetts Institute of Technology), (Series J-2) Weekly VRDNs, 0.080%, 11/5/2020	1,475,000
1,800,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 0.230%, Mandatory Tender 11/23/2020	1,800,000
700,000		Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2016-XX1008) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.150%, 11/5/2020	700,000
475,000		Massachusetts State Development Finance Agency (Marine Biological Laboratory), (Series 2006) Weekly VRDNs, (PNC Bank, N.A. LOC), 0.130%, 11/5/2020	475,000
1,400,000		Massachusetts State Health & Educational Facility (Amherst College), (Series 2005 J-2) Daily VRDNs, 0.120%, 11/2/2020	1,400,000
795,000		Massachusetts State Health & Educational Facility (Massachusetts Institute of Technology), Tender Option Bond Trust Receipts (2016-XM0232) Weekly VRDNs, (Bank of America N.A. LIQ), 0.140%, 11/5/2020	795,000
2,895,000		Massachusetts State Housing Finance Agency Housing Revenue (Princeton Westford), (2015 Series A) Weekly VRDNs, (Bank of America N.A. LOC), 0.140%, 11/5/2020	2,895,000
3,300,000		Massachusetts Water Resources Authority, Tender Option Bond Trust Certificates (2016-XX1002) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.130%, 11/5/2020	3,300,000
Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Massachusetts— continued
$ 750,000		Rowley, MA BANs, 1.750%, 12/18/2020	$750,524
		TOTAL INVESTMENT IN SECURITIES—94.1% (AT AMORTIZED COST)[2]	26,517,524
		OTHER ASSETS AND LIABILITIES - NET—5.9%[3]	1,672,723
		TOTAL NET ASSETS—100%	$28,190,247
At October 31, 2020, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of October 31, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
HEFA	—Health and Education Facilities Authority
IFA	—Industrial Finance Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
3

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,		Period Ended 10/31/2018[1]
	2020[2]	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005[3]	0.013[3]	0.010
Net realized gain	0.001	0.000[4]	—
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.013	0.010
Less Distributions:
Distributions from net investment income	(0.005)	(0.013)	(0.010)
Distributions from net realized gain	(0.001)	—	(0.000)[4]
TOTAL DISTRIBUTIONS	(0.006)	(0.013)	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[5]	0.58%	1.29%	1.02%
Ratios to Average Net Assets:
Net expenses[6]	0.29%[7]	0.36%	0.36%[7]
Net investment income	0.47%[7]	1.34%	1.16%[7]
Expense waiver/reimbursement[8]	0.04%[7]	0.43%	0.45%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[9]	$0[9]	$732

1	Reflects operations for the period from November 6, 2017 (date of initial investment) to October 31, 2018.
2
Certain ratios included in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized gain/loss amounts. Such differences are immaterial.

3	Per share number has been calculated using the average shares method.
4	Represents less than $0.001.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
7	Computed on an annualized basis.
8
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

9	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
4

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004[1]	0.010[1]	0.008	0.002	0.000[2]
Net realized gain	0.001	0.000[2]	—	0.000[2]	0.000[2]
Total From Investment Operations	0.005	0.010	0.008	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.004)	(0.010)	(0.008)	(0.002)	(0.000)[2]
Distributions from net realized gain	(0.001)	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.005)	(0.010)	(0.008)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.45%	1.05%	0.78%	0.25%	0.07%
Ratios to Average Net Assets:
Net expenses[4]	0.37%	0.60%	0.61%	0.61%	0.32%[5]
Net investment income	0.33%	1.04%	0.72%	0.20%	0.03%
Expense waiver/reimbursement[6]	0.94%	0.48%	0.39%	0.37%	0.57%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,149	$17,107	$19,628	$50,886	$71,785

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.32% after taking into account this expense reduction.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002[1]	0.006[1]	0.004	0.000[2]	0.000[2]
Net realized gain	0.001	0.000[2]	—	0.000[2]	0.000[2]
Total From Investment Operations	0.003	0.006	0.004	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.002)	(0.006)	(0.004)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.001)	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.003)	(0.006)	(0.004)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.26%	0.62%	0.37%	0.05%	0.04%
Ratios to Average Net Assets:
Net expenses[4]	0.65%	1.02%	1.02%	0.81%	0.35%[5]
Net investment income	0.21%	0.64%	0.36%	0.01%	0.01%
Expense waiver/reimbursement[6]	1.28%	0.65%	0.60%	0.77%	1.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,041	$20,125	$48,133	$42,818	$60,767

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.35% after taking into account this expense reduction.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Statement of Assets and LiabilitiesOctober 31, 2020

Assets:
Investment in securities, at amortized cost and fair value	$26,517,524
Cash	94,748
Receivable for investments sold	1,643,196
Total Assets	28,255,468
Liabilities:
Income distribution payable	1,730
Payable to adviser (Note 5)	3,632
Payable for administrative fee (Note 5)	120
Payable for legal fees	6,260
Payable for transfer agent fees	2,385
Payable for portfolio accounting fees	23,505
Payable for share registration costs	8,451
Payable for printing and postage	17,958
Accrued expenses (Note 5)	1,180
Total Liabilities	65,221
Net assets for 28,180,506 shares outstanding	$28,190,247
Net Assets Consist of:
Paid-in capital	$28,180,718
Total distributable earnings (loss)	9,529
Total Net Assets	$28,190,247
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$16,148,786 ÷ 16,143,207 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$12,041,361 ÷ 12,037,199 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of OperationsYear Ended October 31, 2020

Investment Income:
Interest	$286,924
Expenses:
Investment adviser fee (Note 5)	112,857
Administrative fee (Note 5)	29,693
Custodian fees	3,261
Transfer agent fees (Note 2)	20,103
Directors’/Trustees’ fees (Note 5)	551
Auditing fees	20,401
Legal fees	8,904
Portfolio accounting fees	81,991
Distribution services fee (Note 5)	90,023
Other service fees (Notes 2 and 5)	92,808
Share registration costs	95,462
Printing and postage	20,914
Miscellaneous (Note 5)	6,791
TOTAL EXPENSES	583,759
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(112,857)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(290,828)
TOTAL WAIVERS AND REIMBURSEMENTS	(403,685)
Net expenses	180,074
Net investment income	106,850
Net realized gain on investments	8,710
Change in net assets resulting from operations	$115,560
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Changes in Net Assets

Year Ended October 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$106,850	$456,287
Net realized gain	8,710	16,687
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	115,560	472,974
Distributions to Shareholders:
Wealth Shares	[1]0	(4,252)
Service Shares	(83,057)	(200,193)
Cash Series Shares	(40,099)	(251,635)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(123,156)	(456,080)
Share Transactions:
Proceeds from sale of shares	74,807,139	168,315,304
Net asset value of shares issued to shareholders in payment of distributions declared	105,395	417,629
Cost of shares redeemed	(83,947,132)	(200,010,997)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,034,598)	(31,278,064)
Change in net assets	(9,042,194)	(31,261,170)
Net Assets:
Beginning of period	37,232,441	68,493,611
End of period	$28,190,247	$37,232,441

1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Notes to Financial Statements
October 31, 2020
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Massachusetts Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Prior to June 29, 2020, the name of the Trust and Fund was Money Market Obligations Trust and Federated Massachusetts Municipal Cash Trust, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Annual Shareholder Report
10

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $403,685 is disclosed in various locations in this Note 2 and Note 5. For the year ended October 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Waived by Unaffiliated Third Parties
Wealth Shares	$—	$—
Service Shares	10,434	(3,624)
Cash Series Shares	9,669	(2,700)
TOTAL	$20,103	$(6,324)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Service Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms
Annual Shareholder Report
11

described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$55,298	$(1,096)	$(33,878)
Cash Series Shares	37,510	(167)	(19,430)
TOTAL	$92,808	$(1,263)	$(53,308)
For the year ended October 31, 2020, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Annual Shareholder Report
12

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2020		Year Ended 10/31/2019
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	589,044	$589,044
Shares redeemed	—	—	(1,321,210)	(1,321,210)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	—	$—	(732,166)	$(732,166)
	Year Ended 10/31/2020		Year Ended 10/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	29,737,657	$29,737,657	49,789,838	$49,789,838
Shares issued to shareholders in payment of distributions declared	65,536	65,536	167,194	167,194
Shares redeemed	(30,758,896)	(30,758,896)	(52,486,251)	(52,486,251)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(955,703)	$(955,703)	(2,529,219)	$(2,529,219)
	Year Ended 10/31/2020		Year Ended 10/31/2019
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	45,069,482	$45,069,482	117,936,422	$117,936,422
Shares issued to shareholders in payment of distributions declared	39,859	39,859	250,435	250,435
Shares redeemed	(53,188,236)	(53,188,236)	(146,203,536)	(146,203,536)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(8,078,895)	$(8,078,895)	(28,016,679)	$(28,016,679)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(9,034,598)	$(9,034,598)	(31,278,064)	$(31,278,064)
Annual Shareholder Report
13

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2020 and 2019, was as follows:
	2020	2019
Tax-exempt income	$106,468	$456,080
Ordinary income[1]	$1,999	$—
Long-term capital gains	$14,689	$—

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of October 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$820
Undistributed ordinary income[2]	$2,274
Undistributed long-term capital gains	$6,435

2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2020, the Adviser voluntarily waived $112,857 of its fee and voluntarily reimbursed $173,423 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Shareholder Report
14

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash Series Shares	$90,023	$(56,510)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2020, FSC retained $19,518 of fees paid by the Fund.
Other Service Fees
For the year ended October 31, 2020, FSSC received $100 and reimbursed $1,263 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Wealth Shares, Service Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.36%, 0.61% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $40,780,000 and $49,235,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Annual Shareholder Report
15

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2020, 43.8% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 12.0% of total investments.
7. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2020, there were no outstanding loans. During the year ended October 31, 2020, the program was not utilized.
8. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
9. SUBSEQUENT EVENT
On August 14, 2020, the Trustees of the Trust approved a Plan of Liquidation for the Fund pursuant to which the Fund will be liquidated on or about the close of business on February 19, 2021.
Annual Shareholder Report
16

10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2020, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
For the year ended October 31, 2020, the amount of long-term capital gains designated by the Fund was $14,689.
Annual Shareholder Report
17

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES MONEY MARKET OBLIGATIONs TRUST AND SHAREHOLDERS OF FEDERATED HERMES MASSACHUSETTS MUNICIPAL CASH TRUST:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Massachusetts Municipal Cash Trust (formerly, Federated Massachusetts Municipal Cash Trust) (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (formerly, Money Market Obligations Trust) (the “Trust”)), including the portfolio of investments, as of October 31, 2020, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Money Market Obligations Trust) at October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report
18

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2020
Annual Shareholder Report
19

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 to October 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
20

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2020	Ending Account Value 10/31/2020	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,000.20	$[2]1.06
Service Shares	$1,000	$1,000.00	$[3]1.11
Cash Series Shares	$1,000	$1,000.00	$[4]1.11
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,024.08	$[2]1.07
Service Shares	$1,000	$1,024.03	$[3]1.12
Cash Series Shares	$1,000	$1,024.03	$[4]1.12

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.21%
Service Shares	0.22%
Cash Series Shares	0.22%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s current Fee Limit of
0.36% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period)
would be $1.81 and $1.83, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.61% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by 184/
366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-
year period) would be $3.07 and $3.10, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash Series Shares current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by 184/
366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-
year period) would be $5.13 and $5.19, respectively.

Annual Shareholder Report
21

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report
22

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Chairman and CEO, The Collins Group, Inc.
(a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, and Chairman of the Compensation Committee, KLX Energy
Services Holdings, Inc. (oilfield services); former Director of
KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report
23

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor of Law, Duquesne University School of
Law; formerly, Dean of the Duquesne University School of Law and
Professor of Law and Interim Dean of the Duquesne University School
of Law; formerly, Associate General Secretary and Director, Office of
Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and
Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign
for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of
Western and Central Pennsylvania; Director, Ireland Institute of
Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director,
Pennsylvania Bar Institute; Director, St. Vincent College; and Director
and Chair, North Catholic High School, Inc.

Annual Shareholder Report
24

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries. Ms. Reilly also previously served as Chair of the Risk Management Committee for Holy Ghost Preparatory School,
Philadelphia and Secretary and Chair of the Governance Committee,
Oakland Catholic High School Board of Trustees, Pittsburgh.

Annual Shareholder Report
25

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CNX Resources
Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and
Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee, and Chair of the Board of
Directors or Trustees, of the Federated Hermes Fund Family; President
and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products,
Inc. (distributor of portable construction heaters); President, Portable
Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report
26

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report
27

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: 1990
Principal Occupations: Mary Jo Ochson has been the Fund’s Portfolio
Manager since 1990. Ms. Ochson was named Chief Investment Officer of Federated’s tax-exempt fixed-income products in 2004 and Chief
Investment Officer of Federated’s Tax-Free Money Markets in 2010.
She joined Federated in 1982 and has been a Senior Portfolio
Manager and a Senior Vice President of the Fund’s Adviser since 1996.
Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

Annual Shareholder Report
28

Evaluation and Approval of Advisory Contract–May 2020
Federated Massachusetts Municipal Cash Trust (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES MASSACHUSETTS MUNICIPAL CASH TRUST)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
Annual Shareholder Report
29

throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
Annual Shareholder Report
30

compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report
31

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
Annual Shareholder Report
32

evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the May Meetings that, for the year ended December 31, 2019, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Annual Shareholder Report
33

For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in
Annual Shareholder Report
34

order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder
Annual Shareholder Report
35

services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and
Annual Shareholder Report
36

with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Annual Shareholder Report
37

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
38

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Massachusetts Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919387
CUSIP 60934N518
CUSIP 608919882
29519 (12/20)
© 2020 Federated Hermes, Inc.

Annual Shareholder Report
October 31, 2020

Share Class | Ticker	Wealth | NISXX	Service | FNTXX	Cash II | NYCXX
Cash Series | FNCXX

Federated Hermes New York Municipal Cash Trust
(formerly, Federated New York Municipal Cash Trust)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes New York Municipal Cash Trust
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from November 1, 2019 through October 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	79.1%
Municipal Notes	20.7%
Commercial Paper	0.7%
Other Assets and Liabilities—Net[2]	(0.5)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At October 31, 2020, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	71.4%
8-30 Days	2.6%
31-90 Days	9.8%
91-180 Days	3.3%
181 Days or more	13.4%
Other Assets and Liabilities—Net[2]	(0.5)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2020
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 100.5%
		New York— 100.5%
$ 710,000		Albany, NY IDA (Albany Local Development Corp.), (Series 2002: Corning Preserve/Hudson Riverfront) Weekly VRDNs, (KeyBank, N.A. LOC), 0.260%, 11/5/2020	$710,000
4,000,000		Albany, NY IDA (Renaissance Corporation of Albany), (Series 2004) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.180%, 11/5/2020	4,000,000
2,734,237		Arlington, NY CSD BANs, 1.000%, 11/5/2021	2,747,826
5,109,500		Batavia Town, NY BANs, 1.500%, 3/11/2021	5,116,690
10,000,000		Battery Park, NY City Authority, RBC Muni Products (Series 2019-E-137) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.150%, 11/5/2020	10,000,000
3,000,000		Delaware Academy at Delhi, NY CSD BANs, 2.000%, 7/29/2021	3,029,537
1,545,000		East Aurora Village, NY BANs, 1.000%, 6/17/2021	1,545,988
1,563,806		East Meadow, NY Union Free School District, (Series D) BANs, 1.500%, 6/18/2021	1,568,172
4,075,000		East Rochester, NY Union Free School District BANs, 2.000%, 6/25/2021	4,101,084
1,525,000		Elba, NY BANs, 1.250%, 3/17/2021	1,526,402
3,785,000		Erie County, NY IDA (Our Lady of Victory Renaissance Corporation), (Series 2007A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 0.150%, 11/5/2020	3,785,000
5,000,000		Granville, NY CSD, (Series A) BANs, 1.250%, 6/18/2021	5,013,991
1,330,420		Guilderland, NY CSD BANs, 1.250%, 7/9/2021	1,335,395
2,500,000		Hoosick Falls, NY CSD BANs, 1.000%, 9/10/2021	2,512,370
6,750,000		Hudson Yards Infrastructure Corp. NY, Tender Option Bond Trust Certificates (Series 2020-XF2859) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.220%, 11/5/2020	6,750,000
5,030,000		Hudson Yards Infrastructure Corp. NY, Tender Option Bond Trust Receipts (Series 2019-ZM0737) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 11/5/2020	5,030,000
5,831,500		Kingston, NY BANs, 1.250%, 3/19/2021	5,843,538
5,000,000		Lewiston-Porter, NY CSD BANs, 1.250%, 6/16/2021	5,018,522
1,872,086		Lloyd, NY BANs, 1.500%, 2/12/2021	1,873,644
6,200,000		Lyndonville, NY CSD BANs, 1.250%, 6/10/2021	6,222,360
6,000,000		Mechanicville, NY City School District BANs, 1.000%, 6/18/2021	6,003,584
18,445,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Clipper Tax-Exempt Certificates Trust (Series 2009-71) Weekly VRDNs, (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.220%, 11/5/2020	18,445,000
Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 5,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2018-XM0697) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.190%, 11/5/2020	$5,000,000
16,685,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2020-XF0917) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 11/5/2020	16,685,000
16,670,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2020-XM0826) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 11/5/2020	16,670,000
13,330,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2020-XM0835) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 11/5/2020	13,330,000
3,075,000		Monroe County, NY IDA (Continuing Developmental Services, Inc.), (Series 2007) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.280%, 11/5/2020	3,075,000
3,725,000		Nassau County, NY, RBC Muni Products (Series 2018 G-5) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.150%, 11/5/2020	3,725,000
8,960,000		Nassau County, NY, Tender Option Bond Trust Certificates (Series 2019-XF2815) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.180%, 11/5/2020	8,960,000
8,700,000		Nassau County, NY, Tender Option Bond Trust Certificates (Series 2019-XF2816) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.240%, 11/5/2020	8,700,000
1,045,000		New York City Capital Resource Corp. (Cobble Hill Health Center, Inc.), Loan Enhanced Assistance Program (Series 2008B-1) Weekly VRDNs, (Bank of America N.A. LOC), 0.140%, 11/5/2020	1,045,000
685,000		New York City Capital Resource Corp. (Cobble Hill Health Center, Inc.), Loan Enhanced Assistance Program (Series 2008B-3) Weekly VRDNs, (Bank of America N.A. LOC), 0.160%, 11/5/2020	685,000
250,000		New York City Housing Development Corp. (West 26th Street Development), (Series 2012A) Weekly VRDNs, (FHLMC LOC), 0.110%, 11/5/2020	250,000
1,400,000		New York City Housing Development Corp., Sustainable Neighborhood Bonds (2017 Series C-4) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 0.130%, 11/5/2020	1,400,000
3,000,000		New York City Housing Development Corp., Tender Option Bond Trust Certificates (Series 2019-ZF2786) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.150%, 11/5/2020	3,000,000
4,000,000		New York City Housing Development Corp., Tender Option Bond Trust Certificates (Series 2019-ZF2787) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.150%, 11/5/2020	4,000,000
Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 1,745,000		New York City Trust For Cultural Resources (New York Botanical Garden), (Series 2009A) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.130%, 11/5/2020	$1,745,000
5,550,000		New York City, NY Health and Hospitals Corp., Health System Bonds (Series 2008C) Weekly VRDNs, (TD Bank, N.A. LOC), 0.110%, 11/4/2020	5,550,000
2,000,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2000 Series C) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 0.140%, 11/4/2020	2,000,000
990,000		New York City, NY Municipal Water Finance Authority, (Series 2010CC) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.110%, 11/5/2020	990,000
3,850,000		New York City, NY Municipal Water Finance Authority, (Series A-1) Daily VRDNs, (Mizuho Bank Ltd. LOC), 0.110%, 11/2/2020	3,850,000
2,100,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-2) Daily VRDNs, (Landesbank Hessen- Thuringen LIQ), 0.120%, 11/2/2020	2,100,000
3,465,000		New York City, NY Municipal Water Finance Authority, Tender Option Bond Trust Receipts (Series 2020-XM0874) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.160%, 11/5/2020	3,465,000
2,250,000		New York City, NY Transitional Finance Authority, Fiscal 2018 (Subseries C-6) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 0.140%, 11/5/2020	2,250,000
15,000,000		New York City, NY Transitional Finance Authority, Stage Trust 3a-7 (Series 2020-002) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.270%, 11/5/2020	15,000,000
3,940,000		New York City, NY Transitional Finance Authority, Tender Option Bond Trust Receipts (Series 2020-XF0963) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.160%, 11/5/2020	3,940,000
1,175,000		New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 0.140%, 11/5/2020	1,175,000
400,000		New York City, NY, (Subseries A-7) Daily VRDNs, (Bank of the West, San Francisco, CA LOC), 0.140%, 11/2/2020	400,000
10,620,000		New York City, NY, Stage Trust 3a-7 (Series 2020-003) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.520%, 11/5/2020	10,620,000
10,880,000		New York State Dormitory Authority (Blythedale Children’s Hospital), (Series 2009) Weekly VRDNs, (TD Bank, N.A. LOC), 0.140%, 11/5/2020	10,880,000
3,750,000		New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), Tender Option Bond Trust Receipts (Series 2020-XF0951) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.160%, 11/5/2020	3,750,000
10,000,000		New York State Dormitory Authority (St. John’s University), Clipper Tax- Exempt Certificates Trust (2009-45) TOBs, (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.290%, Optional Tender 12/10/2020	10,000,000
5,600,000		New York State Dormitory Authority State Personal Income Tax Revenue, Tender Option Bond Trust Receipts (Series 2018-XG0218) Weekly VRDNs, (Bank of America N.A. LIQ), 0.150%, 11/5/2020	5,600,000
Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 750,000		New York State Energy Research & Development Authority (Consolidated Edison Co.), (Series 2005A-1) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 0.110%, 11/4/2020	$750,000
2,590,000		New York State Energy Research & Development Authority (Consolidated Edison Co.), (Series 2005A-3) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 0.130%, 11/4/2020	2,590,000
5,500,000		New York State HFA (100 Maiden Lane), (2004 Series A) Weekly VRDNs, (FNMA LOC), 0.120%, 11/4/2020	5,500,000
9,900,000		New York State HFA (160 Madison Ave, LLC), (Series 2014A) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 0.120%, 11/2/2020	9,900,000
9,665,000		New York State HFA (160 Madison Avenue), (2013 Series A) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 0.120%, 11/2/2020	9,665,000
800,000		New York State HFA (29 Flatbush Associates, LLC), (Series 2010A: 29 Flatbush Avenue) Weekly VRDNs, (Landesbank Hessen- Thuringen LOC), 0.130%, 11/4/2020	800,000
1,800,000		New York State HFA (29 Flatbush Associates, LLC), (Series A) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 0.130%, 11/4/2020	1,800,000
1,350,000		New York State HFA (326 Riverdale Owners LLC), (Series 2008A: 330 Riverdale Avenue Apartments) Weekly VRDNs, (Bank of America N.A. LOC), 0.130%, 11/4/2020	1,350,000
5,985,000		New York State HFA (600 West 42nd Street), (2009 Series A) Weekly VRDNs, (FNMA LOC), 0.120%, 11/4/2020	5,985,000
7,320,000		New York State HFA (8 East 102nd Street Housing), (Series 2010A) Weekly VRDNs, (TD Bank, N.A. LOC), 0.110%, 11/4/2020	7,320,000
6,990,000		New York State HFA, (2010 Series A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.180%, 11/4/2020	6,990,000
1,175,000		New York State HFA, Service Contract Revenue Refunding Bonds (Series 2003L) Weekly VRDNs, (Bank of America N.A. LOC), 0.110%, 11/4/2020	1,175,000
585,000		New York State HFA, Service Contract Revenue Refunding Bonds (Series 2003M-1) Weekly VRDNs, (Bank of America N.A. LOC), 0.110%, 11/4/2020	585,000
2,950,000		New York State HFA, Tender Option Bond Trust Certificates (Series 2019-ZF2800) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.160%, 11/5/2020	2,950,000
3,100,000		New York State Power Authority, (Series 2), CP, (JPMorgan Chase Bank, N.A. LIQ)/(State Street Bank and Trust Co. LIQ)/(TD Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LIQ), 0.280%, Mandatory Tender 12/2/2020	3,100,000
2,250,000		New York State Power Authority, Tender Option Bond Trust Receipts (Series 2020-XF0945) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.160%, 11/5/2020	2,250,000
2,250,000		New York State Power Authority, Tender Option Bond Trust Receipts (Series 2020-XF0946) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.160%, 11/5/2020	2,250,000
3,000,000		New York State Power Authority, Tender Option Bond Trust Receipts (Series 2020-XF0947) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.160%, 11/5/2020	3,000,000
Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 5,500,000		New York State Power Authority, Tender Option Bond Trust Receipts (Series 2020-XF0956) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.150%, 11/5/2020	$5,500,000
5,000,000		New York State Power Authority, Tender Option Bond Trust Receipts (Series 2020-ZF0949) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.160%, 11/5/2020	5,000,000
5,500,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), Clipper Tax-Exempt Certificates Trust (Series 2009-35) Weekly VRDNs, (State Street Bank and Trust Co. LIQ)/ (State Street Bank and Trust Co. LOC), 0.150%, 11/5/2020	5,500,000
7,500,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), Tender Option Bond Trust Receipts (Series 2018-XM0636) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.160%, 11/5/2020	7,500,000
14,500,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.170%, 11/5/2020	14,500,000
10,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 5) Weekly VRDPs, (TD Bank, N.A. LIQ), 0.180%, 11/5/2020	10,000,000
4,640,000		Onondaga County, NY IDA (Syracuse Research Corp.), (Series 2007) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.180%, 11/5/2020	4,640,000
7,720,000		Ontario County, NY Industrial Development Agency (Friends of the Finger Lakes Performing Arts Center, Inc.), (Series 2005A) Monthly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.520%, 11/2/2020	7,720,000
1,500,000		Orange County, NY IDA (Tuxedo Park School), (Series 2002) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.180%, 11/5/2020	1,500,000
2,000,000		Philipstown, NY BANs, 1.500%, 1/22/2021	2,001,105
1,100,000		Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-ZM0099) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.200%, 11/5/2020	1,100,000
1,535,000		Rensselaer County, NY IDA (WMHT Educational Telecommunications), Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.180%, 11/5/2020	1,535,000
1,772,764		Rhinebeck, NY BANs, 1.500%, 1/29/2021	1,773,910
8,000,000		Salina, NY BANs, 1.250%, 6/11/2021	8,031,433
4,000,000		Schoharie County, NY BANs, 1.500%, 6/18/2021	4,023,691
2,484,400		Sidney, NY CSD BANs, 1.250%, 8/6/2021	2,496,624
610,000		Suffolk County, NY IDA (Guide Dog Foundation Inc.) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.160%, 11/5/2020	610,000
2,500,000		Sweet Home, NY CSD BANs, 1.250%, 7/8/2021	2,510,671
3,633,370		Tarrytown, NY, (Series A) BANs, 1.500%, 11/19/2020	3,634,428
4,470,000		Utica, NY Industrial Development Agency Civic Facility (Munson-Williams- Proctor Arts Institute), (Series 2006) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.200%, 11/5/2020	4,470,000
Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 1,972,500		Watertown, NY (City of) BANs, 1.750%, 5/19/2021	$1,977,909
		TOTAL INVESTMENT IN SECURITIES—100.5% (AT AMORTIZED COST)[2]	436,003,874
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[3]	(2,111,846)
		TOTAL NET ASSETS—100%	$433,892,028
At October 31, 2020, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
7

In valuing the Fund’s assets as of October 31, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
CSD	—Central School District
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.013	0.011	0.006	0.002
Net realized gain (loss)	0.000[1]	0.000[1]	—	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.013	0.011	0.006	0.002
Less Distributions:
Distributions from net investment income	(0.006)	(0.013)	(0.011)	(0.006)	(0.002)
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.006)	(0.013)	(0.011)	(0.006)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.58%	1.33%	1.08%	0.56%	0.16%
Ratios to Average Net Assets:
Net expenses[3]	0.32%	0.32%	0.32%	0.32%	0.22%[4]
Net investment income	0.64%	1.31%	1.10%	0.58%	0.10%
Expense waiver/reimbursement[5]	0.19%	0.17%	0.25%	0.34%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$179,225	$326,684	$211,511	$111,061	$70,496

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.22% after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.011	0.009	0.003	0.001
Net realized gain (loss)	0.000[1]	0.000[1]	—	0.000[1]	—
Total From Investment Operations	0.004	0.011	0.009	0.003	0.001
Less Distributions:
Distributions from net investment income	(0.004)	(0.011)	(0.009)	(0.003)	(0.001)
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	—	(0.000)[1]
Total Distributions	(0.004)	(0.011)	(0.009)	(0.003)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.43%	1.11%	0.86%	0.34%	0.06%
Ratios to Average Net Assets:
Net expenses[3]	0.46%	0.54%	0.54%	0.54%	0.30%[4]
Net investment income	0.42%	1.09%	0.82%	0.35%	0.02%
Expense waiver/reimbursement[5]	0.55%	0.45%	0.55%	0.62%	0.79%
Supplemental Data:
Net assets, end of period (000 omitted)	$221,000	$219,665	$28,662	$64,510	$35,692

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.30% after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.009	0.006	0.001	0.000[1]
Net realized gain (loss)	0.000[1]	0.000[1]	—	0.000[1]	—
Total From Investment Operations	0.003	0.009	0.006	0.001	0.000[1]
Less Distributions:
Distributions from net investment income	(0.003)	(0.009)	(0.006)	(0.001)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	—	(0.000)[1]
Total Distributions	(0.003)	(0.009)	(0.006)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.32%	0.87%	0.63%	0.13%	0.02%
Ratios to Average Net Assets:
Net expenses[3]	0.61%	0.77%	0.77%	0.76%	0.29%[4]
Net investment income	0.37%	0.87%	0.62%	0.13%	0.01%
Expense waiver/reimbursement[5]	0.40%	0.22%	0.32%	0.41%	0.81%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,515	$9,952	$9,535	$10,982	$8,457

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.29% after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.006	0.004	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	—	0.000[1]	—
Total From Investment Operations	0.002	0.006	0.004	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.002)	(0.006)	(0.004)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	—	(0.000)[1]
Total Distributions	(0.002)	(0.006)	(0.004)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.21%	0.62%	0.38%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses[3]	0.71%	1.02%	1.02%	0.86%	0.36%[4]
Net investment income	0.21%	0.63%	0.33%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.65%	0.32%	0.42%	0.65%	1.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$26,151	$25,450	$35,414	$141,388	$172,288

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.36% after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Assets and LiabilitiesOctober 31, 2020

Assets:
Investment in securities, at amortized cost and fair value	$436,003,874
Cash	147,929
Income receivable	605,576
Receivable for shares sold	13,708
Total Assets	436,771,087
Liabilities:
Payable for investments purchased	2,747,826
Payable for shares redeemed	14,787
Income distribution payable	187
Payable for investment adviser fee (Note 5)	12,335
Payable for administrative fee (Note 5)	1,847
Accrued expenses (Note 5)	102,077
Total Liabilities	2,879,059
Net assets for 433,879,119 shares outstanding	$433,892,028
Net Assets Consist of:
Paid-in capital	$433,879,119
Total distributable earnings (loss)	12,909
Total Net Assets	$433,892,028
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$179,225,159 ÷ 179,219,827 outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$221,000,016 ÷ 220,993,440 outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$7,515,483 ÷ 7,515,260 outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$26,151,370 ÷ 26,150,592 outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of OperationsYear Ended October 31, 2020

Investment Income:
Interest	$4,980,222
Dividends	8,548
TOTAL INCOME	4,988,770
Expenses:
Investment adviser fee (Note 5)	1,616,475
Administrative fee (Note 5)	422,248
Custodian fees	19,899
Transfer agent fees	335,537
Directors’/Trustees’ fees (Note 5)	3,142
Auditing fees	22,100
Legal fees	11,919
Portfolio accounting fees	156,130
Distribution services fee (Note 5)	765,638
Other service fees (Notes 2 and 5)	672,975
Share registration costs	116,664
Printing and postage	23,042
Miscellaneous (Note 5)	9,170
TOTAL EXPENSES	4,174,939
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(1,019,172)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(968,567)
TOTAL WAIVERS AND REIMBURSEMENT	(1,987,739)
Net expenses	2,187,200
Net investment income	2,801,570
Net realized gain on investments	11
Change in net assets resulting from operations	$2,801,581
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Changes in Net Assets

Year Ended October 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,801,570	$5,990,875
Net realized gain (loss)	11	40,695
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,801,581	6,031,570
Distributions to Shareholders:
Wealth Shares	(1,748,534)	(3,653,828)
Service Shares	(989,900)	(2,023,356)
Cash II Shares	(39,609)	(91,932)
Cash Series Shares	(56,641)	(219,584)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,834,684)	(5,988,700)
Share Transactions:
Proceeds from sale of shares	728,478,378	998,159,264
Net asset value of shares issued to shareholders in payment of distributions declared	2,631,762	5,636,656
Cost of shares redeemed	(878,935,813)	(707,209,918)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(147,825,673)	296,586,002
Change in net assets	(147,858,776)	296,628,872
Net Assets:
Beginning of period	581,750,804	285,121,932
End of period	$433,892,028	$581,750,804
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Notes to Financial Statements
October 31, 2020
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes New York Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Prior to June 29, 2020, the name of the Trust and Fund was Money Market Obligations Trust and Federated New York Municipal Cash Trust, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Annual Shareholder Report
16

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $1,987,739 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$580,436	$(125,976)	$(188,323)
Cash II Shares	26,550	(206)	(11,249)
Cash Series Shares	65,989	(656)	(35,463)
TOTAL	$672,975	$(126,838)	$(235,035)
Annual Shareholder Report
17

For the year ended October 31, 2020, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report
18

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2020		Year Ended 10/31/2019
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	312,197,082	$312,197,082	506,187,750	$506,187,750
Shares issued to shareholders in payment of distributions declared	1,568,473	1,568,473	3,407,502	3,407,502
Shares redeemed	(461,203,973)	(461,203,973)	(394,445,382)	(394,445,382)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(147,438,418)	$(147,438,418)	115,149,870	$115,149,870
	Year Ended 10/31/2020		Year Ended 10/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	337,808,998	$337,808,998	443,173,878	$443,173,878
Shares issued to shareholders in payment of distributions declared	968,768	968,768	1,922,304	1,922,304
Shares redeemed	(337,431,788)	(337,431,788)	(254,110,633)	(254,110,633)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,345,978	$1,345,978	190,985,549	$190,985,549
	Year Ended 10/31/2020		Year Ended 10/31/2019
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	12,357,244	$12,357,244	12,141,971	$12,141,971
Shares issued to shareholders in payment of distributions declared	39,403	39,403	90,573	90,573
Shares redeemed	(14,832,345)	(14,832,345)	(11,816,363)	(11,816,363)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(2,435,698)	$(2,435,698)	416,181	$416,181
	Year Ended 10/31/2020		Year Ended 10/31/2019
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	66,115,054	$66,115,054	36,655,665	$36,655,665
Shares issued to shareholders in payment of distributions declared	55,118	55,118	216,277	216,277
Shares redeemed	(65,467,707)	(65,467,707)	(46,837,540)	(46,837,540)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	702,465	$702,465	(9,965,598)	$(9,965,598)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(147,825,673)	$(147,825,673)	296,586,002	$296,586,002
Annual Shareholder Report
19

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2020 and 2019, was as follows:
	2020	2019
Tax-exempt income	$2,793,986	$5,988,700
Ordinary income[1]	$40,698	$—

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of October 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income[2]	$12,901
Undistributed ordinary income	$8

2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2020, the Adviser voluntarily waived $1,019,172 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2020, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Shareholder Report
20

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the year ended October 31, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$580,713	$(510,601)
Cash II Shares	26,550	(10,793)
Cash Series Shares	158,375	(85,300)
TOTAL	$765,638	$(606,694)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2020, FSC retained $88,004 of fees paid by the Fund.
Other Service Fees
For the year ended October 31, 2020, FSSC received $880 and reimbursed $126,838 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.32%, 0.54%, 0.77% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2021; or (b) the date of the Fund’s
Annual Shareholder Report
21

next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $327,390,000 and $355,385,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2020, 54.1% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 11.2% of total investments.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2020, there were no outstanding loans. During the year ended October 31, 2020, the program was not utilized.
8. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the
Annual Shareholder Report
22

coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2020, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report
23

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED HERMES NEW YORK MUNICIPAL CASH TRUST:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes New York Municipal Cash Trust (formerly, Federated New York Municipal Cash Trust ) (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (formerly, Money Market Obligations Trust) (the “Trust”)), including the portfolio of investments, as of October 31, 2020, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Money Market Obligations Trust) at October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report
24

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2020
Annual Shareholder Report
25

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 to October 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
26

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2020	Ending Account Value 10/31/2020	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,000.40	$1.56
Service Shares	$1,000	$1,000.10	$[2]2.11
Cash II Shares	$1,000	$1,000.00	$[3]2.36
Cash Series Shares	$1,000	$1,000.00	$[4]1.71
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,023.58	$1.58
Service Shares	$1,000	$1,023.03	$[2]2.14
Cash II Shares	$1,000	$1,022.77	$[3]2.39
Cash Series Shares	$1,000	$1,023.43	$[4]1.73

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.31%
Service Shares	0.42%
Cash II Shares	0.47%
Cash Series Shares	0.34%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.54% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by 184/
366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-
year period) would be $2.71 and $2.75, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash II Shares current Fee Limit of 0.77% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by 184/
366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-
year period) would be $3.87 and $3.91, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash Series Shares current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by 184/
366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-
year period) would be $5.13 and $5.18, respectively.

Annual Shareholder Report
27

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report
28

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Chairman and CEO, The Collins Group, Inc.
(a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, and Chairman of the Compensation Committee, KLX Energy
Services Holdings, Inc. (oilfield services); former Director of
KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report
29

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor of Law, Duquesne University School of
Law; formerly, Dean of the Duquesne University School of Law and
Professor of Law and Interim Dean of the Duquesne University School
of Law; formerly, Associate General Secretary and Director, Office of
Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and
Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign
for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of
Western and Central Pennsylvania; Director, Ireland Institute of
Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director,
Pennsylvania Bar Institute; Director, St. Vincent College; and Director
and Chair, North Catholic High School, Inc.

Annual Shareholder Report
30

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries. Ms. Reilly also previously served as Chair of the Risk Management Committee for Holy Ghost Preparatory School,
Philadelphia and Secretary and Chair of the Governance Committee,
Oakland Catholic High School Board of Trustees, Pittsburgh.

Annual Shareholder Report
31

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CNX Resources
Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and
Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee, and Chair of the Board of
Directors or Trustees, of the Federated Hermes Fund Family; President
and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products,
Inc. (distributor of portable construction heaters); President, Portable
Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report
32

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report
33

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Mary Jo Ochson was named Chief Investment
Officer of Federated Hermes’ tax-exempt, fixed-income products in
2004 and Chief Investment Officer of Federated Hermes’ Tax-Free
Money Markets in 2010. She joined Federated Hermes in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of
the Fund’s Adviser since 1996. Ms. Ochson has received the Chartered
Financial Analyst designation and holds an M.B.A. in Finance from the
University of Pittsburgh.

Annual Shareholder Report
34

Evaluation and Approval of Advisory Contract–May 2020
Federated New York Municipal Cash Trust (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES NEW YORK MUNICIPAL CASH TRUST)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
Annual Shareholder Report
35

throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
Annual Shareholder Report
36

compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report
37

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
Annual Shareholder Report
38

evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Annual Shareholder Report
39

For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in
Annual Shareholder Report
40

order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder
Annual Shareholder Report
41

services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and
Annual Shareholder Report
42

with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Annual Shareholder Report
43

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
44

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes New York Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919858
CUSIP 60934N294
CUSIP 60934N310
CUSIP 608919866
29521 (12/20)
© 2020 Federated Hermes, Inc.

Annual Shareholder Report
October 31, 2020

Share Class | Ticker	Wealth | NISXX

Federated Hermes New York Municipal Cash Trust
(formerly, Federated New York Municipal Cash Trust)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes New York Municipal Cash Trust
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from November 1, 2019 through October 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	79.1%
Municipal Notes	20.7%
Commercial Paper	0.7%
Other Assets and Liabilities—Net[2]	(0.5)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At October 31, 2020, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	71.4%
8-30 Days	2.6%
31-90 Days	9.8%
91-180 Days	3.3%
181 Days or more	13.4%
Other Assets and Liabilities—Net[2]	(0.5)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2020
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 100.5%
		New York— 100.5%
$ 710,000		Albany, NY IDA (Albany Local Development Corp.), (Series 2002: Corning Preserve/Hudson Riverfront) Weekly VRDNs, (KeyBank, N.A. LOC), 0.260%, 11/5/2020	$710,000
4,000,000		Albany, NY IDA (Renaissance Corporation of Albany), (Series 2004) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.180%, 11/5/2020	4,000,000
2,734,237		Arlington, NY CSD BANs, 1.000%, 11/5/2021	2,747,826
5,109,500		Batavia Town, NY BANs, 1.500%, 3/11/2021	5,116,690
10,000,000		Battery Park, NY City Authority, RBC Muni Products (Series 2019-E-137) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.150%, 11/5/2020	10,000,000
3,000,000		Delaware Academy at Delhi, NY CSD BANs, 2.000%, 7/29/2021	3,029,537
1,545,000		East Aurora Village, NY BANs, 1.000%, 6/17/2021	1,545,988
1,563,806		East Meadow, NY Union Free School District, (Series D) BANs, 1.500%, 6/18/2021	1,568,172
4,075,000		East Rochester, NY Union Free School District BANs, 2.000%, 6/25/2021	4,101,084
1,525,000		Elba, NY BANs, 1.250%, 3/17/2021	1,526,402
3,785,000		Erie County, NY IDA (Our Lady of Victory Renaissance Corporation), (Series 2007A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 0.150%, 11/5/2020	3,785,000
5,000,000		Granville, NY CSD, (Series A) BANs, 1.250%, 6/18/2021	5,013,991
1,330,420		Guilderland, NY CSD BANs, 1.250%, 7/9/2021	1,335,395
2,500,000		Hoosick Falls, NY CSD BANs, 1.000%, 9/10/2021	2,512,370
6,750,000		Hudson Yards Infrastructure Corp. NY, Tender Option Bond Trust Certificates (Series 2020-XF2859) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.220%, 11/5/2020	6,750,000
5,030,000		Hudson Yards Infrastructure Corp. NY, Tender Option Bond Trust Receipts (Series 2019-ZM0737) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 11/5/2020	5,030,000
5,831,500		Kingston, NY BANs, 1.250%, 3/19/2021	5,843,538
5,000,000		Lewiston-Porter, NY CSD BANs, 1.250%, 6/16/2021	5,018,522
1,872,086		Lloyd, NY BANs, 1.500%, 2/12/2021	1,873,644
6,200,000		Lyndonville, NY CSD BANs, 1.250%, 6/10/2021	6,222,360
6,000,000		Mechanicville, NY City School District BANs, 1.000%, 6/18/2021	6,003,584
18,445,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Clipper Tax-Exempt Certificates Trust (Series 2009-71) Weekly VRDNs, (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.220%, 11/5/2020	18,445,000
Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 5,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2018-XM0697) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.190%, 11/5/2020	$5,000,000
16,685,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2020-XF0917) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 11/5/2020	16,685,000
16,670,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2020-XM0826) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 11/5/2020	16,670,000
13,330,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2020-XM0835) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 11/5/2020	13,330,000
3,075,000		Monroe County, NY IDA (Continuing Developmental Services, Inc.), (Series 2007) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.280%, 11/5/2020	3,075,000
3,725,000		Nassau County, NY, RBC Muni Products (Series 2018 G-5) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.150%, 11/5/2020	3,725,000
8,960,000		Nassau County, NY, Tender Option Bond Trust Certificates (Series 2019-XF2815) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.180%, 11/5/2020	8,960,000
8,700,000		Nassau County, NY, Tender Option Bond Trust Certificates (Series 2019-XF2816) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.240%, 11/5/2020	8,700,000
1,045,000		New York City Capital Resource Corp. (Cobble Hill Health Center, Inc.), Loan Enhanced Assistance Program (Series 2008B-1) Weekly VRDNs, (Bank of America N.A. LOC), 0.140%, 11/5/2020	1,045,000
685,000		New York City Capital Resource Corp. (Cobble Hill Health Center, Inc.), Loan Enhanced Assistance Program (Series 2008B-3) Weekly VRDNs, (Bank of America N.A. LOC), 0.160%, 11/5/2020	685,000
250,000		New York City Housing Development Corp. (West 26th Street Development), (Series 2012A) Weekly VRDNs, (FHLMC LOC), 0.110%, 11/5/2020	250,000
1,400,000		New York City Housing Development Corp., Sustainable Neighborhood Bonds (2017 Series C-4) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 0.130%, 11/5/2020	1,400,000
3,000,000		New York City Housing Development Corp., Tender Option Bond Trust Certificates (Series 2019-ZF2786) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.150%, 11/5/2020	3,000,000
4,000,000		New York City Housing Development Corp., Tender Option Bond Trust Certificates (Series 2019-ZF2787) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.150%, 11/5/2020	4,000,000
Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 1,745,000		New York City Trust For Cultural Resources (New York Botanical Garden), (Series 2009A) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.130%, 11/5/2020	$1,745,000
5,550,000		New York City, NY Health and Hospitals Corp., Health System Bonds (Series 2008C) Weekly VRDNs, (TD Bank, N.A. LOC), 0.110%, 11/4/2020	5,550,000
2,000,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2000 Series C) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 0.140%, 11/4/2020	2,000,000
990,000		New York City, NY Municipal Water Finance Authority, (Series 2010CC) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.110%, 11/5/2020	990,000
3,850,000		New York City, NY Municipal Water Finance Authority, (Series A-1) Daily VRDNs, (Mizuho Bank Ltd. LOC), 0.110%, 11/2/2020	3,850,000
2,100,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-2) Daily VRDNs, (Landesbank Hessen- Thuringen LIQ), 0.120%, 11/2/2020	2,100,000
3,465,000		New York City, NY Municipal Water Finance Authority, Tender Option Bond Trust Receipts (Series 2020-XM0874) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.160%, 11/5/2020	3,465,000
2,250,000		New York City, NY Transitional Finance Authority, Fiscal 2018 (Subseries C-6) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 0.140%, 11/5/2020	2,250,000
15,000,000		New York City, NY Transitional Finance Authority, Stage Trust 3a-7 (Series 2020-002) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.270%, 11/5/2020	15,000,000
3,940,000		New York City, NY Transitional Finance Authority, Tender Option Bond Trust Receipts (Series 2020-XF0963) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.160%, 11/5/2020	3,940,000
1,175,000		New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 0.140%, 11/5/2020	1,175,000
400,000		New York City, NY, (Subseries A-7) Daily VRDNs, (Bank of the West, San Francisco, CA LOC), 0.140%, 11/2/2020	400,000
10,620,000		New York City, NY, Stage Trust 3a-7 (Series 2020-003) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.520%, 11/5/2020	10,620,000
10,880,000		New York State Dormitory Authority (Blythedale Children’s Hospital), (Series 2009) Weekly VRDNs, (TD Bank, N.A. LOC), 0.140%, 11/5/2020	10,880,000
3,750,000		New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), Tender Option Bond Trust Receipts (Series 2020-XF0951) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.160%, 11/5/2020	3,750,000
10,000,000		New York State Dormitory Authority (St. John’s University), Clipper Tax- Exempt Certificates Trust (2009-45) TOBs, (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.290%, Optional Tender 12/10/2020	10,000,000
5,600,000		New York State Dormitory Authority State Personal Income Tax Revenue, Tender Option Bond Trust Receipts (Series 2018-XG0218) Weekly VRDNs, (Bank of America N.A. LIQ), 0.150%, 11/5/2020	5,600,000
Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 750,000		New York State Energy Research & Development Authority (Consolidated Edison Co.), (Series 2005A-1) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 0.110%, 11/4/2020	$750,000
2,590,000		New York State Energy Research & Development Authority (Consolidated Edison Co.), (Series 2005A-3) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 0.130%, 11/4/2020	2,590,000
5,500,000		New York State HFA (100 Maiden Lane), (2004 Series A) Weekly VRDNs, (FNMA LOC), 0.120%, 11/4/2020	5,500,000
9,900,000		New York State HFA (160 Madison Ave, LLC), (Series 2014A) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 0.120%, 11/2/2020	9,900,000
9,665,000		New York State HFA (160 Madison Avenue), (2013 Series A) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 0.120%, 11/2/2020	9,665,000
800,000		New York State HFA (29 Flatbush Associates, LLC), (Series 2010A: 29 Flatbush Avenue) Weekly VRDNs, (Landesbank Hessen- Thuringen LOC), 0.130%, 11/4/2020	800,000
1,800,000		New York State HFA (29 Flatbush Associates, LLC), (Series A) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 0.130%, 11/4/2020	1,800,000
1,350,000		New York State HFA (326 Riverdale Owners LLC), (Series 2008A: 330 Riverdale Avenue Apartments) Weekly VRDNs, (Bank of America N.A. LOC), 0.130%, 11/4/2020	1,350,000
5,985,000		New York State HFA (600 West 42nd Street), (2009 Series A) Weekly VRDNs, (FNMA LOC), 0.120%, 11/4/2020	5,985,000
7,320,000		New York State HFA (8 East 102nd Street Housing), (Series 2010A) Weekly VRDNs, (TD Bank, N.A. LOC), 0.110%, 11/4/2020	7,320,000
6,990,000		New York State HFA, (2010 Series A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.180%, 11/4/2020	6,990,000
1,175,000		New York State HFA, Service Contract Revenue Refunding Bonds (Series 2003L) Weekly VRDNs, (Bank of America N.A. LOC), 0.110%, 11/4/2020	1,175,000
585,000		New York State HFA, Service Contract Revenue Refunding Bonds (Series 2003M-1) Weekly VRDNs, (Bank of America N.A. LOC), 0.110%, 11/4/2020	585,000
2,950,000		New York State HFA, Tender Option Bond Trust Certificates (Series 2019-ZF2800) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.160%, 11/5/2020	2,950,000
3,100,000		New York State Power Authority, (Series 2), CP, (JPMorgan Chase Bank, N.A. LIQ)/(State Street Bank and Trust Co. LIQ)/(TD Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LIQ), 0.280%, Mandatory Tender 12/2/2020	3,100,000
2,250,000		New York State Power Authority, Tender Option Bond Trust Receipts (Series 2020-XF0945) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.160%, 11/5/2020	2,250,000
2,250,000		New York State Power Authority, Tender Option Bond Trust Receipts (Series 2020-XF0946) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.160%, 11/5/2020	2,250,000
3,000,000		New York State Power Authority, Tender Option Bond Trust Receipts (Series 2020-XF0947) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.160%, 11/5/2020	3,000,000
Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 5,500,000		New York State Power Authority, Tender Option Bond Trust Receipts (Series 2020-XF0956) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.150%, 11/5/2020	$5,500,000
5,000,000		New York State Power Authority, Tender Option Bond Trust Receipts (Series 2020-ZF0949) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.160%, 11/5/2020	5,000,000
5,500,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), Clipper Tax-Exempt Certificates Trust (Series 2009-35) Weekly VRDNs, (State Street Bank and Trust Co. LIQ)/ (State Street Bank and Trust Co. LOC), 0.150%, 11/5/2020	5,500,000
7,500,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), Tender Option Bond Trust Receipts (Series 2018-XM0636) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.160%, 11/5/2020	7,500,000
14,500,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.170%, 11/5/2020	14,500,000
10,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 5) Weekly VRDPs, (TD Bank, N.A. LIQ), 0.180%, 11/5/2020	10,000,000
4,640,000		Onondaga County, NY IDA (Syracuse Research Corp.), (Series 2007) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.180%, 11/5/2020	4,640,000
7,720,000		Ontario County, NY Industrial Development Agency (Friends of the Finger Lakes Performing Arts Center, Inc.), (Series 2005A) Monthly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.520%, 11/2/2020	7,720,000
1,500,000		Orange County, NY IDA (Tuxedo Park School), (Series 2002) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.180%, 11/5/2020	1,500,000
2,000,000		Philipstown, NY BANs, 1.500%, 1/22/2021	2,001,105
1,100,000		Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-ZM0099) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.200%, 11/5/2020	1,100,000
1,535,000		Rensselaer County, NY IDA (WMHT Educational Telecommunications), Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.180%, 11/5/2020	1,535,000
1,772,764		Rhinebeck, NY BANs, 1.500%, 1/29/2021	1,773,910
8,000,000		Salina, NY BANs, 1.250%, 6/11/2021	8,031,433
4,000,000		Schoharie County, NY BANs, 1.500%, 6/18/2021	4,023,691
2,484,400		Sidney, NY CSD BANs, 1.250%, 8/6/2021	2,496,624
610,000		Suffolk County, NY IDA (Guide Dog Foundation Inc.) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.160%, 11/5/2020	610,000
2,500,000		Sweet Home, NY CSD BANs, 1.250%, 7/8/2021	2,510,671
3,633,370		Tarrytown, NY, (Series A) BANs, 1.500%, 11/19/2020	3,634,428
4,470,000		Utica, NY Industrial Development Agency Civic Facility (Munson-Williams- Proctor Arts Institute), (Series 2006) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.200%, 11/5/2020	4,470,000
Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 1,972,500		Watertown, NY (City of) BANs, 1.750%, 5/19/2021	$1,977,909
		TOTAL INVESTMENT IN SECURITIES—100.5% (AT AMORTIZED COST)[2]	436,003,874
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[3]	(2,111,846)
		TOTAL NET ASSETS—100%	$433,892,028
At October 31, 2020, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
7

In valuing the Fund’s assets as of October 31, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
CSD	—Central School District
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.013	0.011	0.006	0.002
Net realized gain (loss)	0.000[1]	0.000[1]	—	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.013	0.011	0.006	0.002
Less Distributions:
Distributions from net investment income	(0.006)	(0.013)	(0.011)	(0.006)	(0.002)
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.006)	(0.013)	(0.011)	(0.006)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.58%	1.33%	1.08%	0.56%	0.16%
Ratios to Average Net Assets:
Net expenses[3]	0.32%	0.32%	0.32%	0.32%	0.22%[4]
Net investment income	0.64%	1.31%	1.10%	0.58%	0.10%
Expense waiver/reimbursement[5]	0.19%	0.17%	0.25%	0.34%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$179,225	$326,684	$211,511	$111,061	$70,496

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.22% after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Assets and LiabilitiesOctober 31, 2020

Assets:
Investment in securities, at amortized cost and fair value	$436,003,874
Cash	147,929
Income receivable	605,576
Receivable for shares sold	13,708
Total Assets	436,771,087
Liabilities:
Payable for investments purchased	2,747,826
Payable for shares redeemed	14,787
Income distribution payable	187
Payable for investment adviser fee (Note 5)	12,335
Payable for administrative fee (Note 5)	1,847
Accrued expenses (Note 5)	102,077
Total Liabilities	2,879,059
Net assets for 433,879,119 shares outstanding	$433,892,028
Net Assets Consist of:
Paid-in capital	$433,879,119
Total distributable earnings (loss)	12,909
Total Net Assets	$433,892,028
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$179,225,159 ÷ 179,219,827 outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$221,000,016 ÷ 220,993,440 outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$7,515,483 ÷ 7,515,260 outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$26,151,370 ÷ 26,150,592 outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of OperationsYear Ended October 31, 2020

Investment Income:
Interest	$4,980,222
Dividends	8,548
TOTAL INCOME	4,988,770
Expenses:
Investment adviser fee (Note 5)	1,616,475
Administrative fee (Note 5)	422,248
Custodian fees	19,899
Transfer agent fees	335,537
Directors’/Trustees’ fees (Note 5)	3,142
Auditing fees	22,100
Legal fees	11,919
Portfolio accounting fees	156,130
Distribution services fee (Note 5)	765,638
Other service fees (Notes 2 and 5)	672,975
Share registration costs	116,664
Printing and postage	23,042
Miscellaneous (Note 5)	9,170
TOTAL EXPENSES	4,174,939
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(1,019,172)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(968,567)
TOTAL WAIVERS AND REIMBURSEMENT	(1,987,739)
Net expenses	2,187,200
Net investment income	2,801,570
Net realized gain on investments	11
Change in net assets resulting from operations	$2,801,581
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Changes in Net Assets

Year Ended October 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,801,570	$5,990,875
Net realized gain (loss)	11	40,695
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,801,581	6,031,570
Distributions to Shareholders:
Wealth Shares	(1,748,534)	(3,653,828)
Service Shares	(989,900)	(2,023,356)
Cash II Shares	(39,609)	(91,932)
Cash Series Shares	(56,641)	(219,584)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,834,684)	(5,988,700)
Share Transactions:
Proceeds from sale of shares	728,478,378	998,159,264
Net asset value of shares issued to shareholders in payment of distributions declared	2,631,762	5,636,656
Cost of shares redeemed	(878,935,813)	(707,209,918)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(147,825,673)	296,586,002
Change in net assets	(147,858,776)	296,628,872
Net Assets:
Beginning of period	581,750,804	285,121,932
End of period	$433,892,028	$581,750,804
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Notes to Financial Statements
October 31, 2020
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes New York Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares. The financial highlights of the Service Shares, Cash II Shares and Cash Series Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Prior to June 29, 2020, the name of the Trust and Fund was Money Market Obligations Trust and Federated New York Municipal Cash Trust, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Annual Shareholder Report
13

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $1,987,739 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$580,436	$(125,976)	$(188,323)
Cash II Shares	26,550	(206)	(11,249)
Cash Series Shares	65,989	(656)	(35,463)
TOTAL	$672,975	$(126,838)	$(235,035)
Annual Shareholder Report
14

For the year ended October 31, 2020, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report
15

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2020		Year Ended 10/31/2019
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	312,197,082	$312,197,082	506,187,750	$506,187,750
Shares issued to shareholders in payment of distributions declared	1,568,473	1,568,473	3,407,502	3,407,502
Shares redeemed	(461,203,973)	(461,203,973)	(394,445,382)	(394,445,382)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(147,438,418)	$(147,438,418)	115,149,870	$115,149,870
	Year Ended 10/31/2020		Year Ended 10/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	337,808,998	$337,808,998	443,173,878	$443,173,878
Shares issued to shareholders in payment of distributions declared	968,768	968,768	1,922,304	1,922,304
Shares redeemed	(337,431,788)	(337,431,788)	(254,110,633)	(254,110,633)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,345,978	$1,345,978	190,985,549	$190,985,549
	Year Ended 10/31/2020		Year Ended 10/31/2019
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	12,357,244	$12,357,244	12,141,971	$12,141,971
Shares issued to shareholders in payment of distributions declared	39,403	39,403	90,573	90,573
Shares redeemed	(14,832,345)	(14,832,345)	(11,816,363)	(11,816,363)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(2,435,698)	$(2,435,698)	416,181	$416,181
	Year Ended 10/31/2020		Year Ended 10/31/2019
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	66,115,054	$66,115,054	36,655,665	$36,655,665
Shares issued to shareholders in payment of distributions declared	55,118	55,118	216,277	216,277
Shares redeemed	(65,467,707)	(65,467,707)	(46,837,540)	(46,837,540)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	702,465	$702,465	(9,965,598)	$(9,965,598)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(147,825,673)	$(147,825,673)	296,586,002	$296,586,002
Annual Shareholder Report
16

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2020 and 2019, was as follows:
	2020	2019
Tax-exempt income	$2,793,986	$5,988,700
Ordinary income[1]	$40,698	$—

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of October 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income[2]	$12,901
Undistributed ordinary income	$8

2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2020, the Adviser voluntarily waived $1,019,172 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2020, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Shareholder Report
17

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the year ended October 31, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$580,713	$(510,601)
Cash II Shares	26,550	(10,793)
Cash Series Shares	158,375	(85,300)
TOTAL	$765,638	$(606,694)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2020, FSC retained $88,004 of fees paid by the Fund.
Other Service Fees
For the year ended October 31, 2020, FSSC received $880 and reimbursed $126,838 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.32%, 0.54%, 0.77% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2021; or (b) the date of the Fund’s
Annual Shareholder Report
18

next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $327,390,000 and $355,385,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2020, 54.1% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 11.2% of total investments.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2020, there were no outstanding loans. During the year ended October 31, 2020, the program was not utilized.
8. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the
Annual Shareholder Report
19

coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2020, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report
20

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated hermes MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF Federated hermes NEW YORK MUNICIPAL CASH TRUST, WEALTH shares:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes New York Municipal Cash Trust (formerly, Federated New York Municipal Cash Trust) (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (formerly, Money Market Obligations Trust) (the “Trust”)), including the portfolio of investments, as of October 31, 2020, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights of the Wealth Shares for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Money Market Obligations Trust) at October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report
21

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated investment companies since 1979.

Boston, Massachusetts
December 23, 2020
Annual Shareholder Report
22

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 to October 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2020	Ending Account Value 10/31/2020	Expenses Paid During Period[1]
Actual	$1,000.00	$1,000.40	$1.56
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.58	$1.58

1	Expenses are equal to the Fund annualized net expense ratio of 0.31%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
Annual Shareholder Report
23

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report
24

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Chairman and CEO, The Collins Group, Inc.
(a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, and Chairman of the Compensation Committee, KLX Energy
Services Holdings, Inc. (oilfield services); former Director of
KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report
25

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor of Law, Duquesne University School of
Law; formerly, Dean of the Duquesne University School of Law and
Professor of Law and Interim Dean of the Duquesne University School
of Law; formerly, Associate General Secretary and Director, Office of
Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and
Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign
for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of
Western and Central Pennsylvania; Director, Ireland Institute of
Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director,
Pennsylvania Bar Institute; Director, St. Vincent College; and Director
and Chair, North Catholic High School, Inc.

Annual Shareholder Report
26

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries. Ms. Reilly also previously served as Chair of the Risk Management Committee for Holy Ghost Preparatory School,
Philadelphia and Secretary and Chair of the Governance Committee,
Oakland Catholic High School Board of Trustees, Pittsburgh.

Annual Shareholder Report
27

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CNX Resources
Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and
Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee, and Chair of the Board of
Directors or Trustees, of the Federated Hermes Fund Family; President
and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products,
Inc. (distributor of portable construction heaters); President, Portable
Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report
28

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report
29

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Mary Jo Ochson was named Chief Investment
Officer of Federated Hermes’ tax-exempt, fixed-income products in
2004 and Chief Investment Officer of Federated Hermes’ Tax-Free
Money Markets in 2010. She joined Federated Hermes in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of
the Fund’s Adviser since 1996. Ms. Ochson has received the Chartered
Financial Analyst designation and holds an M.B.A. in Finance from the
University of Pittsburgh.

Annual Shareholder Report
30

Evaluation and Approval of Advisory Contract–May 2020
Federated New York Municipal Cash Trust (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES NEW YORK MUNICIPAL CASH TRUST)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
Annual Shareholder Report
31

throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
Annual Shareholder Report
32

compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report
33

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
Annual Shareholder Report
34

evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Annual Shareholder Report
35

For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in
Annual Shareholder Report
36

order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder
Annual Shareholder Report
37

services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and
Annual Shareholder Report
38

with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Annual Shareholder Report
39

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
40

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes New York Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919858
33956 (12/20)
© 2020 Federated Hermes, Inc.

Annual Shareholder Report
October 31, 2020

Share Class | Ticker	Wealth | PAMXX	Service | FPAXX	Cash Series | PACXX

Federated Hermes Pennsylvania Municipal Cash Trust
(formerly, Federated Pennsylvania Municipal Cash Trust)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Pennsylvania Municipal Cash Trust
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from November 1, 2019 through October 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Please be aware that on August 14, 2020, the Trustees of the Trust approved a Plan of Liquidation for the Fund pursuant to which the Fund will be liquidated on or about the close of business on February 19, 2021. However, Federated Hermes offers several other funds to meet your cash management needs. Thank you for investing with us.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	91.0%
Municipal Note	8.1%
Other Assets and Liabilities—Net[2]	0.9%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At October 31, 2020, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	91.0%
8-30 Days	0.0%
31-90 Days	8.1%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.9%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2020
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 99.1%
		Pennsylvania— 99.1%
$2,300,000		Allegheny County, PA HDA (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 0.180%, 11/5/2020	$2,300,000
1,500,000		Allegheny County, PA HDA (UPMC Health System), Tender Option Bond Trust Receipts (Series 2019-XM0758) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.280%, 11/5/2020	1,500,000
2,200,000		Beaver County, PA IDA (BASF Corp.), (Series 1997) Weekly VRDNs, (GTD by BASF SE), 0.260%, 11/4/2020	2,200,000
2,000,000		Blackrock MuniYield Pennsylvania Quality Fund, (663 Series W-7 VRDP Shares) Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.210%, 11/5/2020	2,000,000
200,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.130%, 11/5/2020	200,000
1,250,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.130%, 11/5/2020	1,250,000
2,400,000		Chester County, PA HEFA (Tel Hai Obligated Group Project), (Series of 2009) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.180%, 11/5/2020	2,400,000
1,740,000		East Hempfield Township, PA IDA (BGT Realty), (Series of 2005) Weekly VRDNs, (Fulton Bank, N.A. LOC), 0.650%, 11/5/2020	1,740,000
450,000		Lancaster County, PA Hospital Authority (Masonic Villages), (Series D of 2008) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.120%, 11/2/2020	450,000
1,425,000		Lancaster, PA IDA (John F. Martin & Sons, Inc.), (Series A of 2007) Weekly VRDNs, (Fulton Bank, N.A. LOC), 0.550%, 11/5/2020	1,425,000
2,000,000		Lancaster, PA IDA (Willow Valley Retirement Communities), (Series A of 2009) Weekly VRDNs, (PNC Bank, N.A. LOC), 0.130%, 11/5/2020	2,000,000
450,000		Lehigh County, PA General Purpose Authority (Lehigh Valley Health Network), (Series B of 2019) Weekly VRDNs, (Bank of America N.A. LOC), 0.140%, 11/5/2020	450,000
315,000		Lehigh County, PA General Purpose Authority (Phoebe-DeVitt Homes Obligated Group), (Series B of 1998) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.220%, 11/5/2020	315,000
1,500,000		Montgomery County, PA IDA (Lonza, Inc.), (Series 2000) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 0.190%, 11/5/2020	1,500,000
845,000		Northampton County, PA IDA (Binney & Smith, Inc.), (Series 1997A) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.270%, 11/4/2020	845,000
120,000		Northampton County, PA IDA (Binney & Smith, Inc.), (Series 1997B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.320%, 11/4/2020	120,000
1,665,000		Pennsylvania Economic Development Financing Authority (UPMC Health System), Tender Option Bond Trust Receipts (2015-ZM0088) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 11/5/2020	1,665,000
Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Pennsylvania— continued
$1,990,000		Pennsylvania HFA (Foxwood Manor Apartments), (Series 2008-O) Weekly VRDNs, (FHLMC LOC), 0.120%, 11/5/2020	$1,990,000
2,000,000		Pennsylvania HFA, (Series 2006-93B) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 0.150%, 11/4/2020	2,000,000
3,500,000		Pennsylvania State Turnpike Commission, RBC Muni Products (Series G-43) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.320%, Optional Tender 12/1/2020	3,500,000
1,000,000		Pennsylvania State University, Tender Option Bond Trust Receipts (Series 2020-XM0827) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.160%, 11/5/2020	1,000,000
2,000,000		Philadelphia, PA Airport System, Tender Option Bond Trust Receipts (Series 2017-XG0159) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.220%, 11/5/2020	2,000,000
800,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia), (Series 2002-A) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 0.110%, 11/2/2020	800,000
150,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia), (Series 2002-B) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 0.110%, 11/2/2020	150,000
205,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia), (Series 2005A) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 0.110%, 11/2/2020	205,000
2,165,000		Philadelphia, PA School District, Tender Option Bond Trust Receipts (Series 2020-XF0881) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 0.170%, 11/5/2020	2,165,000
1,600,000		Philadelphia, PA, (Series 2009B) Weekly VRDNs, (Barclays Bank PLC LOC), 0.100%, 11/5/2020	1,600,000
1,650,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019C) Weekly VRDNs, (Bank of America N.A. LIQ), 0.160%, 11/5/2020	1,650,000
500,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019E) Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.110%, 11/2/2020	500,000
3,000,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 0.240%, 11/5/2020	3,000,000
		TOTAL INVESTMENT IN SECURITIES—99.1% (AT AMORTIZED COST)[2]	42,920,000
		OTHER ASSETS AND LIABILITIES - NET—0.9%[3]	385,535
		TOTAL NET ASSETS—100%	$43,305,535
Annual Shareholder Report
3

Securities that are subject to the federal alternative minimum tax (AMT) represent 32.2% of the portfolio as calculated based upon total market value (percentage is unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of October 31, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
4

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.012	0.010	0.004	0.001
Net realized gain	—	—	—	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.012	0.010	0.004	0.001
Less Distributions:
Distributions from net investment income	(0.005)	(0.012)	(0.009)	(0.004)	(0.001)
Distributions from net realized gain	—	—	(0.001)	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.012)	(0.010)	(0.004)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.48%	1.17%	0.99%	0.38%	0.13%
Ratios to Average Net Assets:
Net expenses[3]	0.39%	0.47%	0.47%	0.47%	0.31%[4]
Net investment income	0.54%	1.17%	0.92%	0.41%	0.06%
Expense waiver/reimbursement[5]	0.42%	0.21%	0.24%	0.30%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,401	$31,834	$29,650	$28,371	$10,015

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.31% after taking into account this expense reduction.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.010	0.008	0.002	0.000[1]
Net realized gain	—	—	—	0.000[1]	—
Total From Investment Operations	0.004	0.010	0.008	0.002	0.000[1]
Less Distributions:
Distributions from net investment income	(0.004)	(0.010)	(0.007)	(0.002)	(0.000)[1]
Distributions from net realized gain	—	—	(0.001)	—	(0.000)[1]
Total Distributions	(0.004)	(0.010)	(0.008)	(0.002)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.39%	0.97%	0.78%	0.18%	0.09%
Ratios to Average Net Assets:
Net expenses[3]	0.46%	0.67%	0.67%	0.67%	0.31%[4]
Net investment income	0.38%	0.97%	0.71%	0.14%	0.02%
Expense waiver/reimbursement[5]	0.63%	0.26%	0.29%	0.35%	0.59%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,634	$13,346	$15,589	$12,442	$30,951

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.31% after taking into account this expense reduction.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.006	0.004	0.000[1]	0.000[1]
Net realized gain	—	—	—	0.000[1]	—
Total From Investment Operations	0.002	0.006	0.004	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.002)	(0.006)	(0.003)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	—	(0.001)	—	(0.000)[1]
Total Distributions	(0.002)	(0.006)	(0.004)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.22%	0.58%	0.40%	0.01%	0.06%
Ratios to Average Net Assets:
Net expenses[3]	0.67%	1.06%	1.05%	0.84%	0.36%[4]
Net investment income	0.23%	0.59%	0.32%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.81%	0.26%	0.31%	0.58%	0.94%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,271	$19,120	$37,606	$45,288	$51,604

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.36% after taking into account this expense reduction.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Assets and LiabilitiesOctober 31, 2020

Assets:
Investment in securities, at amortized cost and fair value	$42,920,000
Cash	227,429
Income receivable	8,190
Receivable for investments sold	213,889
Receivable for shares sold	3,733
Total Assets	43,373,241
Liabilities:
Payable for shares redeemed	768
Payable to adviser (Note 5)	7,217
Payable for administrative fee (Note 5)	184
Payable for transfer agent fees	4,436
Payable for legal fees	3,632
Payable for portfolio accounting fees	24,304
Payable for share registration costs	7,484
Payable for printing and postage	16,439
Accrued expenses (Note 5)	3,242
Total Liabilities	67,706
Net assets for 43,304,280 shares outstanding	$43,305,535
Net Assets Consist of:
Paid-in capital	$43,304,218
Total distributable earnings (loss)	1,317
Total Net Assets	$43,305,535
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$18,400,509 ÷ 18,399,976 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$12,634,468 ÷ 12,634,103 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$12,270,558 ÷ 12,270,201 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of OperationsYear Ended October 31, 2020

Investment Income:
Interest	$568,110
Expenses:
Investment adviser fee (Note 5)	188,493
Administrative fee (Note 5)	49,486
Custodian fees	2,683
Transfer agent fees (Note 2)	28,189
Directors’/Trustees’ fees (Note 5)	698
Auditing fees	20,400
Legal fees	9,156
Portfolio accounting fees	85,524
Distribution services fee (Note 5)	62,597
Other service fees (Notes 2 and 5)	72,508
Share registration costs	97,547
Printing and postage	22,923
Miscellaneous (Note 5)	9,743
TOTAL EXPENSES	649,947
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(180,729)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(170,807)
TOTAL WAIVERS AND REIMBURSEMENTS	(351,536)
Net expenses	298,411
Net investment income	269,699
Change in net assets resulting from operations	$269,699
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Changes in Net Assets

Year Ended October 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$269,699	$757,675
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	269,699	757,675
Distributions to Shareholders:
Wealth Shares	(182,908)	(429,859)
Service Shares	(50,868)	(148,627)
Cash Series Shares	(35,434)	(179,062)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(269,210)	(757,548)
Share Transactions:
Proceeds from sale of shares	138,968,049	229,584,337
Net asset value of shares issued to shareholders in payment of distributions declared	62,287	262,253
Cost of shares redeemed	(160,025,975)	(248,390,927)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(20,995,639)	(18,544,337)
Change in net assets	(20,995,150)	(18,544,210)
Net Assets:
Beginning of period	64,300,685	82,844,895
End of period	$43,305,535	$64,300,685
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Notes to Financial Statements
October 31, 2020
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Pennsylvania Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Prior to June 29, 2020, the name of the Trust and Fund was Money Market Obligations Trust and Federated Pennsylvania Municipal Cash Trust, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Annual Shareholder Report
11

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $351,536 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
For the year ended October 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Waived by Unaffiliated Third Parties
Wealth Shares	$14,742	$(2,601)
Service Shares	6,229	(1,848)
Cash Series Shares	7,218	(1,718)
TOTAL	$28,189	$(6,167)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Service Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms
Annual Shareholder Report
12

described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$33,385	$(6,247)	$(14,342)
Cash Series Shares	39,123	(3,504)	(18,595)
TOTAL	$72,508	$(9,751)	$(32,937)
For the year ended October 31, 2020, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Annual Shareholder Report
13

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2020		Year Ended 10/31/2019
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	66,412,459	$66,412,459	87,005,288	$87,005,288
Shares issued to shareholders in payment of distributions declared	4,541	4,541	12,801	12,801
Shares redeemed	(79,850,760)	(79,850,760)	(84,833,856)	(84,833,856)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(13,433,760)	$(13,433,760)	2,184,233	$2,184,233
	Year Ended 10/31/2020		Year Ended 10/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	37,043,756	$37,043,756	46,479,238	$46,479,238
Shares issued to shareholders in payment of distributions declared	22,506	22,506	72,200	72,200
Shares redeemed	(37,778,129)	(37,778,129)	(48,794,752)	(48,794,752)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(711,867)	$(711,867)	(2,243,314)	$(2,243,314)
	Year Ended 10/31/2020		Year Ended 10/31/2019
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	35,511,834	$35,511,834	96,099,811	$96,099,811
Shares issued to shareholders in payment of distributions declared	35,240	35,240	177,252	177,252
Shares redeemed	(42,397,086)	(42,397,086)	(114,762,319)	(114,762,319)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(6,850,012)	$(6,850,012)	(18,485,256)	$(18,485,256)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(20,995,639)	$(20,995,639)	(18,544,337)	$(18,544,337)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2020 and 2019, was as follows:
	2020	2019
Tax-exempt income	$269,210	$757,548
Annual Shareholder Report
14

As of October 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$1,322
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2020, the Adviser voluntarily waived $180,729 of its fee and voluntarily reimbursed $87,394 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.40% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the year ended October 31, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash Series Shares	$62,597	$(34,558)
Annual Shareholder Report
15

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2020, FSC retained $19,732 of fees paid by the Fund.
Other Service Fees
For the year ended October 31, 2020, FSSC received $3,016 and reimbursed $9,751 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Wealth Shares, Service Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.47%, 0.67% and 1.06% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $93,995,000 and $97,370,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2020, 76.8% of the securities in
Annual Shareholder Report
16

the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 12.0% of total investments.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2020, there were no outstanding loans. During the year ended October 31, 2020, the program was not utilized.
8. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
9. SUBSEQUENT EVENT
On August 14, 2020, the Trustees of the Trust approved a Plan of Liquidation for the Fund pursuant to which the Fund will be liquidated on or about the close of business on February 19, 2021.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2020, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report
17

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees of Federated Hermes Money Market ObligationS Trust AND SHAREHOLDERS OF Federated Hermes Pennsylvania Municipal Cash Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Pennsylvania Municipal Cash Trust (formerly, Federated Pennsylvania Municipal Cash Trust ) (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (formerly, Money Market Obligations Trust) (the “Trust”)), including the portfolio of investments, as of October 31, 2020, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Money Market Obligations Trust) at October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report
18

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.

Boston, Massachusetts
December 23, 2020
Annual Shareholder Report
19

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 to October 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
20

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2020	Ending Account Value 10/31/2020	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,000.00	$[2]1.51
Service Shares	$1,000	$1,000.00	$[3]1.31
Cash Series Shares	$1,000	$1,000.00	$[4]1.16
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,023.63	$[2]1.53
Service Shares	$1,000	$1,023.83	$[3]1.32
Cash Series Shares	$1,000	$1,023.98	$[4]1.17

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.30%
Service Shares	0.26%
Cash Series Shares	0.23%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s current Fee Limit of
0.47% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period)
would be $2.36 and $2.39, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.67% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by 184/
366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-
year period) would be $3.37 and $3.41, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash Series Shares current Fee Limit of 1.06% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by 184/
366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-
year period) would be $5.33 and $5.39, respectively.

Annual Shareholder Report
21

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report
22

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Chairman and CEO, The Collins Group, Inc.
(a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, and Chairman of the Compensation Committee, KLX Energy
Services Holdings, Inc. (oilfield services); former Director of
KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report
23

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor of Law, Duquesne University School of
Law; formerly, Dean of the Duquesne University School of Law and
Professor of Law and Interim Dean of the Duquesne University School
of Law; formerly, Associate General Secretary and Director, Office of
Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and
Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign
for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of
Western and Central Pennsylvania; Director, Ireland Institute of
Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director,
Pennsylvania Bar Institute; Director, St. Vincent College; and Director
and Chair, North Catholic High School, Inc.

Annual Shareholder Report
24

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries. Ms. Reilly also previously served as Chair of the Risk Management Committee for Holy Ghost Preparatory School,
Philadelphia and Secretary and Chair of the Governance Committee,
Oakland Catholic High School Board of Trustees, Pittsburgh.

Annual Shareholder Report
25

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CNX Resources
Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and
Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee, and Chair of the Board of
Directors or Trustees, of the Federated Hermes Fund Family; President
and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products,
Inc. (distributor of portable construction heaters); President, Portable
Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report
26

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report
27

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Mary Jo Ochson was named Chief Investment
Officer of Federated Hermes’ tax-exempt, fixed-income products in
2004 and Chief Investment Officer of Federated Hermes’ Tax-Free
Money Markets in 2010. She joined Federated Hermes in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of
the Fund’s Adviser since 1996. Ms. Ochson has received the Chartered
Financial Analyst designation and holds an M.B.A. in Finance from the
University of Pittsburgh.

Annual Shareholder Report
28

Evaluation and Approval of Advisory Contract–May 2020
Federated Pennsylvania Municipal Cash Trust (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES PENNSYLVANIA MUNICIPAL CASH TRUST)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
Annual Shareholder Report
29

throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
Annual Shareholder Report
30

compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report
31

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
Annual Shareholder Report
32

evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was at the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Annual Shareholder Report
33

For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in
Annual Shareholder Report
34

order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder
Annual Shareholder Report
35

services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and
Annual Shareholder Report
36

with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Annual Shareholder Report
37

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
38

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Pennsylvania Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N534
CUSIP 60934N542
CUSIP 60934N526
29418 (12/20)
© 2020 Federated Hermes, Inc.

Annual Shareholder Report
October 31, 2020

Share Class | Ticker	Service | VACXX	Cash Series | VCSXX

Federated Hermes Virginia Municipal Cash Trust
(formerly, Federated Virginia Municipal Cash Trust)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Virginia Municipal Cash Trust
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from November 1, 2019 through October 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Please be aware that on August 14, 2020, the Trustees of the Trust approved a Plan of Liquidation for the Fund pursuant to which the Fund will be liquidated on or about the close of business on February 19, 2021. However, Federated Hermes offers several other funds to meet your cash management needs. Thank you for investing with us.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	91.5%
Commercial Paper	6.0%
Municipal Note	2.2%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At October 31, 2020, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	91.5%
8-30 Days	4.8%
31-90 Days	1.2%
91-180 Days	2.2%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.3%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2020
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 99.7%
		Virginia— 99.7%
$ 1,200,000		Albemarle County, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2018B) Daily VRDNs, (TD Bank, N.A. LIQ), 0.110%, 11/2/2020	$1,200,000
4,775,000		Alexandria, VA, Solar Eclipse (2017-0044) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 0.170%, 11/5/2020	4,775,000
8,400,000		Arlington County, VA IDA (Gates of Ballston Apartments), (Series 2005) Weekly VRDNs, (PNC Bank, N.A. LOC), 0.170%, 11/4/2020	8,400,000
17,150,000		Arlington County, VA IDA (Westover Apartments, LP), (Series 2011A) Weekly VRDNs, (FHLMC LOC), 0.160%, 11/5/2020	17,150,000
8,000,000		Botetourt County, VA IDA (Altec Industries, Inc.), (Series 2001) Weekly VRDNs, (Bank of America N.A. LOC), 0.260%, 11/5/2020	8,000,000
2,060,000		Emporia, VA Industrial Development Board (Toll VA III LP), (Series 1999) Weekly VRDNs, (Truist Bank LOC), 0.200%, 11/5/2020	2,060,000
8,510,000		Fairfax County, VA EDA (Mount Vernon Ladies’ Association of the Union), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 0.140%, 11/4/2020	8,510,000
3,220,000		Fairfax County, VA EDA (Young Men’s Christian Association of Metropolitan Washington), (Series 2001) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.180%, 11/6/2020	3,220,000
8,790,000		Fairfax County, VA IDA (Inova Health System), (Series 2018C) Weekly VRDNs, 0.150%, 11/5/2020	8,790,000
5,390,000		Hampton Roads, VA Sanitation District, (Series 2016B) Weekly VRDNs, 0.120%, 11/5/2020	5,390,000
5,535,000		Hampton Roads, VA Transportation Accountability Commission, (Series 2018-ZF2619) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 0.150%, 11/5/2020	5,535,000
3,615,000		Hampton Roads, VA Transportation Accountability Commission, (Series 2018-ZM0629) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.150%, 11/5/2020	3,615,000
1,500,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003C) Weekly VRDNs, 0.150%, 11/4/2020	1,500,000
1,930,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003D) Weekly VRDNs, 0.150%, 11/4/2020	1,930,000
1,500,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003E) Weekly VRDNs, 0.120%, 11/4/2020	1,500,000
2,325,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003F) Weekly VRDNs, 0.120%, 11/4/2020	2,325,000
1,000,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2013A) Weekly VRDNs, 0.120%, 11/4/2020	1,000,000
5,200,000		Loudoun County, VA, Solar Eclipse (Series 2017-0038) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 0.170%, 11/5/2020	5,200,000
400,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), (Series 2017B) Daily VRDNs, (Truist Bank LOC), 0.110%, 11/2/2020	400,000
Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Virginia— continued
$ 5,575,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), (Series 2017C) Weekly VRDNs, (Truist Bank LOC), 0.180%, 11/5/2020	$5,575,000
2,520,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), Series 2017-XG0147 Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.160%, 11/5/2020	2,520,000
6,210,000		Metropolitan Washington, DC Airports Authority (Dulles Metrorail and Capital Improvement Project), Tender Option Bond Trust Certificates (Series 2019-ZM0795) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.200%, 11/5/2020	6,210,000
2,535,000		Metropolitan Washington, DC Airports Authority (Dulles Metrorail and Capital Improvement Project), Tender Option Bond Trust Certificates (Series 2019-ZM0796) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.200%, 11/5/2020	2,535,000
100,000		Norfolk, VA, (Series 2007) Weekly VRDNs, (Bank of America N.A. LIQ), 0.140%, 11/4/2020	100,000
5,330,000		Roanoke, VA EDA (Carilion Health System Obligated Group), Tender Option Bond Trust Receipts (Series 2020-XF0955) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.170%, 11/5/2020	5,330,000
3,185,000		Salem, VA IDA (Oak Park Apartments, L.P.), (Series 2008) Weekly VRDNs, (FNMA LOC), 0.100%, 11/5/2020	3,185,000
8,000,000		Stafford County, VA and Staunton, VA IDA, Series 2008 A-1, CP, (Bank of America N.A. LOC), 0.180%, Mandatory Tender 11/20/2020	8,000,000
7,775,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Tender Option Bond Trust Floater Certificates (2020-MIZ9025) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.220%, 11/5/2020	7,775,000
4,600,000		Suffolk, VA, Solar Eclipse Weekly VRDNs, (U.S. Bank, N.A. LIQ), 0.150%, 11/5/2020	4,600,000
2,000,000		University of Virginia (The Rectors and Visitors of), Solar Eclipse (Series 2017-0017) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 0.170%, 11/5/2020	2,000,000
8,120,000		Virginia College Building Authority (University of Richmond), (Series 2004) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 0.110%, 11/4/2020	8,120,000
2,077,000		Virginia Commonwealth University, (Series A), CP, 0.120%, Mandatory Tender 12/2/2020	2,077,000
2,555,000		Virginia Small Business Financing Authority (Bon Secours Mercy Health), Tender Option Bond Trust Receipts (Series 2020-XF0926) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 11/5/2020	2,555,000
2,055,000		Virginia Small Business Financing Authority (Bon Secours Mercy Health), Tender Option Bond Trust Receipts (Series 2020-ZF0916) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 11/5/2020	2,055,000
4,500,000		Virginia Small Business Financing Authority (Bon Secours Mercy Health), Tender Option Bond Trust Receipts (Series 2020-ZF0927) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 11/5/2020	4,500,000
3,145,000		Virginia Small Business Financing Authority (Bon Secours Mercy Health), Tender Option Bond Trust Receipts (Series 2020-ZF0928) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 11/5/2020	3,145,000
Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Virginia— continued
$ 1,575,000		Virginia Small Business Financing Authority (Carilion Health System Obligated Group), (Series 2008A) Weekly VRDNs, (PNC Bank, N.A. LOC), 0.120%, 11/5/2020	$1,575,000
1,345,000		Virginia Small Business Financing Authority (Carilion Health System Obligated Group), (Series 2008B) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.120%, 11/5/2020	1,345,000
200,000		Virginia Small Business Financing Authority (Virginia State University Real Estate Foundation), (Series 2008) Daily VRDNs, (Bank of America N.A. LOC), 0.150%, 11/2/2020	200,000
3,640,000		Virginia State Public Building Authority Public Facilities (Virginia State), RBC Muni Products (Series G-40) TOBs, (Royal Bank of Canada LIQ)/ (Royal Bank of Canada LOC), 0.320%, Optional Tender 2/1/2021	3,640,000
		TOTAL INVESTMENT IN SECURITIES—99.7% (AT AMORTIZED COST)[2]	167,542,000
		OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	529,393
		TOTAL NET ASSETS—100%	$168,071,393
Securities that are subject to the federal alternative minimum tax (AMT) represent 21.3% of the portfolio as calculated based upon total market value (percentage is unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
4

In valuing the Fund’s assets as of October 31, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
CP	—Commercial Paper
EDA	—Economic Development Authority
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.010	0.007	0.002	0.000[1]
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.001	0.000[1]
Total From Investment Operations	0.004	0.010	0.007	0.003	0.000[1]
Less Distributions:
Distributions from net investment income	(0.004)	(0.010)	(0.007)	(0.002)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.000)[1]
Total Distributions	(0.004)	(0.010)	(0.007)	(0.003)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.41%	0.98%	0.75%	0.25%	0.06%
Ratios to Average Net Assets:
Net expenses[3]	0.43%	0.66%	0.66%	0.66%	0.33%[4]
Net investment income	0.40%	0.95%	0.73%	0.17%	0.03%
Expense waiver/reimbursement[5]	0.43%	0.17%	0.23%	0.29%	0.57%
Supplemental Data:
Net assets, end of period (000 omitted)	$124,729	$147,979	$110,541	$108,573	$118,843

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.33% after taking into account this expense reduction.

5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.006	0.004	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.001	0.000[1]
Total From Investment Operations	0.002	0.006	0.004	0.001	0.000[1]
Less Distributions:
Distributions from net investment income	(0.002)	(0.006)	(0.004)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.000)[1]
Total Distributions	(0.002)	(0.006)	(0.004)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.24%	0.58%	0.36%	0.09%	0.03%
Ratios to Average Net Assets:
Net expenses[3]	0.58%	1.05%	1.05%	0.81%	0.35%[4]
Net investment income	0.22%	0.58%	0.33%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.88%	0.39%	0.45%	0.73%	1.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,342	$44,511	$61,479	$87,565	$96,705

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.35% after taking into account this expense reduction.

5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Assets and LiabilitiesOctober 31, 2020

Assets:
Investment in securities, at amortized cost and fair value	$167,542,000
Cash	13,517
Income receivable	47,961
Receivable for investments sold	558,889
Receivable for shares sold	91,817
Total Assets	168,254,184
Liabilities:
Payable for shares redeemed	128,883
Payable to adviser (Note 5)	12,713
Payable for administrative fee (Note 5)	716
Payable for portfolio accounting fees	19,456
Payable for printing and postage	15,213
Accrued expenses (Note 5)	5,810
Total Liabilities	182,791
Net assets for 168,062,862 shares outstanding	$168,071,393
Net Assets Consist of:
Paid-in capital	$168,062,428
Total distributable earnings (loss)	8,965
Total Net Assets	$168,071,393
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Service Shares:
$124,729,303 ÷ 124,722,973 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$43,342,090 ÷ 43,339,889 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of OperationsYear Ended October 31, 2020

Investment Income:
Interest	$1,485,910
Expenses:
Investment adviser fee (Note 5)	547,158
Administrative fee (Note 5)	142,958
Custodian fees	6,891
Transfer agent fees (Note 2)	182,475
Directors’/Trustees’ fees (Note 5)	1,275
Auditing fees	20,400
Legal fees	10,553
Portfolio accounting fees	82,719
Distribution services fee (Note 5)	270,491
Other service fees (Notes 2 and 5)	455,965
Share registration costs	83,058
Printing and postage	25,309
Miscellaneous (Note 5)	6,498
TOTAL EXPENSES	1,835,750
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(352,622)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(637,566)
TOTAL WAIVERS AND REIMBURSEMENTS	(990,188)
Net expenses	845,562
Net investment income	640,348
Net realized gain on investments	7,125
Change in net assets resulting from operations	$647,473
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Changes in Net Assets

Year Ended October 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$640,348	$1,527,879
Net realized gain (loss)	7,125	25,777
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	647,473	1,553,656
Distributions to Shareholders:
Service Shares	(562,074)	(1,216,885)
Cash Series Shares	(103,419)	(318,077)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(665,493)	(1,534,962)
Share Transactions:
Proceeds from sale of shares	329,673,489	402,531,412
Net asset value of shares issued to shareholders in payment of distributions declared	664,738	1,533,483
Cost of shares redeemed	(354,739,252)	(383,613,092)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(24,401,025)	20,451,803
Change in net assets	(24,419,045)	20,470,497
Net Assets:
Beginning of period	192,490,438	172,019,941
End of period	$168,071,393	$192,490,438
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Notes to Financial Statements
October 31, 2020
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Virginia Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and income tax imposed by the Commonwealth of Virginia consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Prior to June 29, 2020, the name of the Trust and Fund was Money Market Obligations Trust and Federated Virginia Municipal Cash Trust, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Annual Shareholder Report
11

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $990,188 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
For the year ended October 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Waived by Unaffiliated Third Parties
Service Shares	$137,828	$(46,360)
Cash Series Shares	44,647	(16,356)
TOTAL	$182,475	$(62,716)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Service Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense
Annual Shareholder Report
12

Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$343,261	$(72,508)	$(171,724)
Cash Series Shares	112,704	(3,738)	(67,416)
TOTAL	$455,965	$(76,246)	$(239,140)
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Annual Shareholder Report
13

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2020		Year Ended 10/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	241,007,656	$241,007,656	286,850,366	$286,850,366
Shares issued to shareholders in payment of distributions declared	561,790	561,790	1,215,802	1,215,802
Shares redeemed	(264,805,546)	(264,805,546)	(250,642,841)	(250,642,841)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(23,236,100)	$(23,236,100)	37,423,327	$37,423,327
	Year Ended 10/31/2020		Year Ended 10/31/2019
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	88,665,833	$88,665,833	115,681,046	$115,681,046
Shares issued to shareholders in payment of distributions declared	102,948	102,948	317,681	317,681
Shares redeemed	(89,933,706)	(89,933,706)	(132,970,251)	(132,970,251)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(1,164,925)	$(1,164,925)	(16,971,524)	$(16,971,524)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(24,401,025)	$(24,401,025)	20,451,803	$20,451,803
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2020 and 2019, was as follows:
	2020	2019
Tax-exempt income	$639,717	$1,527,436
Long-term capital gains	$25,776	$7,526
As of October 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$1,841
Undistributed long-term capital gains	$7,124
Annual Shareholder Report
14

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2020, the Adviser voluntarily waived $352,622 of its fee and voluntarily reimbursed $51,429 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2020, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the year ended October 31, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash Series Shares	$270,491	$(208,035)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2020, FSC retained $5,294 of fees paid by the Fund.
Other Service Fees
For the year ended October 31, 2020, FSSC received $118 and reimbursed $76,246 of the other service fees disclosed in Note 2.
Annual Shareholder Report
15

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Service Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.66% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $148,985,000 and $161,730,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2020, 53.9% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 10.2% of total investments.
Annual Shareholder Report
16

7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2020, there were no outstanding loans. During the year ended October 31, 2020, the program was not utilized.
8. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
9. SUBSEQUENT EVENT
On August 14, 2020, the Trustees of the Trust approved a Plan of Liquidation for the Fund pursuant to which the Fund will be liquidated on or about the close of business on February 19, 2021.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2020, the amount of long-term capital gains designated by the Fund was $25,776.
For the year ended October 31, 2020, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report
17

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees of Federated Hermes Money Market Obligations Trust AND SHAREHOLDERS OF Federated Hermes Virginia Municipal Cash Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Virginia Municipal Cash Trust (formerly, Federated Virginia Municipal Cash Trust) (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (formerly, Money Market Obligations Trust) (the “Trust”)), including the portfolio of investments, as of October 31, 2020, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Money Market Obligations Trust) at October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report
18

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.

Boston, Massachusetts
December 23, 2020
Annual Shareholder Report
19

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 to October 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
20

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2020	Ending Account Value 10/31/2020	Expenses Paid During Period[1]
Actual:
Service Shares	$1,000	$1,000.00	$[2]0.96
Cash Series Shares	$1,000	$1,000.00	$[3]0.96
Hypothetical (assuming a 5% return before expenses):
Service Shares	$1,000	$1,024.18	$[2]0.97
Cash Series Shares	$1,000	$1,024.18	$[3]0.97

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Service Shares	0.19%
Cash Series Shares	0.19%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.66% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by 184/
366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-
year period) would be $3.32 and $3.36, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash Series Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by 184/
366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-
year period) would be $5.28 and $5.34, respectively.

Annual Shareholder Report
21

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report
22

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Chairman and CEO, The Collins Group, Inc.
(a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, and Chairman of the Compensation Committee, KLX Energy
Services Holdings, Inc. (oilfield services); former Director of
KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report
23

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor of Law, Duquesne University School of
Law; formerly, Dean of the Duquesne University School of Law and
Professor of Law and Interim Dean of the Duquesne University School
of Law; formerly, Associate General Secretary and Director, Office of
Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and
Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign
for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of
Western and Central Pennsylvania; Director, Ireland Institute of
Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director,
Pennsylvania Bar Institute; Director, St. Vincent College; and Director
and Chair, North Catholic High School, Inc.

Annual Shareholder Report
24

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries. Ms. Reilly also previously served as Chair of the Risk Management Committee for Holy Ghost Preparatory School,
Philadelphia and Secretary and Chair of the Governance Committee,
Oakland Catholic High School Board of Trustees, Pittsburgh.

Annual Shareholder Report
25

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CNX Resources
Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and
Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee, and Chair of the Board of
Directors or Trustees, of the Federated Hermes Fund Family; President
and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products,
Inc. (distributor of portable construction heaters); President, Portable
Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report
26

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report
27

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Mary Jo Ochson was named Chief Investment
Officer of Federated Hermes’ tax-exempt, fixed-income products in
2004 and Chief Investment Officer of Federated Hermes’ Tax-Free
Money Markets in 2010. She joined Federated Hermes in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of
the Fund’s Adviser since 1996. Ms. Ochson has received the Chartered
Financial Analyst designation and holds an M.B.A. in Finance from the
University of Pittsburgh.

Annual Shareholder Report
28

Evaluation and Approval of Advisory Contract–May 2020
Federated Virginia Municipal Cash Trust (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES VIRGINIA MUNICIPAL CASH TRUST)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
Annual Shareholder Report
29

throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
Annual Shareholder Report
30

compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report
31

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
Annual Shareholder Report
32

evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year period ended December 31, 2019. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Annual Shareholder Report
33

For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in
Annual Shareholder Report
34

order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder
Annual Shareholder Report
35

services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and
Annual Shareholder Report
36

with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Annual Shareholder Report
37

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
38

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Virginia Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N245
CUSIP 608919825
29509 (12/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $441,860

Fiscal year ended 2019 - $406,660

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $5,569 and $3,366 respectively. Fiscal year ended 2020- Audit consent for N-14 merger document. Fiscal year ended 2019- Audit consent for N-14 merger document.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its Chairman for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser and any entity controlling, controlled by to under common control with the investment adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2020 - $122,735

Fiscal year ended 2019 - $606,377

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 23, 2020

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2020